As filed with the Securities and Exchange Commission on June 4, 2009
Securities Act File No. 333-158789

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 1

ING MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-992-0180
(Registrant’s Area Code and Telephone Number)

Huey P. Falgout. Jr.
ING U.S. Legal Services
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258

(Name and Address of Agent for Service)

With copies to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

ING INTERNATIONAL GROWTH OPPORTUNITIES FUND

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-992-0180

June 10, 2009

Dear Shareholder:

On behalf of the Board of Trustees (the “Board”) of ING International Growth Opportunities Fund (“International Growth Opportunities Fund”), a series of ING Mutual Funds, we are pleased to invite you to a special meeting of shareholders (the “Special Meeting”) of International Growth Opportunities Fund, which is scheduled for 10:00 a.m., Local time, on July 21, 2009, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.  At the Special Meeting, shareholders of International Growth Opportunities Fund will be asked to vote on:

(1)         A proposed reorganization (the “Reorganization”) of International Growth Opportunities Fund with and into ING International Capital Appreciation Fund (“International Capital Appreciation Fund” and together with International Growth Opportunities Fund, each a “Fund” and collectively, the “Funds”); and

(2)         Subject to shareholder approval of the Reorganization, an investment sub-advisory agreement (the “Hansberger Sub-Advisory Agreement”)  appointing Hansberger Global Investors, Inc. (“Hansberger”) to serve as the sub-adviser to International Growth Opportunities Fund during a transition period until the Reorganization is consummated.

Each Fund is a member of the mutual fund group called the “ING Funds.” ING Investment Management Co. (“ING IM”) has sub-advised International Growth Opportunities Fund since July 2000.  On March 27, 2009, the Board reviewed and approved the Reorganization.

If the Reorganization is approved by shareholders, you will become a shareholder of International Capital Appreciation Fund on the date that the Reorganization occurs. The Reorganization would provide shareholders of International Growth Opportunities Fund with an opportunity to participate in a larger fund which seeks capital appreciation.

To plan for a smooth transition prior to the Reorganization, and upon management’s recommendation, the Board determined to retain Hansberger, the current sub-adviser to International Capital Appreciation Fund, to manage International Growth Opportunities Fund for a short period until the consummation of the Reorganization.  On March 27, 2009, the Board approved the Hansberger Sub-Advisory Agreement, which, subject to shareholder approval, is scheduled to be effective on July 24, 2009 until the closing of the Reorganization.  Shareholders are also being asked to approve the Hansberger Sub-Advisory Agreement contingent upon their approval of the Reorganization.  If both Proposal I and Proposal II are approved, Hansberger would serve as the sub-adviser to International Growth Opportunities Fund and would be tasked with implementing a transitioning strategy of the Fund’s investment portfolio in connection with the Reorganization.

AFTER CAREFUL CONSIDERATION, THE BOARD OF INTERNATIONAL GROWTH OPPORTUNITIES FUND APPROVED THE REORGANIZATION AND THE HANSBERGER SUB-ADVISORY AGREEMENT AND RECOMMENDS THAT SHAREHOLDERS VOTE “FOR” THESE PROPOSALS.

A Proxy Statement/Prospectus that describes these proposals in detail is enclosed.  We hope that you can attend the Special Meeting in person; however, we urge you in any event to provide voting instructions by completing and returning the enclosed proxy card in the envelope provided at your earliest convenience. Your vote is important regardless of the number of shares you own.  To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the Proxy Statement/Prospectus and cast your vote.  It is important that your vote be received no later than July 20, 2009.

International Growth Opportunities Fund is using Computershare Fund Services, a proxy solicitation firm, to assist shareholders in the voting process.  As the date of the Special Meeting approaches, if we have not already heard from you, you may receive a telephone call from Computershare Fund Services, reminding you to exercise your right to vote.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews,
President and Chief Executive Officer

ING INTERNATIONAL GROWTH OPPORTUNITIES FUND

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-992-0180

Notice of Special Meeting of Shareholders

of ING International Growth Opportunities Fund

Scheduled for July 21, 2009

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of shareholders (the “Special Meeting”) of ING International Growth Opportunities Fund (“International Growth Opportunities Fund”) is scheduled for July 21, 2009, at 10:00 a.m., Local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 for the following purposes:

(1)                                                   To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) by and between  International Growth Opportunities Fund and ING International Capital Appreciation Fund (“International Capital Appreciation Fund”), providing for the reorganization of International Growth Opportunities Fund with and into International Capital Appreciation Fund;

(2)                                                   Subject to shareholder approval of the Reorganization Agreement, to approve an investment sub-advisory agreement between ING Investments, LLC, International Growth Opportunities Fund’s investment adviser, and Hansberger Global Investors, Inc. (“Hansberger”), pursuant to which Hansberger would serve as the sub-adviser to International Growth Opportunities Fund during a transition period until the reorganization is consummated; and

(3)                                                   To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

Shareholders of record as of the close of business on May 1, 2009, are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournment thereof. Your attention is called to the accompanying Proxy Statement/Prospectus.  Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted.  Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to International Growth Opportunities Fund, or by voting in person at the Special Meeting.

By Order of the Board of Trustees,

Huey P. Falgout, Jr.
Secretary

Dated: June 10, 2009

(This page intentionally left blank)

ING INTERNATIONAL CAPITAL APPRECIATION FUND

PROXY STATEMENT/PROSPECTUS

June 10, 2009

TABLE OF CONTENTS

INTRODUCTION	1

SUMMARY OF THE PROPOSALS	3
The Proposed Reorganization	3
The Proposed Hansberger Sub-Advisory Agreement	6

PROPOSAL I — APPROVAL OF THE REORGANIZATION AGREEMENT	7
Comparison of Investment Objectives and Principal Investment Strategies	7
Comparison of Investment Techniques and Principal Risks of Investing in the Funds	9
Comparison of Portfolio Characteristics	12
Comparison of Fund Performance	13

COMPARISON OF FEES AND EXPENSES	17
Management Fees	17
Sub-Adviser Fees	17
Administration Fees	17
Distribution and Service Fees	18
Expense Limitation Arrangements	18
Expense Tables	18
Contingent Deferred Sales Charge Waiver	19
Annual Fund Operating Expenses	20
Portfolio Transitioning	23
Key Differences in the Rights of International Growth Opportunities Fund’s Shareholders and International Capital Appreciation Fund’s Shareholders	23

INFORMATION ABOUT THE REORGANIZATION	24
The Reorganization Agreement	24
Reasons for the Reorganization	24
Board Considerations	25
Tax Considerations	25
Expenses of the Reorganization	26

ADDITIONAL INFORMATION ABOUT THE FUNDS	27
Form of Organization	27
Adviser	27
Sub-Advisers	27
Distributor	27
Dividends and Other Distributions	27
Capitalization	28

PROPOSAL II — APPROVAL OF THE HANSBERGER SUB-ADVISORY AGREEMENT	29
International Growth Opportunities Fund’s Investment Advisory Arrangement	29
The Prior Sub-Advisory Agreement	29
The Hansberger Sub-Advisory Agreement	29
Other Information	30
Board Considerations	31

GENERAL INFORMATION ABOUT THE PROXY STATEMENT	33
Solicitation of Proxies	33
Voting Rights	33
Other Matters to Come Before the Special Meeting	34
Shareholder Proposals	34

PROXY STATEMENT/PROSPECTUS

June 10, 2009

PROXY STATEMENT FOR:

ING INTERNATIONAL GROWTH OPPORTUNITIES FUND

(A Series of ING Mutual Funds)

7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-992-0180

PROSPECTUS FOR:

ING INTERNATIONAL CAPITAL APPRECIATION FUND

(A Series of ING Mutual Funds)

7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-992-0180

INTRODUCTION

This combined proxy statement and prospectus (“Proxy Statement/Prospectus”) is being furnished to you in connection with a special meeting of shareholders (the “Special Meeting”) of ING International Growth Opportunities Fund (“International Growth Opportunities Fund”) scheduled for July 21, 2009,  at which shareholders of International Growth Opportunities Fund will vote on: (1) the proposed reorganization (the “Reorganization”) of International Growth Opportunities Fund with and into ING International Capital Appreciation Fund (“International Capital Appreciation Fund” and together with International Growth Opportunities Fund, each a “Fund” and collectively, the “Funds”); and (2) subject to shareholder approval of the Reorganization, an investment sub-advisory agreement appointing Hansberger Global Investors, Inc. (“Hansberger”), the current sub-adviser to International Capital Appreciation Fund, as the sub-adviser to International Growth Opportunities Fund (the “Hansberger Sub-Advisory Agreement”) beginning shortly after shareholders approve the Reorganization until the Reorganization is consummated (the “Transition Period”). This Proxy Statement/Prospectus, a notice of the Special Meeting and the proxy card(s) are being mailed to shareholders of International Growth Opportunities Fund on or about June 10, 2009.

On March 27, 2009, the Board of Trustees (the “Board”) reviewed and approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) relating to the Reorganization. Pursuant to the terms of the Reorganization Agreement, if shareholders of International Growth Opportunities Fund approve the Reorganization, International Growth Opportunities Fund would transfer its assets to International Capital Appreciation Fund in exchange for shares of beneficial interest of International Capital Appreciation Fund and the assumption by International Capital Appreciation Fund of International Growth Opportunities Fund’s known liabilities as of the Closing Date (as defined below).  Shares of International Capital Appreciation Fund would then be distributed to shareholders of International Growth Opportunities Fund so that each shareholder would receive a number of full and fractional shares of International Capital Appreciation Fund equal to the aggregate value of the number of shares of International Growth Opportunities Fund held by such shareholder. As a result of the Reorganization, International Growth Opportunities Fund will distribute shares of International Capital Appreciation Fund in liquidation of International Growth Opportunities Fund on August 8, 2009, or such other date as the parties may agree (“Closing Date”). Because you, as a shareholder of International Growth Opportunities Fund, are being asked to approve the Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of International Capital Appreciation Fund, this Proxy Statement also serves as a Prospectus for International Capital Appreciation Fund.  International Capital Appreciation Fund is a diversified, open-end management investment company, which seeks capital appreciation, as described more fully below.

ING Investment Management Co. (“ING IM”) has sub-advised International Growth Opportunities Fund since July 2000. On March 27, 2009, to facilitate a smooth transition prior to the Reorganization, upon management’s recommendation and contingent upon shareholders’ approval of the Reorganization, the Board determined to terminate the sub-advisory relationship with ING IM, and retain Hansberger, the current sub-adviser to International Capital Appreciation Fund, to manage International Growth Opportunities Fund during the Transition Period.  Consequently, you are also being asked to approve the Hansberger Sub-Advisory Agreement.  Contingent upon your approval of both the Reorganization and the Hansberger Sub-Advisory Agreement, the Hansberger Sub-Advisory Agreement is scheduled to be effective on July 24, 2009 and will terminate upon closing of the Reorganization.  If the Reorganization is approved but the Hansberger Sub-Advisory Agreement is not approved, ING IM will continue to serve as the sub-adviser to International Growth

Opportunities Fund and there can be no assurance that the International Growth Opportunities Fund could be effectively transitioned prior to the consummation of the Reorganization.

The approval of the Hansberger Sub-Advisory Agreement is contingent upon the approval of the Reorganization.   Hansberger will not serve as sub-adviser to International Growth Opportunities Fund unless shareholders approve the Reorganization.  If either proposal is not approved, the Board will consider its options with respect to International Growth Opportunities Fund in accordance with applicable law.

This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know in considering the Reorganization.  A Statement of Additional Information (“SAI”) relating to this Proxy Statement, dated June 10, 2009, containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.  For a more detailed discussion of the investment objectives, strategies and restrictions of the Funds, see the Class A, Class B and Class C Prospectus and the Class I and Class Q Prospectus for International Growth Opportunities Fund, each dated February 27, 2009 and incorporated herein by reference (File No. 033-56094); and the Class A, Class B and Class C Prospectus and the Class I Prospectus for International Capital Appreciation Fund, each dated February 27, 2009 (File No. 033-56094).  Each Fund’s SAI, dated February 27, 2009 (File No. 033-56094) is also incorporated herein by reference.  If shareholders of International Growth Opportunities Fund approve the Reorganization, before the Closing Date International Capital Appreciation Fund will start offering Class Q shares and shareholders may obtain the prospectus and the SAI for Class Q of International Capital Appreciation Fund as described below. Each Fund also provides periodic reports to its shareholders, which highlight certain important information about the Funds, including investment results and financial information.  The annual report, dated October 31, 2008, and the semi-annual report, dated April 30, 2009, for each Fund (File No. 811-07428) are incorporated herein by reference.

For a copy of the current prospectus, SAI, annual report and semi-annual report for any of the Funds without charge, or for a copy of the SAI relating to this Proxy Statement/Prospectus, contact the Funds at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or by calling 1-800-992-0180.  You can also visit the ING Funds’ website at www.ingfunds.com for additional information about the Funds, including the annual and semi-annual reports.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (“1940 Act”), and files reports, proxy materials and other information with the SEC.  You can copy and review information about each Fund, including the SAI, reports, proxy materials and other information at the SEC’s Public Reference Room in Washington, D.C.  You may obtain information on the Public Reference Room by calling the SEC at 1-202-551-8090.  Such materials are also available in the EDGAR Database on the SEC’s internet site at http://www.sec.gov.  You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Office of Consumer Affairs and Information, U.S. Securities and Exchange Commission, 100 F. Street N.E., Washington, D.C. 20549.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF THE PROPOSALS

You should read this entire Proxy Statement/Prospectus carefully.  You should also review the Reorganization Agreement, a copy of which is attached hereto as Appendix A, and the Hansberger Sub-Advisory Agreement, a form of which is attached hereto as Appendix B.  Also, you should consult the Class A, Class B and Class C Prospectus and the Class I Prospectus each dated February 27, 2009, for more information about International Capital Appreciation Fund. If shareholders of International Growth Opportunities Fund approve the Reorganization, before the Closing Date International Capital Appreciation Fund will start offering Class Q shares and you should obtain the Class Q prospectus for more information about International Capital Appreciation Fund.

The Proposed Reorganization

At a meeting held on March 27, 2009, the Board of International Growth Opportunities Fund approved the Reorganization Agreement.  Subject to shareholder approval, the Reorganization Agreement provides for:

•                  the transfer of all of the assets of International Growth Opportunities Fund to International Capital Appreciation Fund in exchange for shares of beneficial interest of International Capital Appreciation Fund;

•                  the assumption by International Capital Appreciation Fund of the liabilities of International Growth Opportunities Fund known as of the Closing Date;

•                  the distribution of shares of International Capital Appreciation Fund to the shareholders of International Growth Opportunities Fund; and

•                  the complete liquidation of International Growth Opportunities Fund.

As a result of the Reorganization, each owner of Class A, Class B, Class C, Class I and Class Q shares of International Growth Opportunities Fund would become a shareholder of the corresponding share class of International Capital Appreciation Fund.  The Closing Date is expected to be August 8, 2009, or such other date as the parties may agree.  Each Class A, Class B, Class C, Class I and Class Q shareholder of International Growth Opportunities Fund will hold, immediately after the Closing Date, shares of the corresponding class of International Capital Appreciation Fund having an aggregate value equal to the aggregate value of the shares of International Growth Opportunities Fund held by that shareholder as of the Closing Date.

Shares of International Capital Appreciation Fund would be distributed to shareholders of International Growth Opportunities Fund so that each shareholder would receive a number of full and fractional shares of International Capital Appreciation Fund equal to the aggregate value of shares of International Growth Opportunities Fund held by such shareholder.

In considering whether to approve the Reorganization, you should note that:

•                  The Funds have similar investment objectives - International Growth Opportunities Fund seeks long-term growth of capital through investment in equity securities and equity equivalents of companies outside of the United States, while International Capital Appreciation Fund seeks capital appreciation;

•                  Unlike International Capital Appreciation Fund, International Growth Opportunities Fund’s investment objective is fundamental and cannot be changed without a shareholder vote;

•                  Although both Funds may invest in companies of any size, unlike International Capital Appreciation Fund, International Growth Opportunities Fund invests primarily in companies with a large market capitalization;

•                  Unlike International Capital Appreciation Fund, International Growth Opportunities Fund may invest in derivative instruments as a principal strategy and engage in frequent and active trading to achieve its investment objective;

•                  Both Funds are advised by ING Investments, LLC (“ING Investments” or the “Adviser”); International Growth Opportunities Fund is currently sub-advised by ING IM, while International Capital Appreciation Fund is sub-advised by Hansberger;

•                  International Growth Opportunities Fund is slightly larger (net assets of approximately $57 million versus $44 million for International Capital Appreciation Fund as of December 31, 2008);

•                  International Growth Opportunities Fund, which commenced operations on January 3, 1994, has a longer track record than International Capital Appreciation Fund, which commenced operations on December 21, 2005;

•                  The gross and net expense ratios for each class of International Growth Opportunities Fund are expected to reduce, as a result of the Fund’s Reorganization;

•                  Each Fund is distributed by ING Funds Distributor, LLC (“IFD” or “Distributor”) and the Funds have the same distribution and purchase options, exchange rights and redemption procedures;

•                  If shareholders approve the Hansberger Sub-Advisory Agreement, Hansberger will implement a transition strategy, under which it may, at its discretion, reposition International Growth Opportunities Fund’s investment portfolio as discussed in “Portfolio Transitioning” on page 23.  Hansberger, as sub-adviser to International Capital Appreciation Fund, may also sell portfolio securities that it acquires from International Growth Opportunities Fund after the Closing Date. In addition, each Fund may engage in a variety of transition management techniques to facilitate the portfolio transition process. Such sales and purchases would result in increased transaction costs, which are ultimately borne by shareholders, may result in the realization of taxable gains or losses for either or both Funds, and may also result in taxable distributions to their respective shareholders;

•                  All of the portfolio transitioning is expected to take place shortly prior to the Closing Date of the Reorganization, and thus majority of the transaction costs of this transition will be borne by shareholders of International Growth Opportunities Fund; and

•                  The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither International Growth Opportunities Fund nor its shareholders, nor International Capital Appreciation Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

The gross and net operating expenses before and after the Reorganization, expressed as an annual percentage of the average daily net asset value per share for Class A, Class B, Class C, Class I and Class Q shares, as applicable, of each Fund as of October 31, 2008, as adjusted for contractual changes, are as follows:

Gross Expenses Before the Reorganization

	Class A	Class B	Class C	Class I	Class Q
International Growth Opportunities Fund	1.74%	2.49%	2.49%	1.37%	1.62%
International Capital Appreciation Fund	1.43%	2.18%	2.18%	1.10%	N/A

Net Expenses Before the Reorganization (After Fee Waiver) (1)

	Class A	Class B	Class C	Class I	Class Q
International Growth Opportunities Fund	1.55%	2.30%	2.30%	1.30%	1.55%
International Capital Appreciation Fund	1.43%	2.18%	2.18%	1.10%	N/A

After the Reorganization: International Capital Appreciation Fund Pro Forma (unaudited)

	Class A	Class B	Class C	Class I	Class Q(2)
Gross estimated expenses of International Capital Appreciation Fund	1.43%	2.18%	2.18%	1.10%	1.43%
Net estimated expenses of International Capital Appreciation Fund(1) (3)	1.43%	2.18%	2.18%	1.10%	1.43%

(1)

ING Investments has entered into a written expense limitation agreement with each Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses, subject to possible recoupment by ING Investments within three years. The expense limits will continue through at least March 1, 2010. The expense limitation agreements are contractual and shall renew automatically for one-year terms, unless ING Investments provides written notice of termination of the expense limitation agreement within ninety (90) days of the end of the then current term or upon termination of the investment management agreement. Subject to shareholder approval of the Reorganization, ING Investments has agreed to extend the expense limitation agreement for International Capital Appreciation Fund until March 1, 2011. There is no assurance that the expense limitation agreement will remain in effect after this date.

(2)

Because Class Q shares of International Capital Appreciation Fund had not commenced operations as of October 31, 2008, expenses are based on the actual expenses for Class A shares of the Fund, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, the investment adviser to the Fund, has agreed. If shareholders of International Growth Opportunities Fund approve the Reorganization, before the Closing Date International Capital Appreciation Fund will start offering Class Q shares.

(3)

Subject to shareholder approval of the Reorganization, ING Investments has also contractually agreed to waive a portion of the management fee in recognition of International Capital Appreciation Fund’s lower sub-advisory fee. ING Investments will share the savings derived from the lower sub-advisory fee on a 50/50 basis by reducing the management fee payable by half of the savings derived from the lower sub-advisory fee. Based on the net assets of International Growth Opportunities Fund as of December 31, 2008, it is estimated that International Capital Appreciation Fund’s management fee would be reduced by 0.07% after the Reorganization. Based on the net assets of International Capital Appreciation Fund as of December 31, 2008, this fee waiver is expected to result in a 0.03% reduction in the net expense ratios of International Capital Appreciation Fund.

The Proposed Hansberger Sub-Advisory Agreement

At a meeting held on March 27, 2009, the Board approved the Hansberger Sub-Advisory Agreement between ING Investments and Hansberger. Shareholders of International Growth Opportunities Fund must approve both the Reorganization and the Hansberger Sub-Advisory Agreement for the latter to become effective.

In considering whether to approve the Hansberger Sub-Advisory Agreement, you should note that:

•                  ING IM has sub-advised International Growth Opportunities Fund since July 2000;

•                  On March 27, 2009, the Board approved the Reorganization, as described above;

•                  At a meeting held on March 27, 2009, the Board approved the Hansberger Sub-Advisory Agreement appointing Hansberger as the sub-adviser to International Growth Opportunities Fund during the Transition Period if the Reorganization is approved by shareholders;

•                  Approval of the Hansberger Sub-Advisory Agreement will provide for uninterrupted sub-advisory services to International Growth Opportunities Fund and enable Hansberger to transition the Fund into International Capital Appreciation Fund during the Transition Period, providing the opportunity for International Capital Appreciation Fund to be as fully invested as practicable after the Reorganization is consummated;

•                  Shareholders must approve both the Reorganization and the Hansberger Sub-Advisory Agreement for the Hansberger Sub-Advisory Agreement to become effective;

•                  The terms of the Hansberger Sub-Advisory Agreement are substantially similar to those of the prior sub-advisory agreement with ING IM;

•                  ING Investments continues to be responsible for monitoring the investment program and performance of Hansberger; and

•                  If the Hansberger Sub-Advisory Agreement is approved, Hansberger will be tasked to transition International Growth Opportunities Fund’s portfolio securities as discussed in “Portfolio Transitioning” on page 23.

Approval of each of the Reorganization Agreement and the Hansberger Sub-Advisory Agreement requires, if a quorum is present, the affirmative vote of the lesser of (a) 67% or more of the voting securities of International Growth Opportunities Fund present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of International Growth Opportunities Fund are present in person or represented by proxy, or (b) more than 50% of the outstanding voting securities of International Growth Opportunities Fund.  The holders of one-third of the outstanding shares of the Fund present in person or by proxy shall constitute a quorum at any meeting of the shareholders.  A majority of the shareholders present in person or by proxy may adjourn the meeting (i) in the absence of a quorum at such meeting or (ii), in the event a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes. In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given, unless the adjournment is more than 120 days after the record date or, if after the adjournment, a new record date is fixed.

AFTER CAREFUL CONSIDERATION, THE BOARD OF INTERNATIONAL GROWTH OPPORTUNITIES FUND APPROVED THE REORGANIZATION AND THE HANSBERGER SUB-ADVISORY AGREEMENT. THE BOARD RECOMMENDS THAT YOU VOTE “FOR” THESE PROPOSALS.

PROPOSAL I — APPROVAL OF THE REORGANIZATION AGREEMENT

Comparison of Investment Objectives and Principal Investment Strategies

The following summarizes the investment objective, principal investment strategies and management differences, if any, between the Funds:

	International Growth Opportunities Fund	International Capital Appreciation Fund

Investment Objective	The Fund’s investment objective is to seek long-term growth of capital through investment in equity securities and equity equivalents of companies outside of the United States.	The Fund seeks capital appreciation. The Fund’s investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

•                  Under normal conditions, the Fund invests at least 65% of its net assets in equity securities of issuers located in a number of different countries outside of the United States. The Fund invests primarily in companies with a large market capitalization, but may also invest in mid- and small-sized companies. The Fund generally invests in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the sub-adviser believes they present attractive investment opportunities. The Fund may invest in government debt securities of developed foreign countries. The Fund also may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.

•                  The sub-adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer attractive growth prospects relative to their peers in the same industry, sector or region. The valuation characteristics of stocks expected to exhibit growth are also assessed to determine whether the expected growth allows for capital appreciation. Customized sector, country and universe screens are employed to help rank stocks in terms of their relative attractiveness based on a blend of growth and valuation factors. The relative riskiness of individual securities is also assessed prior to a decision to purchase a security.

•                  The Fund may invest in derivative instruments, including, but not limited to, futures, options and foreign currency contracts.

•                  The Fund may also invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the 1940 Act, and the rules, regulations and exemptive orders thereunder.

•                  Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of companies located in a number of different countries, other than the United States. The Fund may invest in companies of any size. The Fund primarily invests in established foreign securities markets, although it may invest in emerging market countries or developing countries as well. These securities generally include common and preferred stocks, as well as securities convertible into common stock.

•                  The Fund may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), as well as certain fixed-income securities, which may include convertible bonds and convertible preferred securities, which may be highly rated by independent rating agencies or, if unrated, considered by the Sub-Adviser to be of comparable quality.

•                  Specifically, the Sub-Adviser searches for companies that are leaders in their industries and that create sustainable earnings growth. The Sub-Adviser uses a bottom-up stock selection analysis through fundamental research supplemented by quantitative analysis. The Sub-Adviser seeks to manage risk by diversifying among several geographic regions and individual countries.

•                  The Sub-Adviser uses a three-step process for constructing the Fund’s portfolio:

•                  Prior to implementing its fundamental research process, the Sub-Adviser begins with a quantitative screening of 10,000 companies eliminating those that lack superior growth characteristics or historical long-term fundamentals.

•                  Next, the Sub-Adviser seeks companies possessing sustainable competitive advantages, industry leadership, high sector growth, superior profitability and low balance sheet risk.

	International Growth Opportunities Fund	International Capital Appreciation Fund

•                  The sub-adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

•                  The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

•                  The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

•                  Finally, the Sub-Adviser focuses on the remaining 80-100 companies to determine if they exhibit both reasonable valuations and improving prospects. This is done through proprietary fundamental research and analysis, looking at a three-year forecast horizon.

•                  Only those securities that are in a specific range for a number of valuation and fundamental measures are held in the Fund.

•                  The Fund invests a substantial amount of its assets in foreign investments which are denominated in other currencies besides the U.S. dollar and can be affected by fluctuations in exchange rates.

•                  The Fund may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder.

•                  The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

•                  The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Investment Adviser	ING Investments	ING Investments

Sub-Adviser	ING IM	Hansberger

Portfolio Manager(s)	Uri Landesman	Thomas R.H. Tibbles, CFA; Barry A. Lockhart, CFA; Trevor Graham, CFA; and Patrick Tan.

As you can see from the chart above, the Funds have similar investment objectives - International Growth Opportunities Fund seeks long-term growth of capital through investment in equity securities and equity equivalents of companies outside of the United States, while International Capital Appreciation Fund seeks capital appreciation. Unlike International Capital Appreciation Fund, International Growth Opportunities Fund’s investment objective is fundamental and cannot be changed without a shareholder vote. Although both Funds may invest in companies of any size, unlike International Capital Appreciation Fund, International Growth Opportunities Fund invests primarily in companies with a large market capitalization. Finally, unlike International Capital Appreciation Fund, International Growth Opportunities Fund may invest in derivative instruments as a principal strategy and engage in frequent and active trading to achieve its investment objective.  Please refer to the “Comparison of Portfolio Characteristics” table on page 12 for more specific information regarding the portfolio characteristics of the Funds.

Comparison of Investment Techniques and Principal Risks of Investing in the Funds

Because the Funds have similar investment objectives, many of the risks of investing in International Growth Opportunities Fund are the same as the risks of investing in International Capital Appreciation Fund.  The value of each Fund’s shares may go up or down, sometimes rapidly and unpredictably.  Market conditions, financial conditions of issuers represented in the Fund, investment strategies, portfolio management, and other factors affect the volatility of each Fund’s shares.  The following summarizes and compares the principal investment techniques and risks of investing in the Funds, as disclosed in each Fund’s prospectus.  The fact that a risk is not listed as a principal risk in a Fund’s prospectus does not necessarily mean that shareholders of that Fund are not subject to that risk.  You may lose money on your investment in either Fund.

Principal Risks	International Growth Opportunities Fund	International Capital Appreciation Fund
Convertible Securities	X	X
Corporate Debt Securities	X	X
Derivatives	X
Emerging Markets Investments	X	X
Foreign Investments	X	X
Growth Investing	X
Liquidity	X	X
Market Trends	X
Mid-Capitalization/Small Capitalization Companies	X	X
Other Investment Companies	X	X
Portfolio Turnover	X
Price Volatility	X	X
Securities Lending	X	X

Convertible Securities Risk. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security and as such, is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

Corporate Debt Securities Risk.  Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of a fund’s debt securities can be expected to rise and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

Derivatives Risk.  Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty’s ability to perform and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that a fund’s adviser or sub-adviser might imperfectly judge the market’s direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Emerging Markets Investments Risk.  Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in countries with an emerging securities market. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

Foreign Investments Risk.  There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of assets of a fund, including the withholding of dividends.

A fund may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions, to help protect a fund’s assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to a fund. The risks of investing in foreign securities may be greater for countries with an emerging securities market.

ADRs, EDRs, GDRs and IDRs (collectively, “depositary receipts”) are viewed as investments in the underlying securities which they represent, and therefore are subject to the risks of foreign investments. Even when denominated in U.S. dollars, depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency. There can be no assurance that the price of depositary receipts will always track the price of the underlying foreign security.

Growth Investing Risk.  Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Liquidity Risk.  If a security is illiquid, a fund might be unable to sell the security at a time when the sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the fund could realize upon disposition. A fund may make investments that become less liquid in response to market developments or adverse investor perception. A fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the fund.

Market Trends Risk.  From time to time, the stock market may not favor the securities in which the Fund invests. Rather, the market could favor securities or industries to which the Fund is not exposed, or may not favor equities at all.

Mid-Capitalization/Small Capitalization Companies Risk. Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Other Investment Companies Risk.  A fund may invest in other investment companies to the extent permitted by the 1940 Act and the rules thereunder. These may include ETFs and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depositary Receipts (“SPDRs”), PowerShares QQQTM (“QQQQ”), Dow Jones Industrial Average Tracking Stocks (“Diamonds”) and iShares® exchange-traded funds (“iShares”). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because a fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees). Additional risks of investments in ETFs include: (i) the market price of and ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a fund may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A fund’s purchase of shares of an ING Money Market Fund will result in the fund paying a proportionate share of the expenses of the ING Money Market Fund. A fund’s Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the fund invests resulting from the fund’s investment into the ING Money Market Fund.

Portfolio Turnover Risk.  A high portfolio turnover rate involves greater expenses to a fund, including brokerage commissions and other transaction costs, which may have an adverse effect on the performance of the fund, and is likely to generate more taxable short-term gains for shareholders.

Price Volatility Risk.  The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in securities of larger companies which sometimes have more stable prices than smaller companies. However, the Fund may also invest in securities of mid-sized and small-sized companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

Securities Lending Risk. In order to generate additional income, a fund may lend portfolio securities in an amount up to 33 1/3% of fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. When a fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the fund could incur losses in connection with the investment of such cash collateral. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Comparison of Portfolio Characteristics

The following table compares certain characteristics of the International Growth Opportunities Fund and International Capital Appreciation Fund as of October 31, 2008:

	International Growth Opportunities Fund		International Capital Appreciation Fund
Net Assets	$63,187,681		$50,161,716
Number of Holdings	40		67
Portfolio Turnover Rate	146		83
Average market capitalization of companies in the Fund	N/A		N/A
	United Kingdom	27.3%	United Kingdom	14.2%
	Japan	10.9%	Japan	11.8%
Top 5 Countries (as % of net assets)	Canada	8.2%	Switzerland	10.4%
	Switzerland	8.0%	Canada	7.6%
	Germany	6.2%	Germany	7.0%
Foreign Securities (as a % of market value*)	100.0%		100.0%
U.S. Equity Securities (as a % of market value*)	—		—
Securities Lending Collateral (as a % of market value*)	9.9%		—
	Anglo American PLC	4.2%	Roche Holding AG	2.6%
	Bayer AG	4.1%	Rogers Communications, Inc.	2.4%
	ARM Holdings PLC	4.0%	Iliad SA	2.4%
	Tesco PLC	4.0%	Autonomy Corp. PLC	2.3%
	Namco Bandai Holdings, Inc.	3.9%	Novartis AG	2.1%
Top 10 Holdings (as a % of net	Mitsubishi UFJ Financial Group PLC	3.7%	Esprit Holdings Ltd.	2.1%
assets)	Imperial Tobacco Group PLC	3.7%	Nintendo Co., Ltd.	2.0%
	Nokia OYJ	3.6%	Focus Media Holding Ltd. ADR	2.0%
	InBev NV	3.6%	Manulife Financial Corp.	2.0%
	Li & Fung Ltd.	3.5%	Telefonica SA	1.9%

(1)          For the twelve months ended October 31, 2008.

*                 Excluding short-term investments.

Comparison of Fund Performance

Set forth below is the performance information for each Fund. The bar charts and table below provide some indication of the risks of investing in each Fund by showing changes in the performance of each Fund’s Class A shares from year to year and by comparing each Fund’s performance to that of broad-based securities market indices.  The bar charts show the performance of International Growth Opportunities Fund’s Class A shares for each of the last ten calendar years and International Capital Appreciation Fund’s Class A shares for each calendar year since inception.  Class B, Class C, Class I and Class Q shares of each Fund will have different performance due to differing expenses.  Past performance (before and after taxes) is not necessarily an indication of how the Funds will perform in the future.

International Growth Opportunities Fund

Calendar Year-by-Year Returns (%) (1)(2)

(1)	These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2)

During the period shown in the chart, the Class A shares’ best and worst quarterly returns during this period were: Best: 4th quarter 1999: 27.01% and Worst: 3rd quarter 2008: (28.12)%. The Fund’s Class A shares’ year-to-date total return as of March 31, 2009: (7.73%).

International Capital Appreciation Fund

Calendar Year-by-Year Returns (%)(1)(2)

(1)	These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2)

During the period shown in the chart, the Class A shares’ best and worst quarterly returns during this period were: Best: 4th quarter 2006: 10.78% and Worst: 3rd quarter 2008: (23.25)%. The Fund’s Class A shares’ year-to-date total return as of March 31, 2009: (7.42%).

Average Annual Total Return

(For the periods ended December 31, 2008)

The table set forth below shows the average annual total return (before and after taxes) for each Fund over time for each class of shares (including deductions for sales charges) compared with broad-based securities market indices.  The after-tax returns shown for each Fund are for Class A shares only; after-tax returns for other classes will vary.

	1 Year	5 Years or Since Inception		10 Years or Since Inception
International Growth Opportunities Fund(1) (2)
Class A — Before Taxes(3)	(57.13)%	(4.68)%		(0.64)%
Class A — After Taxes on Distributions(3)	(57.04)%	(5.60)%		(2.38)%
Class A — After Taxes on Distributions and Sale of Fund Shares(3)	(36.99)%	(3.43	)%(4)	(0.82)%
MSCI EAFE Growth IndexSM (reflects no deduction for fees, expenses, or taxes)(5)	(42.70)%	1.43%		(1.30)%
Class B — Before Taxes(6)	(57.13)%	(4.58)%		(5.26)%
Class C — Before Taxes(7)	(55.32)%	(4.27)%		(4.71)%
MSCI EAFE Growth IndexSM (reflects no deduction for fees, expenses or taxes)(5)	(42.70)%	1.43%		(3.00	)%(8)
Class I — Before Taxes	(54.29)%	(3.15)%		(0.66)%
MSCI EAFE Growth IndexSM (reflects no deduction for fees, expenses, or taxes)(5)	(42.70)%	1.43%		2.52	%(9)
Class Q — Before Taxes	(54.45)%	(3.42)%		(3.06)%
MSCI EAFE Growth IndexSM (reflects no deduction for fees, expenses or taxes)(5)	(42.70)%	1.43%		0.02	%(10)

International Capital Appreciation Fund(11)
Class A — Before Taxes(3)	(53.52)%	(12.49)%		N/A
Class A — After Taxes on Distributions(3)	(53.48)%	(13.02)%		N/A
Class A — After Taxes on Distributions and Sale of Fund Shares(3)	(34.48)%	(10.33	)%(4)	N/A
Class B — Before Taxes(12)	(53.51)%	(13.66)%		N/A
MSCI ACW IndexSM Ex-U.S. (reflects no deduction for fees, expenses, or taxes)(13)	(45.53)%	(6.98	)%(14)	N/A
Class C — Before Taxes(7)	(51.59)%	(12.62)%		N/A
MSCI ACW IndexSM Ex-U.S. (reflects no deduction for fees, expenses, or taxes)(13)	(45.53)%	(9.29	)%(14)	N/A
Class I — Before Taxes	(50.52)%	(10.48)%		N/A
MSCI ACW IndexSM Ex-U.S. (reflects no deduction for fees, expenses, or taxes)(13)	(45.53)%	(6.98	)%(15)	N/A

(1)     Prior to July 26, 2000, Lexington Management Corporation served as the Adviser to the Fund and the Fund’s shares were sold on a no-load basis. Effective July 31, 2000, the Fund’s outstanding shares were classified as Class A shares. Effective April 28, 2006 as a result of a change in the portfolio management team, the Fund changed its name and principal investment strategies.

(2)     Class B shares commenced operations on August 22, 2000. Class C shares commenced operations on September 15, 2000. Class I shares commenced operations on January 15, 2002. Class Q shares commenced operations on February 26, 2001.

(3)     Reflects deduction of the maximum Class A sales charge of 5.75%.

(4)     The Class A return after taxes and sale of Fund shares is a lower overall loss (higher return) than the Class A return before taxes due to the tax benefit of selling Fund shares at a loss.

(5)     The MSCI EAFE Growth IndexSM is an unmanaged index that measures the performance of securities listed on exchanges in countries within Europe, Australasia and the Far East with a greater-than-average growth orientation. It includes reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.

(6)     Reflects deduction of the deferred sales charge of 5.00% and 2.00%, for the 1 Year and 5 Year returns, respectively.

(7)     Reflects deduction of the deferred sales charge of 1.00% for the 1 Year return.

(8)     Since inception performance of the index is shown from September 1, 2000.

(9)     Since inception performance of the index is shown from January 1, 2002.

(10)   Since inception performance of the index is shown from March 1, 2001.

(11)   Class A shares commenced operations on December 21, 2005. Class B shares commenced operations on January 9, 2006. Class C shares commenced operations on January 24, 2006. Class I shares commenced operations on December 21, 2005.

(12)   Reflects deduction of deferred sales charge of 5.00% and 3.00% for the 1 Year and Life of Class returns, respectively.

(13)   The MSCI ACW IndexSM Ex-U.S. is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.

(14)   Since inception performance of the index is shown from February 1, 2006.

(15)   Since inception performance of the index is shown from January 1, 2006.

Additional information about International Capital Appreciation Fund is included in Appendix C to this Proxy Statement/Prospectus.

COMPARISON OF FEES AND EXPENSES

The following discussion describes and compares the fees and expenses of the Funds.  For further information on the fees and expenses of International Capital Appreciation Fund, see “Appendix C: Additional Information Regarding ING International Capital Appreciation Fund.”

Management Fees

Each Fund pays its investment adviser, ING Investments, a management fee, payable monthly, based on the average daily net assets of the Fund.  The following table shows the aggregate annual management fees paid by each Fund as a percentage of that Fund’s average daily net assets:

Fund	Management Fees
International Growth Opportunities Fund	1.00% of the Fund’s average daily net assets

International Capital Appreciation Fund	0.85% on the first $500 million of the Fund’s average daily net assets; 0.80% on the next $500 million of the Fund’s average daily net assets; and 0.75% thereafter

If shareholders approve the Reorganization, International Capital Appreciation Fund will pay the same management fee currently in place. As discussed below, ING Investments has contractually agreed to waive a portion of the management fee in recognition of International Capital Appreciation Fund’s lower sub-advisory fee. For more information regarding the management fees for each Fund, please see the SAI of Funds, dated February 27, 2009.

Sub-Adviser Fees

ING Investments, the adviser to the Funds, pays ING IM and Hansberger, the sub-adviser to International Growth Opportunities Fund and International Capital Appreciation Fund, respectively, a sub-advisory fee, payable monthly, based on the average daily net assets of the applicable Fund.  The following table shows the aggregate annual sub-advisory fee paid by ING Investments to each Fund’s sub-adviser, as a percentage of that Fund’s average daily net assets:

Fund	Management Fees
International Growth Opportunities Fund	0.4500% of the Fund’s average daily net assets

International Capital Appreciation Fund	0.45% on the first $500 million of the Fund’s average daily net assets; 0.40% on the next $500 million of the Fund’s average daily net assets; and 0.35% thereafter

If the shareholders approve the Reorganization, ING Investments will continue to pay Hansberger the same sub-advisory fee currently in place for International Capital Appreciation Fund. For more information regarding the sub-advisory fees for each Fund, please see the SAI of the Funds, dated February 27, 2009.

Subject to shareholder approval of the Reorganization, ING Investments has also contractually agreed to waive a portion of the management fee in recognition of International Capital Appreciation Fund’s lower sub-advisory fee. ING Investments will share the savings derived from the lower sub-advisory fee on a 50/50 basis by reducing the management fee payable by half of the savings derived from the lower sub-advisory fee. Based on the net assets of International Growth Opportunities Fund as of December 31, 2008, it is estimated that International Capital Appreciation Fund’s management fee would be reduced by 0.07% after the Reorganization. Based on the net assets of International Capital Appreciation Fund as of December 31, 2008, this fee waiver is expected to result in a 0.03% reduction in the net expense ratios of International Capital Appreciation Fund.

Administration Fees

International Growth Opportunities Fund and International Capital Appreciation Fund each pay ING Funds Services, LLC (“IFS”) an annual administration fee equal to 0.10% of their respective average daily net assets.  If shareholders approve the Reorganization, International Capital Appreciation Fund will continue to pay IFS an annual administration fee of 0.10% of the Fund’s average daily net assets.

Distribution and Service Fees

Each Fund pays the distribution (12b-1) and/or service fees for each applicable class of shares as described in the table entitled “Annual Fund Operating Expenses.”

Expense Limitation Arrangements

ING Investments has entered into a written expense limitation agreement with each Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses, subject to possible recoupment by ING Investments within three years. The expense limits will continue through at least March 1, 2010.  Each expense limitation agreement is contractual and shall renew automatically for a one-year term, unless ING Investments provides written notice of termination within ninety (90) days of the end of the then current term or upon termination of the investment management agreement.  Pursuant to the expense limitation agreements, the expense limits for International Growth Opportunities Fund are 1.55%, 2.30%, 2.30%, 1.30% and 1.55% for Class A, Class B, Class C, Class I and Class Q shares, respectively, and the expense limits for International Capital Appreciation Fund are 1.50%, 2.25%, 2.25%, 1.25% and 1.50% for Class A, Class B, Class C, Class I and Class Q shares, respectively. Although International Capital Appreciation Fund does not currently offer Class Q shares, if shareholders of International Growth Opportunities Fund approve the Reorganization, International Capital Appreciation Fund will start offering Class Q shares before the Closing Date.

Subject to shareholder approval of the Reorganization, ING Investments has agreed to extend the expense limitation agreement with respect to International Capital Appreciation Fund until March 1, 2011. There is no assurance that the expense limitation agreement will remain in effect after this date.

Expense Tables

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Funds.  The following table shows the fees and expenses for Class A, Class B, Class C, Class I and Class Q shares of each Fund.

Transaction Fees on New Investments

(fees paid directly from your investment)

	Class A(1)		Class B		Class C		Class I	Class Q
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75	%(2)	None		None		None	None

Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)(3)	None	(4)	5.00	%(5)	1.00	%(6)	None	None

(1)	The Funds do not impose any front-end sales charge (load) on reinvested dividends or distributions.
(2)	Reduced for purchases of $50,000 and over. See “Class A Shares: Initial Sales Charge Alternative” in Appendix C.
(3)	Please see “Contingent Deferred Sales Charge Waiver” below.
(4)

A contingent deferred sales charge of no more than 1.00% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. See “Class A Shares: Initial Sales Charge Alternative” in Appendix C.

(5)	Imposed upon redemptions within 6 years of purchase. The fee has scheduled reductions after the first year. See “Class B Shares: Deferred Sales Charge Alternative” in Appendix C.
(6)	Imposed upon redemptions within 1 year from purchase. See “Class C Shares: Deferred Sales Charge” in Appendix C.

None of the Funds have any redemption fees, exchange fees or sales charges on reinvested dividends.

Contingent Deferred Sales Charge Waiver

From the Record Date, any contingent deferred sales charge that would otherwise be payable due to the redemption of any shares of International Growth Opportunities Fund will be waived.  Further, any contingent deferred sales charge that would otherwise be payable due to the redemption of any shares of International Capital Appreciation Fund acquired as a result of the merger and reorganization of International Growth Opportunities Fund into International Capital Appreciation Fund will be waived for the period ending 30 days following the Closing Date.

Annual Fund Operating Expenses

The current expenses of each of the Funds and estimated pro forma expenses giving effect to the Reorganization are shown in the following table.  Expenses of the Funds are based upon the operating expenses incurred during each Fund’s fiscal year ended October 31, 2008, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, the investment adviser to each Fund, has agreed.  The pro forma fees show estimated fees of International Capital Appreciation Fund after giving effect to the Reorganization as adjusted to reflect contractual changes.  International Capital Appreciation Fund pro forma numbers are estimated in good faith and are hypothetical.

Annual Fund Operating Expenses(1)

(expenses that are deducted from Fund assets, shown as a ratio of expenses to average daily net assets)

	International Growth Opportunities Fund	International Capital Appreciation Fund		Pro Forma (International Capital Appreciation Fund After Reorganization) (Estimated Pro Forma)

CLASS A
Management Fees	1.00%	0.85%		0.85%
Distribution (12b-1) and Shareholder Servicing Fees	0.25%	0.25%		0.25%
Other Expenses(2)	0.49%	0.31%		0.31%
Acquired Fund Fees and Expenses(3)	0.00%	0.00%		0.00%
Total Fund Operating Expenses	1.74%	1.43	%(5)	1.43	%(5)
Waivers and Reimbursement(4)	(0.19)%	0.00%		0.00%
Net Fund Operating Expenses	1.55%	1.43%		1.43%

CLASS B

Management Fees	1.00%	0.85%		0.85%
Distribution (12b-1) and Shareholder Servicing Fees	1.00%	1.00%		1.00%
Other Expenses(2)	0.49%	0.31%		0.31%
Acquired Fund Fees and Expenses(3)	0.00%	0.00%		0.00%
Total Fund Operating Expenses	2.49%	2.18	%(5)	2.18	%(5)
Waivers and Reimbursement(4)	(0.19)%	0.00%		0.00%
Net Fund Operating Expenses	2.30%	2.18%		2.18%

CLASS C
Management Fees	1.00%	0.85%		0.85%
Distribution (12b-1) and Shareholder Servicing Fees	1.00%	1.00%		1.00%
Other Expenses(2)	0.49%	0.31%		0.31%
Acquired Fund Fees and Expenses(3)	0.00%	0.00%		0.00%
Total Fund Operating Expenses	2.49%	2.18	%(5)	2.18	%(5)
Waivers and Reimbursement(4)	(0.19)%	0.00%		0.00%
Net Fund Operating Expenses	2.30%	2.18%		2.18%

CLASS I

Management Fees	1.00%	0.85%		0.85%
Distribution (12b-1) and Shareholder Servicing Fees	0.00%	0.00%		0.00%
Other Expenses(2)	0.37%	0.23%		0.23%
Acquired Fund Fees and Expenses(3)	0.00%	0.00%		0.00%
Total Fund Operating Expenses	1.37%	1.10	%(5)	1.10	%(5)
Waivers and Reimbursement(4)	(0.07)%	0.00%		0.00%
Net Fund Operating Expenses	1.30%	1.10%		1.10%

CLASS Q

Management Fees	1.00%	N/A		0.85%
Distribution (12b-1) and Shareholder Servicing Fees	0.25%	N/A		0.25%
Other Expenses(2)	0.37%	N/A		0.31%
Acquired Fund Fees and Expenses(3)	0.00%	N/A		0.00%
Total Fund Operating Expenses	1.62%	N/A		1.43	%(5)
Waivers and Reimbursement(4)	(0.07)%	N/A		0.00%
Net Fund Operating Expenses	1.55%	N/A		1.43%

(1)   The fiscal year end for each Fund is October 31.  This table shows the estimated expenses for shares of the Funds, as a ratio of expenses to average daily net assets. These ratios are based on each Fund’s actual operating expenses as of October 31, 2008, as adjusted for contractual changes and waivers, if any. Because Class Q shares of International Capital Appreciation Fund had not commenced operations as of October 31, 2008, expenses are based on the actual expenses for Class A shares of the Fund, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, the investment adviser to the Fund, has agreed.

(2)   IFS receives an annual administrative fee equal to 0.10% of each Fund’s average daily net assets, which is reflected in “Other Expenses.”

(3)   The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Funds directly. These fees and expenses include each Fund’s pro rata share of the cumulative expenses charged by the Acquired Funds in which the Funds invest. The fees and expenses will vary based on the Fund’s allocation of assets to, and the annualized net expenses of, the particular Acquired Funds. For each Fund, the amounts of these fees and expenses represent less than 0.01% and are included in Net Fund Operating Expenses.

(4)   ING Investments has entered into a written expense limitation agreement with each Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses, subject to possible recoupment by ING Investments within three years.  The expense limits will continue through at least March 1, 2010. The expense limitation agreements are contractual and shall renew automatically for one-year terms, unless ING Investments provides written notice of termination of the expense limitation agreement within ninety (90) days of the end of the then current term or upon termination of the investment management agreement.  Subject to shareholder approval of the Reorganization, ING Investments has agreed to extend the expense limitation agreement for International Capital Appreciation Fund until March 1, 2011.  There is no assurance that the expense limitation agreement will remain in effect after this date. Subject to shareholder approval of the Reorganization, ING Investments has also contractually agreed to waive a portion of the management fee in recognition of International Capital Appreciation Fund’s lower sub-advisory fee. ING Investments will share the savings derived from the lower sub-advisory fee on a 50/50 basis by reducing the management fee payable by half of the savings derived from the lower sub-advisory fee. Based on the net assets of International Growth Opportunities Fund as of December 31, 2008, it is estimated that International Capital Appreciation Fund’s management fee would be reduced by 0.07% after the Reorganization. Based on the net assets of International Capital Appreciation Fund as of December 31, 2008, this fee waiver is expected to result in a 0.03% reduction in the net expense ratios of International Capital Appreciation Fund.

(5)   Based upon International Capital Appreciation Fund’s operation expenses incurred during its fiscal year ended October 31, 2008, International Capital Appreciation Fund also pays an expense recoupment equal to 0.02% of its average daily net assets, which is reflected in the Fund’s gross expense ratios.

Examples.  The following examples are intended to help you compare the cost of investing in each Fund and the combined Fund.  The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated.  The examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same.  The 5% return is an assumption and is not intended to portray past or future investment results.  Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown.  Your actual costs may be higher or lower.

	International Growth Opportunities Fund(1)				International Capital Appreciation Fund(1)
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$724	$1,074	$1,448	$2,494	$712	$997	$1,304	$2,170
Class B	$733	$1,057	$1,508	$2,627	$721	$978	$1,361	$2,304
Class C	$333	$757	$1,308	$2,812	$321	$678	$1,161	$2,494
Class I	$132	$427	$743	$1,640	$112	$345	$597	$1,319
Class Q(2)	$158	$504	$875	$1,916	N/A	N/A	N/A	N/A

	Estimated International Capital Appreciation Fund: Pro Forma: The Funds Combined(3)
	1 Year	3 Years	5 Years	10 Years
Class A	$712	$999	$1,305	$2,172
Class B	$721	$980	$1,363	$2,306
Class C	$321	$680	$1,163	$2,496
Class I	$112	$348	$599	$1,321
Class Q	$146	$450	$775	$1,694

You would pay the following expenses if you did not redeem your shares:

	International Growth Opportunities Fund(1)				International Capital Appreciation Fund(1)
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$724	$1,074	$1,448	$2,494	$712	$997	$1,304	$2,170
Class B	$233	$757	$1,308	$2,627	$221	$678	$1,161	$2,304
Class C	$233	$757	$1,308	$2,812	$221	$678	$1,161	$2,494
Class I	$132	$427	$743	$1,640	$112	$345	$597	$1,319
Class Q(2)	$158	$504	$875	$1,916	N/A	N/A	N/A	N/A

	Estimated International Capital Appreciation Fund: Pro Forma: The Funds Combined(3)
	1 Year	3 Years	5 Years	10 Years
Class A	$712	$999	$1,305	$2,172
Class B	$221	$680	$1,163	$2,306
Class C	$221	$680	$1,163	$2,496
Class I	$112	$348	$599	$1,321
Class Q	$146	$450	$775	$1,694

(1)   The examples reflect the expense limitation agreements/waivers for the one-year period and the first year of the three-, five- and ten-year periods.

(2)   Because Class Q shares of International Capital Appreciation Fund had not commenced operations as of October 31, 2008, expenses are based on the actual expenses for Class A shares of the Fund, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, the investment adviser to the Fund, has agreed.

(3)   The Examples reflect the expense limitation agreements/waivers for the one-year period and the first two years of the three-, five-, and ten-year periods.

Portfolio Transitioning

If shareholders approve both proposals and Hansberger becomes International Growth Opportunities Fund’s sub-adviser during the Transition Period, Hansberger is expected to reposition most of International Growth Opportunities Fund’s investment portfolio prior to the Closing Date. The proceeds of such sales may be held in temporary investments or invested in assets that International Capital Appreciation Fund may hold or wish to hold.  After the Closing Date, Hansberger, as sub-adviser to International Capital Appreciation Fund may also sell portfolio securities that it acquired from International Growth Opportunities Fund, and International Capital Appreciation Fund may not be immediately fully invested in accordance with its strategies.  If transitioned prior to the Reorganization, based on asset levels as of December 31, 2008, the cost to International Growth Opportunities Fund’s shareholders is estimated to be approximately $128,370, or 0.225% of the Fund’s net assets, which includes the estimated costs of brokerage commissions but not the costs of market impact or delay.  In this event, these transition costs would be borne solely by International Growth Opportunities Fund. It is currently estimated that shareholders will recoup these transition costs within approximately 54 months after the Reorganization.

If the Reorganization is approved by shareholders, but the Hansberger Sub-Advisory Agreement is not approved, the adviser or sub-adviser to International Growth Opportunities Fund may sell all or a portion of the Fund’s holdings shortly prior to the Closing Date. The proceeds of such sales may be held in cash or temporary investments or invested in assets that International Capital Appreciation Fund may hold or wish to hold.  After the Closing Date, the sub-adviser to International Capital Appreciation Fund may also sell portfolio securities that it acquired from International Growth Opportunities Fund, and International Capital Appreciation Fund may not be immediately fully invested in accordance with its stated investment strategies.

Both Funds may engage in a variety of transition management techniques to facilitate the portfolio transition process, including without limitation, the purchase and sale of baskets of securities and exchange-traded funds, and enter into and close futures contracts or other derivative transactions.  During the Transition Period, International Growth Opportunities Fund may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply.  Furthermore, such sales and purchases may be made at a disadvantageous time and would result in increased transactional costs, which are ultimately borne by shareholders, may result in the realization of taxable gains or losses for either or both Funds, and may also result in taxable distributions to their respective shareholders.

Shareholders should review the discussion in “Tax Considerations” below and consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances.

Key Differences in the Rights of International Growth Opportunities Fund’s Shareholders and International Capital Appreciation Fund’s Shareholders

Each Fund is organized as a separate series of ING Mutual Funds, a Delaware statutory trust, which is governed by a Declaration of Trust and Bylaws. Consequently, there are no differences in the rights of shareholders of each Fund.

INFORMATION ABOUT THE REORGANIZATION

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement.  Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached to this Proxy Statement/Prospectus as Appendix A.

The Reorganization Agreement provides for (i) the transfer, as of the Closing Date, of all of the assets of International Growth Opportunities Fund in exchange for shares of beneficial interest of International Capital Appreciation Fund and the assumption by International Capital Appreciation Fund of International Growth Opportunities Fund’s known liabilities, as set forth in International Growth Opportunities Fund’s Statement of Assets and Liabilities as of the Closing Date; and (ii) the distribution of shares of International Capital Appreciation Fund to shareholders of International Growth Opportunities Fund, as provided for in the Reorganization Agreement.  International Growth Opportunities Fund will then be liquidated.

Each Class A, Class B, Class C, Class I and Class Q shareholder of International Growth Opportunities Fund will hold, immediately after the Closing Date, shares of the corresponding class of International Capital Appreciation Fund having an aggregate value equal to the aggregate value of the shares of International Growth Opportunities Fund held by that shareholder as of the Closing Date.  In the interest of economy and convenience, shares of International Capital Appreciation Fund generally will not be represented by physical certificates, unless you request the certificates in writing.

Until the Closing Date, shareholders of International Growth Opportunities Fund will continue to be able to redeem their shares.  Redemption requests received after the Closing Date will be treated as requests received by International Capital Appreciation Fund for the redemption of its shares.

The obligations of the Funds under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of International Growth Opportunities Fund.  The Reorganization Agreement also requires that each Fund take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement.  The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds.  Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Reasons for the Reorganization

The Reorganization would be one of several reorganizations that have taken place among various ING Funds.  The ING Fund complex has grown in recent years through the addition of many funds.  Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies.  The reorganizations are designed to reduce the overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and potential confusion about overlapping funds.  ING Investments also believes that the reorganizations may benefit fund shareholders by resulting in surviving funds with greater asset bases.  This is expected to provide greater investment opportunities for each surviving fund and the potential to take larger portfolio positions.

More specifically, International Growth Opportunities Fund has been less popular with the public than originally anticipated at its inception and management does not anticipate any future prospects for gathering substantial assets for the Fund. Additionally, International Growth Opportunities Fund has been an underlying investment option for the ING Diversified International Fund, which is a fund-of-funds. Recently, ING Diversified International Fund decided to re-allocate its investments and move its assets out of International Growth Opportunities Fund and into International Capital Appreciation Fund. This reallocation will result in a 14% reduction (as of December 31, 2008) in the net assets of International Growth Opportunities Fund and further threatens its long term viability.

The Reorganization was presented for consideration to, and was approved by, the Board of the Funds (the Trustees of International Growth Opportunities Fund are the same individuals who serve as Trustees of International Capital Appreciation Fund) at a meeting held on March 27, 2009.  The Board, including all of the Independent Trustees of the Funds, determined that the interests of the shareholders of each Fund will not be diluted as a result of the Reorganization, and that the Reorganization is in the best interests of the Funds and their shareholders.

The Reorganization will allow shareholders of International Growth Opportunities Fund to continue to participate in a professionally managed portfolio that seeks capital appreciation.

Board Considerations

The Board of International Growth Opportunities Fund, in recommending the Reorganization, considered a number of factors, including the following:

•                  the plans of management to reduce overlap in funds in the ING Funds complex;

•                  management’s explanation of potential alternative mutual funds that could have served as the surviving mutual fund;

•                  expense ratios and information regarding fees and total expenses of the Funds, including that the shareholders of International Growth Opportunities Fund are expected to benefit from lower gross and net expense ratios after the Reorganization and that, if the Reorganization is approved, ING Investments has agreed to limit the expenses of International Capital Appreciation Fund through March 1, 2011;

•                  changes in the investment objective, policies, restrictions, management and portfolio holdings of International Growth Opportunities Fund as a result of the Reorganization;

•                  the investment performance of the Funds relative to their respective benchmarks;

•                  that all expenses relating to the shareholder approval (“Reorganization Expenses”) will be borne by ING Investments (or an affiliate);

•                  the terms and conditions of the Reorganization Agreement;

•                  that if the Reorganization is approved by shareholders, most of the holdings of International Growth Opportunities Fund will be sold shortly prior to the Closing Date and certain portfolio securities that International Capital Appreciation Fund acquired from International Growth Opportunities Fund may also be sold after the Closing Date, as described more fully in “Portfolio Transitioning” on page 23;

•                  the tax consequences of the Reorganization to International Growth Opportunities Fund and its shareholders, including that the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; and

•                  that the interests of existing shareholders of either Fund will not be diluted as a result of the Reorganization.

The Board of International Growth Opportunities Fund recommends that shareholders approve the Reorganization with International Capital Appreciation Fund.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code.  Accordingly, pursuant to this treatment, neither International Growth Opportunities Fund nor its shareholders, nor International Capital Appreciation Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.  As a condition to the closing of the Reorganization, the Funds will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.  That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

Prior to the Closing Date, International Growth Opportunities Fund will pay to its shareholders a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date. This distribution would be taxable to shareholders that are subject to tax.

As of December 31, 2008, International Growth Opportunities Fund had approximately $13.3 million in capital loss carryforwards, none of which will expire as a result of the Fund’s Reorganization.  International Capital Appreciation Fund had approximately $20.6 million in capital loss carryforwards.  After the Reorganization, the losses of International Growth Opportunities Fund generally may be available to International Capital Appreciation Fund to offset its capital gains, although a portion of the amount of these losses that may offset International Capital Appreciation Fund’s capital gains in any given year may be limited due to this Reorganization.  The ability of International Capital Appreciation Fund to absorb losses in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any of these various capital loss carryforwards and built-in losses currently are available only to pre-Reorganization shareholders of each Fund.  After the Reorganization, however, these benefits will inure to the benefit of all post-Reorganization shareholders of International Capital Appreciation Fund.

Expenses of the Reorganization

The expenses of the Reorganization will be borne by ING Investments (or an affiliate). The expenses of the Reorganization shall include, but not be limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distributing the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The expenses of the Reorganization do not include the transition costs described in “Portfolio Transitioning” on page 23 above.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Form of Organization

Each Fund is organized as a separate series of ING Mutual Funds, an open-end management investment company organized as a Delaware statutory trust. ING Mutual Funds is governed by a Board of Trustees consisting of ten members. For more information on the history of ING Mutual Funds, see the SAI of the Funds.

Adviser

ING Investments, an Arizona limited liability company, serves as the investment adviser to both Funds. ING Investments has overall responsibility for the management of each Fund.  ING Investments provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”) (NYSE: ING).  ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries.  With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.  ING Investments became an investment management firm in April 1995.

As of December 31, 2008, ING Investments managed approximately $35.7 billion in assets. The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.  ING Investments receives a monthly fee for its services based on the average daily net assets of each of the Funds.

Sub-Advisers

ING Investments has engaged ING IM and Hansberger as sub-advisers to International Growth Opportunities Fund and International Capital Appreciation Fund, respectively, to provide the day-to-day management of each respective Fund.  ING Investments is responsible for monitoring the investment programs and performance of each sub-adviser.  Under the terms of each sub-advisory agreement, the agreement can be terminated by either ING Investments or the respective Fund’s Board.  In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Fund.

For information regarding the basis for the Board’s approval of portfolio management relationships, please refer to the Funds’ semi-annual shareholder report, to be dated April 30, 2009.  ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of each respective Fund’s assets and the purchase and sale of portfolio securities.

Distributor

IFD, whose address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, is the principal distributor for the Funds and is a member of the Financial Industry Regulatory Authority (“FINRA”).

To obtain information about FINRA member firms and their associated persons, you may contact FINRA Regulation, Inc. at www.finra.org or the FINRA BrokerCheck Hotline at 1-800-289-9999.  An investment brochure describing the Public Disclosure Program is available from FINRA.

Dividends and Other Distributions

Each Fund generally distributes most or all of its net earnings in the form of dividends and capital gain distributions.  Each Fund distributes capital gains, if any, on an annual basis.  Dividends and distributions of each Fund are automatically reinvested in additional shares of the respective class of the particular Fund, unless the shareholder elects to receive distributions in cash.

If the Reorganization Agreement is approved by shareholders of International Growth Opportunities Fund, then as soon as practicable before the Closing Date, International Growth Opportunities Fund will pay its shareholders a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Funds as of October 31, 2008, and on a pro forma basis as of October 31, 2008, giving effect to the Reorganization:

	International Growth Opportunities Fund	International Capital Appreciation Fund	Adjustments		International Capital Appreciation Fund Pro Forma

CLASS A
Net Assets	$25,104,359	$1,612,429	$(51,001	)(1)	$26,665,787
Net Asset Value Per Share	$5.89	$6.70			$6.70
Shares Outstanding	4,264,349	240,482	(527,824	)(2)	3,977,007

CLASS B
Net Assets	$4,475,757	$277,792	$(9,093	)(1)	$4,744,456
Net Asset Value Per Share	$5.56	$6.58			$6.58
Shares Outstanding	805,491	42,199	(126,667	)(2)	721,023

CLASS C
Net Assets	$6,657,204	$353,676	$(13,525	)(1)	$6,997,355
Net Asset Value Per Share	$5.57	$6.60			$6.60
Shares Outstanding	1,195,934	53,609	(189,316	)(2)	1,060,227

CLASS I
Net Assets	$16,963,877	$47,917,819	$(34,463	)(1)	$64,847,233
Net Asset Value Per Share	$5.88	$6.73			$6.73
Shares Outstanding	2,886,381	7,121,169	(370,866	)(2)	9,636,684

CLASS Q(3)
Net Assets	$9,986,477	$7	$(20,288	)(1)	$9,966,196
Net Asset Value Per Share	$5.83	$6.70			$6.70
Shares Outstanding	1,713,035	1	(226,650	)(2)	1,486,386

(1)          Reflects one-time transaction costs of $128,370 or $0.01 per share.

(2)          Reflects net of retired shares.

(3)          Class Q of International Capital Appreciation Fund had not commenced operations as of October 31, 2008.

PROPOSAL II — APPROVAL OF THE HANSBERGER SUB-ADVISORY AGREEMENT

International Growth Opportunities Fund’s Investment Advisory Arrangement

ING Investments, an Arizona limited liability company, serves as the investment adviser to International Growth Opportunities Fund pursuant to an investment advisory agreement dated September 23, 2002, as amended (the “Investment Advisory Agreement”).  The Investment Advisory Agreement was last renewed by a majority of the Independent Trustees on November 14, 2008, and was last approved by shareholders of the Fund at a meeting held on February 21, 2002 in connection with a series of shell reorganizations across the ING mutual funds complex.

The Investment Advisory Agreement provides, among other things that in carrying out its responsibility to supervise and manage all aspects of the Fund’s operations, ING Investments may engage, subject to the approval of the Board, and where required, the shareholders of the Fund, sub-advisers to provide day-to-day advisory services to ING Mutual Funds and its respective series.  ING Investments may delegate to the sub-advisers duties, among other things, to formulate and implement the Fund’s investment programs, including the duty to determine what securities will be purchased and sold for the Fund.  If the Hansberger Sub-Advisory Agreement is approved, ING Investments would oversee the investment management services of Hansberger.

The Investment Advisory Agreement provides that ING Investments is liable and shall indemnify ING Mutual Funds for any loss incurred by ING Mutual Funds to the extent that such losses resulted from an act or omission on the part of ING Investments or its officers, directors or employees that is found to involve willful misfeasance, bad faith or gross negligence, or reckless disregard by ING Investments of its duties under the Investment Advisory Agreement.  After an initial two-year term, the Investment Advisory Agreement continues in effect with respect to a series from year to year, so long as such continuance is specifically approved at least annually by (1) the Board or (2) the vote of a “majority” (as defined in the 1940 Act) of the Fund’s outstanding shares; provided that, in either event the continuance is also approved by at least a majority of those Trustees who are neither parties to the Investment Advisory Agreement nor “interested persons” (as defined in the 1940 Act) of any such party nor have any interest in the Investment Advisory Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval.

Pursuant to the terms of the Investment Advisory Agreement and in return for its services to International Growth Opportunities Fund, ING Investments receives compensation, calculated daily and paid monthly, in an amount equal to 1.00% of the Fund’s average daily net assets.

The Prior Sub-Advisory Agreement

ING IM has served as International Growth Opportunities Fund’s sub-adviser pursuant to a sub-advisory agreement between ING Investments and ING IM, dated August 1, 2003, as amended.  Pursuant to the sub-advisory agreement, ING IM receives monthly compensation from ING Investments at the annual rate of 0.45% of International Growth Opportunities Fund’s average daily net assets. During International Growth Opportunities Fund’s most recently completed fiscal year ended October 31, 2008, ING IM received an aggregate total of $536,679 from ING Investments for services rendered to International Growth Opportunities Fund.

The Hansberger Sub-Advisory Agreement

The following summary of the Hansberger Sub-Advisory Agreement is qualified in its entirety by reference to the agreement, a form of which is attached as Appendix B.

The terms of the Hansberger Sub-Advisory Agreement are substantially similar to those of the prior sub-advisory agreement with ING IM, except for the effective dates of the agreements, and the parties thereto.  The Hansberger Sub-Advisory Agreement provides that, subject to ING Investments’ and the Board’s supervision, Hansberger is responsible for managing the investment operations of International Growth Opportunities Fund, making investment decisions and implementing a transition strategy in connection with the Reorganization. In accordance with the requirements of the 1940 Act, Hansberger will also maintain, and provide ING Investments with, all books and records relating to the transactions it executes or that are otherwise required under the 1940 Act, and render to the Trustees such periodic and special reports as the Board may reasonably request. The Hansberger Sub-Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard of its obligations and duties thereunder, Hansberger will not be liable for any act or omission in connection with its activities as sub-adviser to International Growth Opportunities Fund.

Although the Hansberger Sub-Advisory Agreement is intended to terminate upon the liquidation of International Growth Opportunities Fund subject to the terms of the Reorganization, the terms of the Hansberger Sub-Advisory Agreement will remain in full force and effect for a period of up to two years from the date of its execution, and will continue thereafter as long as its continuance is approved at least annually by the Board or by vote of a majority of the outstanding shares of the Fund, as well as by a majority of the Independent Trustees by vote cast in person at a meeting called for that purpose. However, the Hansberger Sub-Advisory Agreement may be terminated at any time upon 60 days’ written notice without the payment of any penalty, either by vote of the Board or by vote of a majority of the outstanding voting securities of International Growth Opportunities Fund.  Additionally, the Hansberger Sub-Advisory Agreement will terminate immediately in the event of its assignment (within the meaning of the 1940 Act), or upon the termination of International Growth Opportunities Fund’s Investment Advisory Agreement with ING Investments, or at any time by Hansberger or ING Investments on 60 days’ written notice to the other.

The Hansberger Sub-Advisory Agreement is being proposed so that Hansberger can manage International Growth Opportunities Fund during the Transition Period and oversee the transition of the Fund into International Capital Appreciation Fund.  Both the Reorganization discussed in Proposal I and the Hansberger Sub-Advisory Agreement discussed in this Proposal II need to be approved before Hansberger can begin serving as the sub-adviser to International Growth Opportunities Fund.  During the Transition Period, Hansberger will transition International Growth Opportunities Fund’s portfolio securities as discussed in “Portfolio Transitioning” on page 23.  If the Reorganization is approved but the Hansberger Sub-Advisory Agreement is not approved, Hansberger will not serve as the sub-adviser to International Growth Opportunities Fund, and, in accordance with applicable law, the Board would consider various options including the appointment of a new sub-adviser to provide the day-to-day management of the Fund during the Transition Period.

If neither proposal is approved, the Board will consider various options with respect to International Growth Opportunities Fund in accordance with applicable law.

Pursuant to the terms of the Hansberger Sub-Advisory Agreement, Hansberger would receive monthly compensation from ING Investments at the same annual rate as ING IM currently receives from ING Investments for its sub-advisory services to International Growth Opportunities Fund. Specifically, during the Transition Period, Hansberger will receive a pro-rated sub-advisory fee based on the sub-advisory fee rate of 0.45% of International Growth Opportunities Fund’s average daily net assets.

Other Information

Appendix D hereto lists the names, addresses and the principal occupations of the principal executive officers and directors of Hansberger.  As of December 31, 2008, no Trustee or Officer of International Growth Opportunities Fund was an officer, director, employee or shareholder of Hansberger.  No Trustee or Officer of International Growth Opportunities Fund owns securities or has any other material direct or indirect interest in Hansberger.

Appendix E hereto sets forth the names of other investment companies with investment objectives similar to that adopted for International Growth Opportunities Fund, for which Hansberger acts as an investment sub-adviser, the annual rate of compensation and the net assets of the investment companies.

During the fiscal year ended October 31, 2008, International Growth Opportunities Fund did not pay commissions on Fund brokerage transactions to brokers who may be deemed to be affiliated persons of International Growth Opportunities Fund, ING Investments, Hansberger, ING IM or affiliated persons of such persons.

IFS serves as administrator for International Growth Opportunities Fund pursuant to the administration agreement with ING Mutual Funds. For the fiscal year ended October 31, 2008, the Fund paid IFS an estimated amount of $119,144 for administrative services.  IFD serves as the distributor for International Growth Opportunities Fund.  During the fiscal year ended October 31, 2008, the Fund paid IFD an estimated amount of $460,145 for distribution and shareholder services. If the Hansberger Sub-Advisory Agreement is approved, IFS and IFD will continue to render the same services as they currently render.  Each of IFS and IFD is a wholly owned subsidiary of ING Groep.

Board Considerations

On March 27, 2009, the Board, including a majority of the Independent Trustees, approved the Hansberger Sub-Advisory Agreement for the International Growth Opportunities Fund pursuant to which Hanberger would be appointed as the sub-adviser of the Fund.  The Hansberger Sub-Advisory Agreement was approved in connection with the Board’s consideration of the Reorganization. Under the Hansberger Sub-Advisory Agreement, during the Transition Period, Hansberger would provide sub-advisory services as necessary to transition the Fund’s investment portfolio to substantially replicate the portfolio of the International Capital Appreciation Fund at the time of the Reorganization (the “Transition”).

In determining whether to approve the Hansberger Sub-Advisory Agreement, the Board received and evaluated such information as it deemed necessary for an informed determination.  The materials provided to the Board in support of the Hansberger Sub-Advisory Agreement included the following:  (1) a memorandum discussing the implementation of the Transition; (2) responses to questions posed by K&L Gates LLP, independent legal counsel for the Independent Trustees, relating to the Transition and the qualifications of Hansberger to provide the services contemplated by the Hansberger Sub-Advisory Agreement; (3) supporting documentation, including a copy of the form of the Hansberger Sub-Advisory Agreement; and (4) other information relevant to the Board’s evaluation.  In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by management and by Hansberger in connection with Hansberger’s management of International Capital Appreciation Fund, another fund in the ING Fund complex, including substantial materials provided in connection with the Board’s annual review of all advisory and sub-advisory agreements for various funds in the ING Fund complex.

The Board’s consideration of whether to approve the Hansberger Sub-Advisory Agreement took into account several factors including, but not limited to, the following:  (1) the Adviser’s view with respect to Hansberger’s management of the International Capital Appreciation Fund; (2) the limited nature of the services to be provided by Hansberger under the Hansberger Sub-Advisory Agreement; (3) the personnel, operations, and investment management capabilities of Hansberger; (4) the expected limited term of the Hansberger Sub-Advisory Agreement; (5) the fairness of the compensation under the Hansberger Sub-Advisory Agreement in light of the services to be provided by Hansberger; (6) that the sub-advisory fee rate payable by ING Investments will remain the same; (7) Hansberger’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws, which had previously been approved by the Board as part of its oversight of other funds in the ING Fund complex; and (8) Hansberger’s Code of Ethics, which has previously been approved for another fund in the ING Fund complex, and related procedures for complying with that Code.

The Board’s consideration of whether to approve the Hansberger Sub-Advisory Agreement took into account several factors including, but not limited to, the following:

THE NATURE, EXTENT AND QUALITY OF THE SUB-ADVISORY SERVICE TO BE PROVIDED. The Board considered the limited scope of the sub-advisory services anticipated to be provided by Hansberger to the Fund and the level of staffing, quality and experience of the Hansberger portfolio management team with respect to securities of the type to be sold and purchased for the Fund as part of the Transition, and concluded that Hansberger is capable of providing high quality services to the Fund under the Hansberger Sub-Advisory Agreement in connection with the Transition.

THE INVESTMENT PERFORMANCE. Board considered the investment performance of the Fund and the investment performance of the International Capital Appreciation Fund in connection with the Board’s approval of the Reorganization.  In light of the limited services to be provided by Hansberger under the Hansberger Sub-Advisory Agreement, however, the Board did not consider the investment performance of the Fund or the International Capital Appreciation Fund to be material to its consideration of the Hansberger Sub-Advisory Agreement.

THE COST OF SUB-ADVISORY SERVICES PROVIDED. The Board concluded that the level of anticipated investment sub-advisory fees payable under the Hansberger Sub-Advisory Agreement in connection with the Transition is appropriate in light of the proposed sub-advisory fee schedule, the expense ratio of the Fund (which will not be impacted by the implementation of the Hansberger Sub-Advisory Agreement), and the competitiveness of Fund’s expense ratio when compared to the expense ratios of comparable investment companies.

PROFITABILITY AND ECONOMIES OF SCALE. In light of the size of the Fund, the nature of the services to be provided by Hansberger and the limited period of time during which the Transition is expected to occur, the Board did not consider profitability or economies of scale to be material to its consideration of the Hansberger Sub-Advisory Agreement.

OTHER CONSIDERATIONS. In approving the Hansberger Sub-Advisory Agreement, the Board considered such other factors as it deemed appropriate, including the view of ING Investments with respect to the reputation of Hansberger as an investment manager, its strength and reputation in the industry and the personnel, operations, financial condition, investment management capabilities, methodologies and resources of Hansberger.  The Board also noted that expenses of the proxy solicitation will be borne by ING Investments (or an affiliate).

After its deliberations, the Board reached the following conclusions:  (1) Hansberger should be appointed as the Fund’s Sub-Adviser under the Hansberger Sub-Advisory Agreement to provide advisory services to the Fund in connection with the Transition; and (2) the sub-advisory fee rate payable by the Adviser to Hansberger is reasonable in the context of all factors considered by the Board.

Based on these conclusions and other factors, the Board voted to approve the Hansberger Sub-Advisory Agreement and to recommend approval of the Hansberger Sub-Advisory Agreement to shareholders of the Fund.  As part of the approval process, no single factor was dispositive and different Board members may have given different weight to different individual factors and related conclusions.

The Board recommends that shareholders of International Growth Opportunities Fund vote “FOR” Proposal II to approve the Hansberger Sub-Advisory Agreement.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT

Solicitation of Proxies

This Proxy Statement/Prospectus is being furnished by the Board in connection with the solicitation of proxies for the Special Meeting. Solicitation of proxies is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about June 10, 2009.  Shareholders of International Growth Opportunities Fund whose shares are held by nominees, such as brokers, can vote their proxies by contacting their respective nominee.  In addition to the solicitation of proxies by mail, employees of ING Investments and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.  International Growth Opportunities Fund has retained Computershare Fund Services (the “Solicitor”), a professional proxy solicitation firm, to assist with any necessary solicitation of proxies.  The estimated cost of retaining the Solicitor is $18,000.  ING Investments (or an affiliate) will bear the costs of retaining the Solicitor.  Shareholders of International Growth Opportunities Fund may receive a telephone call from the professional proxy solicitation firm asking the shareholder to vote.

In all cases where a proxy is solicited by telephone, the Solicitor is required to ask the person to provide identifying registration data, including full name and address, and, if known, the number of shares owned.  If the shareholder is a corporation or other entity, the Solicitor will ask for the title of the person and for confirmation that the person is authorized to direct the voting of the shares.  The Solicitor will advise that the shareholder can vote his or her shares over the telephone and will ask if the shareholder would like to cast a vote.  Although the Solicitor’s representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the Proxy Statement/Prospectus.  The Solicitor will then record the shareholder’s instructions on the Proxy Card.  Within 72 hours, the shareholder will be sent a confirmation of his or her vote asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

If a shareholder wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy originally sent with the Proxy Statement/Prospectus, attend in person or vote online by logging on to www.proxyweb.com and following the on-line directions.  Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact the Solicitor toll-free at 1-888-916-1749.

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with International Growth Opportunities Fund, a written revocation or duly executed proxy bearing a later date.  In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given.  The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote “FOR” the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of International Growth Opportunities Fund that may be presented at the Special Meeting.

Voting Rights

As a shareholder of International Growth Opportunities Fund, you are entitled to one vote for each share held as to any matter on which you are entitled to vote and for each fractional share that you own, you shall be entitled to a proportionate fractional vote.  Shares have no preemptive or subscription rights.

Only shareholders of International Growth Opportunities Fund at the close of business on May 1, 2009 (the “Record Date”) will be entitled to be present and give voting instructions for International Growth Opportunities Fund at the Special Meeting with respect to their shares owned as of that Record Date.  To be counted, your vote must be received no later than 5:00 p.m. on July 20, 2009.  As of the Record Date, the following shares of beneficial interest of International Growth Opportunities Fund were outstanding and entitled to vote:

Class	Shares Outstanding
Class A	3,537,544.921
Class B	598,397.618
Class C	993,222.985
Class I	948,525.165
Class Q	1,635,572.177
Total	7,713,262.866

Approval of each of the Reorganization Agreement and the Hansberger Sub-Advisory Agreement requires, if a quorum is present, the affirmative vote of the lesser of (a) 67% or more of the voting securities of International Growth Opportunities Fund present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of International Growth Opportunities Fund are present in person or represented by proxy, or (b) more than 50% of the outstanding voting securities of International Growth Opportunities Fund.  The holders of one-third of the outstanding shares of the Fund present in person or by proxy shall constitute a quorum at any meeting of the shareholders. A majority of the shareholders present in person or by proxy may adjourn the meeting (i) in the absence of a quorum at such meeting or (ii), in the event a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes. In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given, unless the adjournment is more than 120 days after the record date or, if after the adjournment, a new record date is fixed.  If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum.  However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter.  For this reason, an abstention or broker non-vote will have the effect of a vote against the proposals.

International Growth Opportunities Fund expects that, before the Special Meeting, broker-dealer firms holding shares of International Growth Opportunities Fund in “street name” for their customers will request voting instructions from their customers and beneficial owners.  If these instructions are not received by the date specified in the broker-dealer firms’ proxy solicitation materials, International Growth Opportunities Fund understands that the broker-dealers that are members of the New York Stock Exchange may consider whether the rules of the New York Stock Exchange permit the broker-dealers to vote on the items to be considered at the Special Meeting on behalf of their customers and beneficial owners.  If permitted, such broker-dealers may so vote.

To the knowledge of ING Investments, as of May 1, 2009, the officers and Trustees beneficially owned, as a group, less than 1% of any class of each Fund.

Appendix F hereto lists the persons that, as of May 1, 2009, owned beneficially or of record 5% or more of the outstanding shares of any class of the Funds.

Other Matters to Come Before the Special Meeting

ING Mutual Funds does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus.  If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

Shareholder Proposals

ING Mutual Funds is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by International Growth Opportunities Fund’s management.  Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed proxy card is requested.  A self-addressed, postage-paid envelope is enclosed for your convenience.

Huey P. Falgout, Jr.
Secretary

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 27th day of March, 2009, by ING Mutual Funds, a Delaware statutory trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (“IMF”), on behalf of ING International Capital Appreciation Fund (the “Acquiring Fund”) and ING International Growth Opportunities Fund (the “Acquired Fund”), each a separate series of IMF.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B, Class C, Class I and Class Q voting shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of the liabilities of the Acquired Fund described in paragraph 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Fund and the Acquiring Fund are series of open-end, registered investment companies of the management type and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest; and

WHEREAS, the Board of Trustees of IMF has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund, as described in paragraph 1.3 herein, are in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of IMF has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund, as described in paragraph 1.3 herein, are in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction; and

WHEREAS, the Acquiring Fund does not currently offer Class Q shares; however, it has been proposed that the Agreement is subject to approval by shareholders of the Acquired Fund, and upon shareholders’ approval, the Acquiring Fund will start offering Class Q shares and the Class Q shares of the Acquired Fund will be reorganized with and into Class Q shares of the Acquiring Fund.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.                                      TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL KNOWN ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1.          Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A, Class B, Class C, Class I and Class Q Acquiring Fund Shares determined by dividing the value of the Acquired Fund’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2 and (ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3.  Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.          The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.          The Acquired Fund will endeavor to identify and, to the extent practicable, to discharge all of its known liabilities and obligations prior to the Closing Date.  The Acquiring Fund shall assume the liabilities of the Acquired Fund set forth in the Acquired Fund’s Statement of Assets and Liabilities as of the Closing Date delivered by IMF, on behalf of the Acquired Fund, to IMF, on behalf of the Acquiring Fund, pursuant to paragraph 7.2 hereof.  On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.          Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will: (i) distribute to the Acquired Fund’s shareholders of record with respect to its Class A, Class B, Class C, Class I and Class Q shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”), on a pro rata basis within each class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to paragraph 1.1and (ii) completely liquidate.  Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders.  The aggregate net asset value of Class A, Class B, Class C, Class I and Class Q Acquiring Fund Shares to be so credited to Class A, Class B, Class C, Class I and Class Q Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of that same class owned by such shareholders on the Closing Date.  All issued and outstanding Class A, Class B, Class C, Class I and Class Q Acquired Fund shares will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in Class A, Class B, Class C, Class I and Class Q shares of the Acquired Fund will represent a number of the same class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3.  The Acquiring Fund shall not issue certificates representing the Class A, Class B, Class C, Class I and Class Q Acquiring Fund Shares in connection with such exchange.

1.5.          Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent, as defined in paragraph 3.3.

1.6.          Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.             VALUATION

2.1.          The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Board of Trustees of IMF.

2.2.          The net asset value of a Class A, Class B, Class C, Class I and Class Q Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund’s then-current prospectus and statement of additional and valuation procedures established by the Board of Trustees of IMF.

2.3.          The number of the Class A, Class B, Class C, Class I and Class Q Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A, Class B, Class C, Class I and Class Q shares of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share of the same class, determined in accordance with paragraph 2.2.

2.4.          All computations of value shall be made by the Acquired Fund’s designated record keeping agent and shall be subject to review by Acquiring Fund’s record keeping agent and by each Fund’s respective independent registered public accounting firm.

3.             CLOSING AND CLOSING DATE

3.1.          The Closing Date shall be August 8, 2009 or such other date as the parties may agree.  All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the

Closing Date unless otherwise agreed to by the parties.  The close of business on the Closing Date shall be as of 4:00p.m., Eastern Time.  The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

3.2.          The Acquired Fund shall direct the Bank of New York Mellon Corporation, as custodian for the Acquired Fund (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s portfolio securities and instruments deposited with such depositories.  The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.          The Acquired Fund shall direct PNC Global Investment Servicing (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A, Class B, Class C, Class I and Class Q shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.          In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of IMF, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.             REPRESENTATIONS AND WARRANTIES

4.1.          Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of IMF, IMF, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

(a)           The Acquired Fund is duly organized as a series of IMF, which is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under IMF’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)           IMF is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c)           No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)           The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)           On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f)            The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of IMF’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which IMF, on behalf of the Acquired Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which IMF, on behalf of the Acquired Fund, is a party or by which it is bound;

(g)           All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Fund prior to the Closing Date;

(h)           Except as otherwise disclosed in writing to and accepted by IMF, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  IMF, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)            The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at October 31, 2008 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)            Since October 31, 2008, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired

Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change);

(k)           On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)            For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m)          All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3.  The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

(n)           The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of IMF, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)           The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)           The proxy statement of the Acquired Fund (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2.          Except as has been disclosed to the Acquired Fund in a written instrument executed by an officer of IMF, IMF, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

(a)           The Acquiring Fund is duly organized as a series of IMF, which is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under IMF’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)           IMF is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;

(c)           No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)           The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used since inception to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)           On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

(f)            The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of IMF’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which IMF, on behalf of the Acquiring Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which IMF, on behalf of the Acquiring Fund, is a party or by which it is bound;

(g)           Except as otherwise disclosed in writing to and accepted by IMF, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against IMF, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business.  IMF, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)           The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at October 31, 2008 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i)            Since October 31, 2008, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change);

(j)            On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)           For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l)            All issued and outstanding shares of the Acquiring Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by IMF and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m)          The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of IMF, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)           The Class A, Class B, Class C, Class I and Class Q Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

(o)           The information to be furnished by IMF for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p)           That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.             COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1.          The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.          The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.          The Acquired Fund covenants that the Class A, Class B, Class C, Class I and Class Q Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.          The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.5.          Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.          The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

5.7.          As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class B, Class C, Class I and Class Q Acquiring Fund Shares received at the Closing.

5.8.          The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.          IMF, on behalf of the Acquired Fund, covenants that IMF will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as IMF, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) IMF’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) IMF’s, on behalf of the Acquiring Fund’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10.        The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of IMF, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at IMF’s election, to the performance by IMF, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.          All representations and warranties of IMF, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.          IMF, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of IMF, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request;

6.3.          IMF, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by IMF, on behalf of the Acquiring Fund, on or before the Closing Date; and

6.4.          The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of IMF, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at IMF’s election, to the performance by IMF, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.          All representations and warranties of IMF, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.          IMF shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of IMF;

7.3.          IMF, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of IMF, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request;

7.4.          IMF, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by IMF, on behalf of the Acquired Fund, on or before the Closing Date;

7.5.          The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6.          The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.             FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to IMF, on behalf of the Acquired Fund, or IMF, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.          The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of IMF’s Declaration of Trust, By-Laws, applicable Delaware law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, IMF may not, either on behalf of the Acquiring Fund or on behalf of the Acquired Fund, waive the conditions set forth in this paragraph 8.1;

8.2.          On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.          All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by IMF to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

8.4.          The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.          The parties shall have received the opinion of Dechert LLP addressed to IMF substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes.  The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of IMF.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the condition set forth in this paragraph 8.5.

9.             BROKERAGE FEES AND EXPENSES

9.1.          IMF, on behalf of each of the Acquired Fund and the Acquiring Fund, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2           The expenses relating to the proposed Reorganization will be borne by the investment adviser to the Acquiring Fund (or an affiliate of the investment adviser). The expenses of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund’s prospectus and the Acquired Fund’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.          ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.        IMF has not made any representation, warranty or covenant, on behalf of either the Acquired Fund or the Acquiring Fund, as the case may be, not set forth herein and that this Agreement constitutes the entire agreement between the Acquiring Fund and Acquired Fund with respect to this Reorganization.

10.2.        The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.

11.          TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before November 30, 2009, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith.  In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.          AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of IMF; provided, however, that following the meeting of the shareholders of the Acquired Fund called by IMF pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A, Class B, Class C, Class I and Class Q Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.                               NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

ING Mutual Funds

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Attn: Jeffrey S. Puretz.

14.                               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.        This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

14.4.        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5.        It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of IMF personally, but shall bind only the property of the Acquired Fund or the Acquiring Fund, as the case may be, as provided in the Declaration of Trust of IMF.  The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

ING MUTUAL FUNDS on behalf of its
ING International Growth Opportunities Fund series

By:	/s/ Michael J. Roland
Name:	Michael J. Roland
Title:	Executive Vice President

ING MUTUAL FUNDS on behalf of its
ING International Capital Appreciation Fund series

By:	/s/ Todd Modic
Name:	Todd Modic
Title:	Senior Vice President

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APPENDIX B

FORM OF SUB-ADVISORY AGREEMENT

This AGREEMENT is made as of this          day of                               ,         , between ING Investments, LLC, an Arizona limited liability company (the “Manager”), and Hansberger Global Investors, Inc., a Delaware corporation (the “Sub-Adviser”).

WHEREAS, [                              ] (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company;

WHEREAS, the Fund is authorized to issue separate series, each series having its own investment objective or objectives, policies, and limitations;

WHEREAS, the Fund may offer shares of additional series in the future;

WHEREAS, pursuant to an Amended and Restated Investment Management Agreement, dated [                              ,         ] (the “Management Agreement”), a copy of which has been provided to the Sub-Adviser, the Fund has retained the Manager to render advisory and management services with respect to certain of the Fund’s series;

WHEREAS, pursuant to authority granted to the Manager in the Management Agreement, the Manager retained the Sub-Adviser pursuant to a Sub-Advisory Agreement, dated as of [                              ,         ], as amended (the “Prior Agreement”), to furnish investment advisory services to one or more of the series of the Fund, and the Sub-Adviser is furnishing such services to the Fund and the Manager pursuant to the terms and conditions set forth in the Prior Agreement;

WHEREAS, Hansberger Group, Inc. (“Hansberger”), the parent company of the Sub-Adviser, is a party to a certain Stock Purchase Agreement, dated as of [                            ,         ] (the “Stock Purchase Agreement”), by and between Hansberger, certain stockholders of Hansberger and IXIS Asset Management US Group, L.P (“IXIS”);

WHEREAS, pursuant to the Stock Purchase Agreement, IXIS, currently a minority stockholder of Hansberger, will acquire a majority of the issued and outstanding capital stock of Hansberger;

WHEREAS, the closing of the proposed transactions contemplated by the Stock Purchase Agreement will result in an assignment of the Prior Agreement for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, pursuant to the terms of the Prior Agreement, the Prior Agreement will terminate upon an assignment of the Prior Agreement for purposes of the 1940 Act; and

WHEREAS, effective upon the closing of the transactions contemplated by the Stock Purchase Agreement, the Prior Agreement will terminate and be of no further force and effect and this Agreement will become effective.

NOW, THEREFORE, in consideration of the premises and the promises and mutual covenants herein contained, it is agreed between the Manager and the Sub-Adviser as follows:

1.             Appointment.  The Manager hereby appoints the Sub-Adviser to act as the investment adviser and manager to the series of the Fund set forth on Schedule A hereto (the “Series”) for the periods and on the terms set forth in this Agreement.  The Sub-Adviser accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided.

In the event the Fund designates one or more series (other than the Series) with respect to which the Manager wishes to retain the Sub-Adviser to render investment advisory services hereunder, it shall notify the Sub-Adviser in writing.  If the Sub-Adviser is willing to render such services, it shall notify the Manager in writing, whereupon such series shall become a Series hereunder, and be subject to this Agreement.

2.             Sub-Adviser Duties.  Subject to the supervision of the Fund’s Board of Trustees and the Manager, the Sub-Adviser will provide a continuous investment program for each Series’ portfolio and determine in its discretion the composition of the assets of each Series’ portfolio, including determination of the purchase, retention, or sale of the securities, cash, and other investments contained in the portfolio.  The Sub-Adviser will provide investment research and conduct a continuous program of evaluation, investment, sales, and reinvestment of each Series’ assets by determining the securities and other investments that shall be purchased, entered into, sold, closed, or exchanged for the Series, when these transactions should be executed, and what portion of the assets of the Series should be held in the various securities and other investments in which it may invest.  From time to time, at the request of the Manager, the Sub-adviser will cooperate with and assist a Transition Manager, hired by the Manager, when the Series’ portfolio is part of a larger transition of assets, provided that the Sub-Adviser will continue to have full discretion with respect to the Series investment portfolio.  To the extent permitted by the investment policies of each Series, the Sub-Adviser shall make decisions for the Series as to foreign currency matters and make determinations as to and execute and perform foreign currency exchange contracts on behalf of the Series.  At the request of the Manager, the Sub-Adviser will participate in standing instructions giving the Fund’ custodian authority to administer daily foreign currency exchange transactions.

The Sub-Adviser will provide the services under this Agreement in accordance with each Series’ investment objective or objectives, policies, and restrictions as stated in the Fund’s Registration Statement filed with the Securities and Exchange Commission (“SEC”), as amended, copies of which shall be sent to the Sub-Adviser by the Manager prior to the commencement of this Agreement and promptly following any such amendment.  The Sub-Adviser further agrees as follows:

(a)                                  The Sub-Adviser will conform with the 1940 Act and all rules and regulations thereunder, all other applicable federal and state laws and regulations, with any applicable procedures adopted by the Fund’s Board of Trustees of which the Sub-Adviser has been sent a copy, and the provisions of the Registration Statement of the Fund filed under the Securities Act of 1933, as amended (the “1933 Act”) and the 1940 Act, as supplemented or amended, of which the Sub-Adviser has received a copy, and with the Manager’s portfolio manager operating policies and procedures as in effect on the date hereof, as such policies and procedures may be revised or amended by the Manager.  In carrying out its duties under the Sub-Adviser Agreement, the Sub-Adviser will comply with the following policies and procedures:

(i)            The Sub-Adviser will manage each Series so that it meets the income and asset diversification requirements of Section 851 of the Internal Revenue Code.

(ii)           The Sub-Adviser will have no duty to vote any proxy solicited by or with respect to the issuers of securities in which assets of the Series are invested unless the Manager gives the Sub-Adviser written instructions to the contrary.  The Sub-Adviser will immediately forward any proxy solicited by or with respect to the issuers of securities in which assets of the Series are invested to the Manager or to any agent of the Manager designated by the Manager in writing.

The Sub-Adviser will make appropriate personnel available for consultation for the purpose of reviewing with representatives of the Manager and/or the Board any proxy solicited by or with respect to the issuers of securities in which assets of the Series are invested.  Upon request, the Sub-Adviser will submit a written voting recommendation to the Manager for such proxies.  In making such recommendations, the Sub-Adviser shall use its good faith judgment to act in the best interests of the Series.  The Sub-Adviser shall disclose to the best of its knowledge any conflict of interest with the issuers of securities that are the subject of such recommendation including whether such issuers are clients or are being solicited as clients of the Sub-Adviser or of its affiliates.

(iii)          In connection with the purchase and sale of securities for each Series, the Sub-Adviser will arrange for the timely transmission, as determined by the portfolio accounting agent to enable the agent to accurately calculate the Series’ daily net asset value, to the custodian and portfolio accounting agent for the Series on a daily basis, such confirmation, trade tickets, and other documents and information, including, but not limited to, Cusip, Sedol, or other numbers that identify securities to be purchased or sold on behalf of the Series, as may be reasonably necessary to enable the custodian and portfolio accounting agent to perform its administrative and record keeping responsibilities with respect to the Series.  With respect to portfolio securities to be settled through the Depository Trust Company, the Sub-Adviser will arrange for the prompt transmission of the confirmation of such trades to the Fund’s custodian and portfolio accounting agent.

(iv)          The Sub-Adviser will assist the administrator for the Fund in reviewing, determining or confirming (including, if necessary, obtaining broker-quoted prices), consistent with the procedures and policies stated in the Registration Statement for the Fund or adopted by the Board of Trustees, the value of any portfolio securities or other assets of the Series for which the administrator seeks assistance from or identifies for review by the Sub-Adviser.  The parties acknowledge that the Sub-Adviser is not a custodian of the Series’ assets and will not take possession or custody of such assets.  The Sub-Adviser shall have no liability for the acts or omissions of the custodian, unless such act or omission is taken in reliance upon instruction given to the custodian by a representative of the Sub-Adviser properly authorized to give such instruction under the custody agreement.  Any assets added to the Series shall be delivered directly to the custodian.

(v)                                 The Sub-Adviser will provide the Manager, no later than the 10th business day following the end of each Series’ semi-annual period and fiscal year, a letter to shareholders (to be subject to review and editing by the Manager) containing a discussion of those factors referred to in Item 22(b)(7) of 1940 Act Form N-1A in respect of both the prior quarter and the fiscal year to date.

(vi)                              The Sub-Adviser will complete and deliver to the Manager a written compliance checklist, a certified compliance acknowledgement report and the group of reports listed below in a form provided by the Manager for each month by the 10th business day of the following month:

1)                                      Report on Brokerage Commissions and Soft Dollar Usage.

2)                                      Trade Compliance reporting pertaining to Rules 17a-7, 17e-1, 10f-3 under the 1940 Act.

3)                                      Report on Illiquid and Restricted Securities held in each portfolio.

4)                                      Reports required on Issuers Credit Ratings applicable to Rule 2a-7 under the 1940 Act.

(b)                                 The Sub-Adviser will complete and deliver to the Manager by the 10th business day of each month a written report on each Series of the Fund that contains the following information as of the immediately previous month’s end.

(i)            A performance comparison to the Series benchmark listed in the prospectus as well as a comparison to other mutual funds as provided to Sub-Adviser by the Manager;

(ii)           Composition of the assets of each Series’ portfolio and the impact of key portfolio holdings and sector concentrations on the Series; and

(iii)          Confirmation of each Series’ current investment objective and Sub-Adviser’s projected plan to realize the Series’ investment objectives.

(c)                                  The Sub-Adviser will advise the Manager of any style box conflicts with each Series’ style.

(d)                                 The Sub-Adviser will make available to the Fund and the Manager, promptly upon request, any of the Series’ investment records and ledgers maintained by the Sub-Adviser (which shall not include the records and ledgers maintained by the custodian or portfolio accounting agent for the Fund) as are necessary to assist the Fund and the Manager to comply with requirements of the 1940 Act and the Investment Advisers Act of 1940, as amended (the “Advisers Act”), as well as other applicable laws.  The Sub-Adviser will furnish to regulatory authorities having the requisite authority any information or reports in connection with such services in respect to the Series which may be requested in order to ascertain whether the operations of the Fund are being conducted in a manner consistent with applicable laws and regulations.  The Manager shall maintain and preserve all books and other records of the Fund, as required under the 1940 Act except for all records related to the Fund’s transactions, which shall be preserved and maintained by the Sub-Adviser, and any other records that the Sub-Adviser is required to maintain under the 1940 Act, and the Manager shall timely furnish to Sub-Adviser all information and copies of books and records reasonably requested by Sub-Adviser to enable the Sub-Adviser to comply with a request made with respect to the Fund in connection with a regulatory inspection.

(e)                                  The Sub-Adviser will provide reports to the Fund’s Board of Trustees for consideration at meetings of the Board of Trustees on the investment program for each Series and the issuers and securities represented in each Series’ portfolio, and will furnish the Fund’s Board of Trustees with respect to each Series such periodic and special reports as the Trustees and the Manager may reasonably request.

(f)                                    Obligations of the Manager.

(i)            The Manager shall provide (or cause the Series’ Custodian to provide) timely information to the Sub-Adviser regarding such information as may be reasonably necessary for the Sub-Adviser to perform its responsibilities hereunder.

(ii)           The Manager has furnished the Sub-Adviser a copy of the prospectus and statement of additional information of the Series and agrees during the continuance of this Agreement to furnish the Sub-Adviser copies of any revisions or supplements.  The Manager agrees to furnish the Sub-Adviser with copies of any financial statements or reports made by the Series to its shareholders, and any further materials or information which the Sub-Adviser may reasonably request to enable it to perform its functions under this Agreement.

3.                                       Broker-Dealer Selection.  The Sub-Adviser is authorized to make decisions to buy and sell securities and other investments for each Series’ portfolio, broker-dealer selection, and negotiation of brokerage commission rates in effecting a security transaction.  The Sub-Adviser’s primary consideration in effecting a security transaction will be to obtain the best execution for the Series, taking into account the factors specified in the prospectus and/or statement of additional information for the Fund, which include price (including the applicable brokerage commission or dollar spread), the size of the order, the nature of the market for the security, the timing of the transaction, the reputation, the experience and financial stability of the broker-dealer involved, the quality of the service, the difficulty of execution, and the execution capabilities and operational facilities of the firm involved, and the firm’s risk in positioning a block of securities.  Accordingly, the price to a Series in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified, in the judgment of the Sub-Adviser in the exercise of its fiduciary obligations to the Fund, by other aspects of the portfolio execution services offered.  Subject to such policies as the Fund’s Board of Trustees or Manager may determine and consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Sub-Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused a Series to pay a commission to a broker-dealer for effecting a portfolio investment transaction in excess of the amount of commission another broker-dealer would have charged for effecting that transaction, if the Sub-Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Sub-Adviser’s or the Manager’s overall responsibilities with respect to the Series and to their respective other clients as to which they exercise investment discretion.  The Sub-Adviser will consult with the Manager to the end that portfolio transactions on behalf of a Series are directed to broker-dealers that participate in commission recapture programs benefiting the Fund, provided that neither the Sub-Adviser nor the Manager will direct brokerage in recognition of the sale of Fund shares.  To the extent consistent with these standards, the Sub-Adviser is further authorized to allocate the orders placed by it on behalf of a Series to the Sub-Adviser if it is registered as a broker-dealer with the SEC, to an affiliated broker-dealer, or to such brokers and dealers who also provide research or statistical material, or other services to the Series, the Sub-Adviser, or an affiliate of the Sub-Adviser.  Such allocation shall be in such amounts and proportions as the Sub-Adviser shall determine consistent with the above standards, and the Sub-Adviser will report on said allocation monthly to the Fund’s Board of Trustees indicating the broker-dealers to which such allocations have been made and the basis therefor.

4.                                       Disclosure about Sub-Adviser.  The Sub-Adviser has reviewed the most recent Post-Effective Amendment to the Registration Statement for the Fund filed with the SEC that contains disclosure about the Sub-Adviser, and represents and warrants that, with respect to the disclosure about the Sub-Adviser or information relating, directly or indirectly, to the Sub-Adviser, such Registration Statement contains, as of the date hereof, no untrue statement of any material fact and does not omit any statement of a material fact which was required to be stated therein or necessary to make the statements contained therein, in light of the circumstances under which they were made, not misleading.  The Sub-Adviser further represents and warrants that it is a duly registered investment adviser under the Advisers Act and will maintain such registration so long as this Agreement remains in effect.  The Sub-Adviser will provide the Manager with a copy of the Sub-Adviser’s Form ADV, Part II at the time the Form ADV is filed with the SEC.

5.                                       Expenses.  During the term of this Agreement, the Sub-Adviser will pay all expenses incurred by it and its staff and for their activities in connection with its portfolio management duties under this Agreement, including, but not limited to, reimbursement of losses due to trade errors or compliance breaches, which such errors or compliance breaches solely relate to Sub-Adviser’s activities with respect to the Series.  The Manager or the Fund shall be responsible for all the expenses of the Fund’s operations.

6.                                       Compensation.  For the services provided to each Series, the Manager will pay the Sub-Adviser an annual fee equal to the amount specified for such Series in Schedule A hereto, payable monthly in arrears.  The fee will be appropriately prorated to reflect any portion of a calendar month that this Agreement is not in effect among the parties.  In accordance with the provisions of the Management Agreement, the Manager is solely responsible for the payment of fees to the Sub-Adviser, and the Sub-Adviser agrees to seek payment of its fees solely from the Manager; provided, however, that if the Fund fails to pay the Manager all or a portion of the management fee under said Management Agreement when due, and the amount that was paid is insufficient to cover the Sub-Adviser’s fee under this Agreement for the period in question, then the Sub-Adviser may enforce against the Fund any rights it may have as a third-party beneficiary under the Management Agreement and the Manager will take all steps appropriate under the circumstances to collect the amount due from the Fund.

7.                                       Marketing Materials.

(a)           During the term of this Agreement, the Sub-Adviser agrees to furnish the Manager at its principal office for prior review and approval by the Manager all written and/or printed materials, including but not limited to, PowerPoint® or slide presentations, news releases, advertisements, brochures, fact sheets and other promotional, informational or marketing materials (the “Marketing Materials”) for public dissemination, that are produced or are for use or reference by the Sub-Adviser, its affiliates or other designees, broker-dealers or the public in connection with the Series, and Sub-Adviser shall not use any such materials if the Manager reasonably objects in writing within five business days (or such other period as may be mutually agreed) after receipt thereof.  Marketing Materials may be furnished to the Manager by first class or overnight mail, facsimile transmission equipment, electronic delivery or hand delivery.

(b)           During the term of this Agreement, the Manager agrees to furnish the Sub-Adviser at its principal office all prospectuses, proxy statements, reports to shareholders, or Marketing Materials prepared for internal use or for distribution to shareholders of each Series, or the public that refer to the Sub-Adviser in any way, prior to the use thereof, and the Manager shall not use any such materials if the Sub-Adviser reasonably objects in writing within five business days (or such other period as may be mutually agreed) after receipt thereof.  The Sub-Adviser’s right to object to such materials is limited to the portions of such materials that expressly relate to the Sub-Adviser, its services and its clients.  The Manager agrees to use its reasonable best efforts to ensure that materials prepared by its employees or agents or its affiliates that refer to the Sub-Adviser or its clients in any way are consistent with those materials previously approved by the Sub-Adviser as referenced in the first sentence of this paragraph.  Marketing Materials may be furnished to the Sub-Adviser by first class or overnight mail, facsimile transmission equipment, electronic delivery or hand delivery.

(c)           Proprietary Rights.  The Manager agrees and acknowledges that the Sub-Adviser is the sole owner of the name and marks “Hansberger Global Investors, Inc.” and that all use of any designation consisting in whole or part of “Hansberger Global Investors, Inc.” under this Agreement shall inure to the benefit of the Sub-Adviser.  Upon termination of this Agreement for any reason, the Manager shall cease, and the Manager shall use its best efforts to cause the Series to cease, all use of any such designation as soon as reasonably practicable.

8.                                       Compliance.

(a)           The Sub-Adviser agrees to use reasonable compliance techniques and policies and procedures reasonably designed to prevent violations of the federal securities laws as the Manager or the Board of Trustees may adopt, including any written compliance procedures.

(b)           The Sub-Adviser agrees that it shall promptly notify the Manager and the Fund in the event that the SEC has censured the Sub-Adviser; placed limitations upon its activities, functions or operations; suspended or revoked its registration as an investment adviser; or has commenced proceedings or an investigation that may result in any of these actions.  The Sub-Adviser further agrees to notify the Manager and the Fund promptly of any material fact known to the Sub-Adviser respecting or relating to the Sub-Adviser that is not contained in the Registration Statement or prospectus for the Fund (which describes the Series), or any amendment or supplement thereto, or if any statement contained therein that becomes untrue in any material respect.

(c)           The Manager agrees that it shall promptly notify the Sub-Adviser (i) in the event that the SEC has censured the Manager or the Fund; placed limitations upon either of their activities, functions, or operations; suspended or revoked the Manager’s registration as an investment adviser; or has commenced proceedings or an investigation that may result in any of these actions, or (ii) upon having a reasonable basis for believing that the Series has ceased to qualify or might not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.

9.                                       Books and Records.  The Sub-Adviser hereby agrees that all records which it maintains for the Series are the property of the Fund and further agrees to surrender promptly to the Fund any of such records upon the Fund’s or the Manager’s request in compliance with the requirements of Rule 31a-3 under the 1940 Act, although the Sub-Adviser may, at its own expense, make and retain a copy of such records.  The Sub-Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by Rule 31a-1 under the 1940 Act.

10.                                 Cooperation; Confidentiality.  Each party to this Agreement agrees to cooperate with the other party and with all appropriate governmental authorities having the requisite jurisdiction (including, but not limited to, the SEC) in connection with any investigation or inquiry relating to this Agreement or the Fund.  Subject to the foregoing, the Sub-Adviser shall treat as confidential all information pertaining to the Fund and actions of the Fund, the Manager and the Sub-Adviser, and the Manager shall treat as confidential and use only in connection with the Series all information furnished to the Fund or the Manager by the Sub-Adviser, in connection with its duties under the Agreement except that the aforesaid information need not be treated as confidential if required to be disclosed under applicable law, if generally available to the public through means other than by disclosure by the Sub-Adviser or the Manager, or if available from a source other than the Manager, Sub-Adviser or the Fund.

11.                                 Exclusivity.

(a)           The services of the Sub-Adviser to the Series and the Fund are deemed to be exclusive commencing on the effective date of this Agreement and shall terminate upon the termination of this Agreement unless terminated earlier by the mutual agreement of the Fund and the Sub-Adviser (the “Exclusivity Period”).

(b)           The Sub-Adviser shall not provide advisory services to any registered open-end investment company that is distributed in the United States with a similar international growth investment strategy.  This restriction shall not apply to: (i) separate account assets, (ii) institutional account assets managed by the Sub-Adviser, including the Institutional Share Class of the Hansberger Institutional Series (HIS) International Growth Fund, (iii) the HIS International Growth Fund Advisory Share Class insofar as those shares are marketed by the Sub-Adviser to consultant driven defined contribution plans, (iv) multi-manager mutual funds in which the Sub-Adviser manages a portion of an entire fund, (v) international core funds in which the Sub-Adviser manages one or both international growth and international value portfolios and (vi) the use of the HIS International Growth Fund - Institutional or Advisory Share Classes in a variable annuity separate account.

(c)           The Manager, for the duration of the Exclusivity Period, agrees that it shall not retain any other unaffiliated international growth advisory firm to advise or sub-advise a mutual fund in the international growth style which is distributed in the United States.

(d)           Subject to the Sub-Adviser’s fiduciary duty to the Fund under the Advisers Act and this Agreement, this Agreement shall not in any way limit or restrict the Sub-Adviser or any of its directors, officers, employees or agents from buying, selling or trading any securities or other investment instruments for its or their own account or for the account of others for whom it or they may be acting, provided that such activities do not adversely affect or otherwise impair the performance by the Sub-Adviser of its duties and obligations under this Agreement and, provided further that the Sub-Adviser, its directors, officer employees and agents comply with applicable provisions under the Advisers Act, the 1940 Act and other applicable law.  The Manager and the Series recognize and agree that the Sub-Adviser may provide advice to or take action with respect to other clients, which advice or action, including the timing and nature of such advice or action, may differ from or be identical to advice given or action taken with respect to the Series.  The Sub-Adviser shall for all purposes hereof be deemed to be an independent contractor and shall, unless otherwise provided or authorized, have no authority to act for or represent the Series or the Manager in any way or otherwise be deemed an agent of the Series or the Manager, other than in the Sub-Adviser’s capacity as Sub-Adviser to the Fund.

12.                                 Prohibited Conduct.  The Sub-Adviser may not consult with any other sub-adviser of the Fund concerning transactions in securities or other assets for any investment portfolio of the Fund, including the Series, except that such consultations are permitted between the current and successor sub-advisers of the Series in order to effect an orderly transition of sub-advisory duties so long as such consultations are not concerning transactions prohibited by Section 17(a) of the 1940 Act.

13.                                 Representations Respecting Sub-Adviser.  The Manager agrees that neither the Manager, nor affiliated persons of the Manager, shall give any information or make any representations or statements in connection with the sale of shares of the Series concerning the Sub-Adviser or the Series other than the information or representations contained in the Registration Statement, prospectus, or statement of additional information for the Fund’s shares, as they may be amended or supplemented from time to time, or in reports or proxy statements for the Fund, or in Marketing Materials approved in advance by the Sub-Adviser, except with the prior permission of the Sub-Adviser.

14.                                 Control.  Notwithstanding any other provision of the Agreement, it is understood and agreed that the Fund shall at all times retain the ultimate responsibility for and control of all functions performed pursuant to this Agreement and has reserved the right to reasonably direct any action hereunder taken on its behalf by the Sub-Adviser.

15.                                 Liability.  Except as may otherwise be required by the 1940 Act or the rules thereunder or other applicable law, the Manager agrees that the Sub-Adviser, any affiliated person of the Sub-Adviser, and each person, if any, who, within the meaning of Section 15 of the 1933 Act controls the Sub-Adviser (a) shall bear no responsibility and shall not be subject to any liability for any act or omission respecting any series of the Fund that is not a Series hereunder, and (b) shall not be liable for, or subject to any damages, expenses, or losses in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or gross negligence in the performance of the Sub-Adviser’s duties, or by reason of reckless disregard of the Sub-Adviser’s obligations and duties under this Agreement.

16.                                 Indemnification.

(a)           The Manager agrees to indemnify and hold harmless the Sub-Adviser, any affiliated person of the Sub-Adviser, and each person, if any, who, within the meaning of Section 15 of the 1933 Act controls (“controlling person”) the Sub-Adviser (all of such persons being referred to as “Sub-Adviser Indemnified Persons”) against any and all losses, claims, damages, liabilities, or litigation (including legal and other expenses) to which a Sub-Adviser Indemnified Person may become subject under the 1933 Act, the Exchange Act, the 1940 Act, the Advisers Act, under any other statute, at common law or otherwise, arising out of the Manager’s responsibilities to the Fund which (1) may be based upon the Manager’s negligence, willful misfeasance, or bad faith in the performance of its duties (which could include a negligent action or a negligent omission to act), or by reason of the Manager’s reckless disregard of its obligations and duties under this Agreement, or (2) may be based upon any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement or prospectus covering shares of the Fund or any Series, or any amendment thereof or any supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Manager or the Fund or to any affiliated person of the Manager by a Sub-Adviser Indemnified Person; provided however, that in no case shall the indemnity in favor of the Sub-Adviser Indemnified Person be deemed to protect such person against any liability to which-any such person would otherwise be subject by reason of willful misfeasance, bad faith, or negligence in the performance of its duties, or by reason of its reckless disregard of obligations and duties under this Agreement.

(b)           Notwithstanding Section 15 of this Agreement, the Sub-Adviser agrees to indemnify and hold harmless the Fund, the Manager, any affiliated person of the Manager, and any controlling person of the Manager (the Fund and all of such persons being referred to as “Manager Indemnified Persons”) against any and all losses, claims, damages, liabilities, or litigation (including legal and other expenses) to which a Manager Indemnified Person may become subject under the 1933 Act, 1940 Act, the Exchange Act, the Advisers Act, under any other statute, at common law or otherwise, arising out of the Sub-Adviser’s responsibilities as Sub-Adviser of the Series which (1) may be based upon the Sub-Adviser’s negligence, willful misfeasance, or bad faith in the performance of its duties (which could include a negligent action or a negligent omission to act), or by reason of the Sub-Adviser’s reckless disregard of its obligations and duties under this Agreement, or (2) may be based upon any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement or prospectus covering the shares of the Fund or any Series, or any amendment or supplement thereto, or the omission or alleged omission to state therein a material fact known or which should have been known to the Sub-Adviser and was required to be stated therein or necessary to make the statements therein not misleading, if such a statement or omission was made in reliance upon information furnished to the Manager, the Fund, or any affiliated person of the Manager or Fund by the Sub-Adviser or any affiliated person of the Sub-Adviser; provided, however, that in no case shall the indemnity in favor of a Manager Indemnified Person be deemed to protect such person against any liability to which any such person would otherwise be subject by reason of willful misfeasance, bad faith, negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement.

(c)           The Manager shall not be liable under Paragraph (a) of this Section 16 with respect to any claim made against a Sub-Adviser Indemnified Person unless such Sub-Adviser Indemnified Person shall have notified the Manager in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Sub-Adviser Indemnified Person (or after such Sub-Adviser Indemnified Person shall have received notice of such service on any designated agent), but failure to notify the Manager of any such claim shall not relieve the Manager from any liability which it may have to the Sub-Adviser Indemnified Person against whom such action is brought except to the extent the Manager is prejudiced by the failure or delay in giving such notice.  In case any such action is brought against the Sub-Adviser Indemnified Person, the Manager will be entitled to participate, at its own expense, in the defense thereof or, after notice to the Sub-Adviser Indemnified Person, to assume the defense thereof, with counsel satisfactory to the Sub-Adviser Indemnified Person.  If the Manager assumes the defense of any such action and the selection of counsel by the Manager to represent the Manager and the Sub-Adviser Indemnified Person would result in a conflict of interests and therefore, would not, in the reasonable judgment of the Sub-Adviser Indemnified Person, adequately represent the interests of the Sub-Adviser Indemnified Person, the Manager will, at its own expense, assume the defense with counsel to the Manager and, also at its own expense, with separate counsel to the Sub-Adviser Indemnified Person, which counsel shall be satisfactory to the Manager and to the Sub-Adviser Indemnified Person.  The Sub-Adviser Indemnified Person shall bear the fees and expenses of any additional counsel retained by it, and the Manager shall not be liable to the Sub-Adviser Indemnified Person under this Agreement for any legal or other expenses subsequently incurred by the Sub-Adviser Indemnified Person independently in connection with the defense thereof other than reasonable costs of investigation.  The Manager shall not have the right to compromise on or settle the litigation without the prior written consent of the Sub-Adviser Indemnified Person if the compromise or settlement results, or may result, in a finding of wrongdoing on the part of the Sub-Adviser Indemnified Person.

(d)           The Sub-Adviser shall not be liable under Paragraph (b) of this Section 16 with respect to any claim made against a Manager Indemnified Person unless such Manager Indemnified Person shall have notified the Sub-Adviser in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Manager Indemnified Person (or after such Manager Indemnified Person shall have received notice of such service on any designated agent), but failure to notify the Sub-Adviser of any such claim shall not relieve the Sub-Adviser from any liability which it may have to the Manager Indemnified Person against whom such action is brought except to the extent the Sub-Adviser is prejudiced by the failure or delay in giving such notice.  In case any such action is brought against the Manager Indemnified Person, the Sub-Adviser will be entitled to participate, at its own expense, in the defense thereof or, after notice to the Manager Indemnified Person, to assume the defense thereof, with counsel satisfactory to the Manager Indemnified Person.  If the Sub-Adviser assumes the defense of any such action and the selection of counsel by the Sub-Adviser to represent both the Sub-Adviser and the Manager Indemnified Person would result in a conflict of interests and therefore, would not, in the reasonable judgment of the Manager Indemnified Person, adequately represent the interests of the Manager Indemnified Person, the Sub-Adviser will, at its own expense, assume the defense with counsel to the Sub-Adviser and, also at its own expense, with separate counsel to the Manager Indemnified Person, which counsel shall be satisfactory to the Sub-Adviser and to the Manager Indemnified Person.  The Manager Indemnified Person shall bear the fees and expenses of any additional counsel retained by it, and the Sub-Adviser shall not be liable to the Manager Indemnified Person under this Agreement for any legal or other expenses subsequently incurred by the Manager Indemnified Person independently in connection with the defense thereof other than reasonable costs of investigation.  The Sub-Adviser shall not have the right to compromise on or settle the litigation without the prior written consent of the Manager Indemnified Person if the compromise or settlement results, or may result in a finding of wrongdoing on the part of the Manager Indemnified Person.

17.                                 Duration and Termination.

(a)           With respect to each Series identified as a Series on Schedule A hereto as in effect on                          ,          unless earlier terminated with respect to any Series, this Agreement shall continue in full force and effect through [November 30, 2010]. Thereafter, unless earlier terminated with respect to a Series, the Agreement shall continue in full force and effect with respect to each such Series for periods of one year, provided that such continuance is specifically approved at least annually by (i) the vote of a majority of the Board of Trustees of the Fund, or (ii) the vote of a majority of the outstanding voting shares of the Series (as defined in the 1940 Act), and provided that such continuance is also approved by the vote of a majority of the Board of Trustees of the Fund who are not parties to this Agreement or “interested persons” (as defined in the 1940 Act) of the Fund or the Manager, cast in person at a meeting called for the purpose of voting on such approval.

With respect to any Series that was added to Schedule A hereto as a Series after the date of this Amendment, the Agreement shall become effective on the later of (i) the date Schedule A is amended to reflect the addition of such Series as a Series under the Agreement or (ii) the date upon which the shares of the Series are first sold to the public, subject to the condition that the Fund’s Board of Trustees, including a majority of those Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Manager, and the shareholders of such Series, shall have approved this Agreement. Unless terminated earlier as provided herein with respect to any such Series, the Agreement shall continue in full force and effect for a period of two years from the date of its effectiveness (as identified above) with respect to that Series. Thereafter, unless earlier terminated with respect to a Series, the Agreement shall continue in full force and effect with respect to each such Series for periods of one year, provided that such continuance is specifically approved at least annually by (i) the vote of a majority of the Board of Trustees of the Fund, or (ii) vote of a majority of the outstanding voting shares of such Series (as defined in the 1940 Act), and provided that such continuance is also approved by the vote of a majority of the Board of Trustees of the Fund who are not parties to this Agreement or “interested persons” (as defined in the 1940 Act) of the Fund or the Manager, cast in person at a meeting called for the purpose of voting on such approval. However, any approval of this Agreement by the holders of a majority of the outstanding shares (as defined in the 1940 Act) of a Series shall be effective to continue this Agreement with respect to such Series notwithstanding (i) that this Agreement has not been approved by the holders of a majority of the outstanding shares of any other Series or (ii) that this Agreement has not been approved by the vote of a majority of the outstanding shares of the Fund, unless such approval shall be required by any other applicable law or otherwise.

Notwithstanding the foregoing, this Agreement may be terminated with respect to any Series covered by this Agreement: (i) by the Manager at any time, upon sixty (60) days’ written notice to the Sub-Adviser and the Fund, (ii) at any time without payment of any penalty by the Fund, by the Fund’s Board of Trustees or a majority of the outstanding voting securities of each Series, upon sixty (60) days’ written notice to the Manager and the Sub-Adviser, or (iii) by the Sub-Adviser upon three (3) months’ written notice unless the Fund or the Manager requests additional time to find a replacement for the Sub-Adviser, in which case the Sub-Adviser shall allow the additional time requested by the Fund or Manager not to exceed three (3) additional months beyond the initial three-month notice period (notwithstanding whether the Fund or the Manager requests such additional time, the Exclusivity Period shall be deemed to have terminated as of the expiration of the three (3) month notice provided by the Sub-Adviser); provided, however, that the Sub-Adviser may terminate this Agreement at any time without penalty, effective upon written notice to the Manager and the Fund, in the event either the Sub-Adviser (acting in good faith) or the Manager ceases to be registered as an investment adviser under the Advisers Act or otherwise becomes legally incapable of providing investment management services pursuant to its respective contract with the Fund, or in the event the Manager becomes bankrupt or otherwise incapable of carrying out its obligations under this Agreement, or in the event that the Sub-Adviser does not receive compensation for its services from the Manager or the Fund as required by the terms of this Agreement.

In the event of termination for any reason, all records of each Series for which the Agreement is terminated shall promptly be returned to the Manager or the Fund, free from any claim or retention of rights in such record by the Sub-Adviser, although the Sub-Adviser may, at its own expense, make and retain a copy of such records.  This Agreement shall automatically terminate in the event of its assignment (as such term is described in the 1940 Act).  In the event this Agreement is terminated or is not approved in the manner described above, the Sections or Paragraphs numbered 9, 10, 13, 14, 15, 16, 17(b) and 19 of this Agreement shall remain in effect, as well as any applicable provision of this Section numbered 17 and, to the extent that only amounts are owed to the Sub-Adviser as compensation for services rendered while the Agreement was in effect, Section 6.

(b)           Notices.  Any notice must be in writing and shall be sufficiently given (1) when delivered in person, (2) when dispatched by telegram or electronic facsimile transfer (confirmed in writing by postage prepaid first class air mail simultaneously dispatched), (3) when sent by internationally recognized overnight courier service (with receipt confirmed by such overnight courier service), or (4) when sent by registered or certified mail, to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other party.

If to the Fund:

[Registrant]

7337 East Doubletree Ranch Road

Scottsdale, AZ  85258

Attention:  Huey P. Falgout, Jr.

If to the Sub-Adviser:

Hansberger Global Investors, Inc.

401 East Las Olas Boulevard, Suite 1700

Fort Lauderdale, Florida  33301

Attention:  President

18.                                 Amendments.  No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought, and no amendment of this Agreement shall be effective until approved as required by applicable law.

19.                                 Miscellaneous.

(a)           This Agreement shall be governed by the laws of the State of Delaware, provided that nothing herein shall be construed in a manner inconsistent with the 1940 Act, the Advisers Act or rules or orders of the SEC thereunder, and without regard for the conflicts of laws principle thereof.  The term “affiliate” or “affiliated person” as used in this Agreement shall mean “affiliated person” as defined in Section 2(a)(3) of the 1940 Act.

(b)           The Manager and the Sub-Adviser acknowledge that the Fund enjoys the rights of a third-party beneficiary under this Agreement, and the Manager acknowledges that the Sub-Adviser enjoys the rights of a third party beneficiary under the Management Agreement.

(c)           The captions of this Agreement are included for convenience only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect.

(d)           To the extent permitted under Section 17 of this Agreement, this Agreement may only be assigned by any party with the prior written consent of the other parties.

(e)           If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby, and to this extent, the provisions of this Agreement shall be deemed to be severable.

(f)            Nothing herein shall be construed as constituting the Sub-Adviser as an agent or co-partner of the Manager, or constituting the Manager as an agent or co-partner of the Sub-Adviser.

(g)           This Agreement may be executed in counterparts.

[REMAINDER OF PAGE INTENTIONALLY LEFT BLANK]

IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed as of the day and year first above written.

ING INVESTMENTS, LLC

By:

Name:

Title:

HANSBERGER GLOBAL INVESTORS, INC.

By:

Name:

Title:

ACKNOWLEDGED

[REGISTRANT]

By:

Name:

Title:

SCHEDULE A

with respect to the

SUB-ADVISORY AGREEMENT

between

ING INVESTMENTS, LLC

and

HANSBERGER GLOBAL INVESTORS, INC.

Series	Annual Sub-Adviser Fee
(as a percentage of average daily net assets)

ING International Growth Opportunities Fund	0.45%

APPENDIX C

ADDITIONAL INFORMATION REGARDING ING INTERNATIONAL CAPITAL APPRECIATION FUND

SHAREHOLDER GUIDE

ING Purchase Options™

This Proxy Statement/Prospectus relates to four separate Classes of shares of ING International Capital Appreciation Fund (“International Capital Appreciation Fund” or the “Fund”):  Class A, Class B, Class C, Class I and Class Q, each of which represents an identical interest in International Capital Appreciation Fund’s investment portfolio, but are offered with different sales charges and distribution (Rule 12b-1) and service fee arrangements. Although International Capital Appreciation Fund does not currently offer Class Q shares, if shareholders of ING International Growth Opportunities Fund approve the Reorganization, International Capital Appreciation Fund will start offering Class Q shares before the Closing Date.

As described below and elsewhere in this Proxy Statement/Prospectus, the contingent deferred sales load structure and conversion characteristics of International Capital Appreciation Fund shares that will be issued to you in the Reorganization will be the same as those that apply to ING International Growth Opportunities Fund (“International Growth Opportunities Fund”) shares held by you immediately prior to the Reorganization, and the period that you held shares of International Growth Opportunities Fund will be included in the holding period of International Capital Appreciation Fund shares for purposes of calculating any contingent deferred sales charges and determining any conversion rights.  Purchases of the shares of International Capital Appreciation Fund after the Reorganization will be subject to the sales load structure and conversion rights discussed below.

The sales charges and fees for Class A, Class B, Class C, Class I and Class Q shares of International Capital Appreciation Fund are shown and contrasted in the chart below.  The Fund does not impose any front-end sales charge (load) on reinvested dividends or distributions.

	Class A		Class B		Class C		Class I	Class Q
Maximum Initial Sales Charge on Purchases	5.75	%(1)	None		None		None	None
Contingent Deferred Sales Charge (“CDSC”)	None	(2)	5.00	%(3)	1.00	%(4)	None	None	.
Annual Distribution (12b-1) and Service Fees (5)	0.25%		1.00%		1.00%		None	0.25%
Maximum Purchase	Unlimited		$100,000		$100,000		Unlimited	Unlimited
Automatic Conversion to Class A	N/A		8 Years	(6)	N/A		N/A	N/A

(1)	Reduced for purchases of $50,000 and over.
(2)

For investments of $1 million or more, a CDSC of no more than 1% may be assessed on redemptions of shares that were purchased without an initial sales charge. See “Class A Shares: Initial Sales Charge Alternative” in this Appendix C.

(3)	Imposed upon redemption within 6 years from purchase. Fee has scheduled reductions after the first year. See “Class B Shares: Deferred Sales Charge Alternative” in this Appendix B.
(4)	Imposed upon redemption within 1 year from purchase. See “Class C Shares: Deferred Sales Charge” in this Appendix C.
(5)	Annual asset-based distribution charge.
(6)

Class B shares of International Capital Appreciation Fund issued to shareholders of International Growth Opportunities Fund in the Reorganization will convert to Class A shares in the eighth year from the original date of purchase of the Class B shares of International Growth Opportunities Fund.

ING Purchase Options Among Class A, Class B and Class C

When choosing between Classes A, B and C, you should carefully consider:

•                  How long you plan to hold the Fund;

•                  The amount of your investment;

•                  The expenses you’ll pay for each class, including ongoing annual expenses along with the initial sales charge or the CDSC; and

•                  Whether you qualify for any sales charge discounts.

The relative impact of the initial sales charge and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B shares and Class C shares pay correspondingly lower dividends and may have a lower net asset value (“NAV”) than Class A shares.

Class B shares are not intended for purchase in excess of $100,000 or $1,000,000 in the case of Class C shares. Purchase orders from an individual investor for Class B shares in excess of $100,000 and for Class C shares in excess of $1,000,000 will be declined.

Because the Fund may not be able to identify an individual investor’s trading activities when investing through omnibus account arrangements, you and/or your investment professional are responsible for ensuring that your investment in Class B shares do not exceed the maximum of $100,000 or $1,000,000 in the case of Class C shares. The Fund cannot ensure that it will identify purchase orders that would cause your investment in Class B shares or Class C shares to exceed the maximum allowed amount.  When investing through such arrangements, you and/or your investment professional should be diligent in determining that you have selected the appropriate share class for you.

Class I shares are available only to: (i) qualified retirement plans such as 401(a), 401(k) or other defined contribution plans and defined benefit plans; (ii) insurance companies and foundations investing for their own account; (iii) wrap programs offered by broker-dealers and financial institutions; (iv) accounts of or managed by trust departments; (v) retirement plans affiliated with ING Groep N.V.; (vi) ING Groep N.V. affiliates for purposes of corporate cash management; and (vii) by other ING Funds in the ING Family of Funds.

Class Q shares are offered at net asset value (“NAV”) without a sales charge to: (i) qualified retirement plans such as 401(a), 401(k) or other defined contribution plans and defined benefit plans; (ii) insurance companies and foundations investing for their own account; (iii) wrap programs offered by broker-dealers and financial institutions; (iv) accounts of or managed by trust departments; (v) retirement plans affiliated with ING Groep N.V.; (vi) ING Groep N.V. affiliates for purposes of corporate cash management; and (vii) by other ING Funds in the ING Family of Funds.

You and/or your investment professional also should take care to assure that you are receiving any sales charge reductions or other benefits to which you may be entitled.  As an example, as is discussed below, you may be able to reduce a Class A sales charge payable by aggregating purchases to achieve breakpoint discounts.  The Fund uses the net amount invested when determining whether a shareholder has reached the required investment amount in order to be eligible for a breakpoint discount.  In order to ensure that you are receiving any applicable sales charge reduction, it may be necessary for you to inform the Fund or your financial intermediary of the existence of other accounts that may be eligible to be aggregated.  The SAI of the Fund discusses specific classes of investors who may be eligible for a reduced sales charge.

Distribution and Shareholder Servicing Fees — Class A, Class B, Class C and Class Q

To pay for the cost of promoting the Fund and servicing your shareholder account, Class A, Class B and Class C shares of the Fund have adopted a Rule 12b-1 plan, which requires distribution and shareholder service fees to be paid out of the assets of each class.  To pay for the cost of servicing your shareholder account, Class Q shares of the Fund have adopted a Rule 12b-1 plan, which requires shareholder service fees to be paid out of the assets of Class Q.  Because these fees are paid on an on-going basis, over time these fees will increase the cost of your investment and cost you more than paying other types of sales charges.

How ING Compensates Intermediaries for Selling Mutual Funds

ING mutual funds are distributed by ING Funds Distributor, LLC (“Distributor”). The Distributor is a broker-dealer that is licensed to sell securities. The Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers. Each ING mutual fund also has an investment adviser (“Adviser”) which is responsible for managing the money invested in each of the mutual funds. Both of these entities (collectively, “ING”) may compensate an intermediary for selling ING mutual funds.

Only persons licensed with the Financial Industry Regulatory Authority (“FINRA”) as a registered representative (often referred to as a broker or financial advisor) and associated with a specific broker-dealer may sell an ING mutual fund to you. The Distributor has agreements in place with each of these broker-dealers defining specifically what those broker-dealers will be paid for the sale of a particular ING mutual fund. Those broker-dealers then pay the registered representative who sold you the mutual fund some or all of what they receive from ING. They may receive a payment when the sale is made and can, in some cases, continue to receive payments while you are invested in the mutual fund.

The Fund’s Adviser or the Distributor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of the Fund including affiliates of the Adviser and the Distributor. These amounts would be in addition to the distribution payments made by the Fund under the distribution agreements. The payments made under these arrangements are paid by the Adviser or the Distributor. Additionally, if a fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in funds advised by ING meets certain target levels or increases over time.

The Distributor may pay, from its own resources, additional fees to these broker-dealers or other financial institutions including affiliated entities. These additional fees paid to intermediaries may take the following forms: (1) a percentage of that entity’s customer assets invested in ING mutual funds; (2) a percentage of that entity’s gross sales; or (3) some combination of these payments. These payments may, depending on the broker-dealer’s satisfaction of the required conditions, be periodic and may be up to: (1) 0.30% per annum of the value of the Fund’s shares held by the broker-dealer’s customers; or (2) 0.20% of the value of the Fund’s shares sold by the broker-dealer during a particular period. In accordance with these practices, if that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $30 on those assets. If you invested $10,000, the Distributor could pay a maximum of $20 for that sale.

The Fund’s Adviser or the Distributor may provide additional cash or non-cash compensation to third parties selling our mutual funds including affiliated companies. This may take the form of cash incentives and non-cash compensation and may include, but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events; payment for travel expenses (including meals and lodging) to pre-approved training and education seminars; and payment for advertising and sales campaigns. The Distributor may also pay concessions in addition to those described above to broker-dealers so that ING mutual funds are made available by that broker-dealer for their customers. The Sub-Adviser of the Fund may contribute to non-cash compensation arrangements.

Not all mutual funds pay the same amount to the broker-dealers who sell their mutual funds. Broker-dealers can receive different payments based on the mutual funds they offer, the companies with whom they are doing business, and how much they sell. What these broker-dealers are paid also varies depending on the class of mutual fund you purchase.

The top 25 firms we paid to sell our mutual funds as of the end of the last calendar year are: A.G. Edwards a Division of Wachovia Securities LLC; Ameriprise Advisor Services, Inc.; Ameritrade, Inc.; Charles Schwab & Co., Inc.; Citigroup Global Markets, Inc.; Directed Services LLC; Financial Network Investment; First Clearing, LLC; ING DIRECT Securities, Inc.; ING Financial Advisors, LLC; ING Financial Partners, Inc.; ING Life Insurance and Annuity Co.; Linsco Private Ledger Financial Corp.; Merrill Lynch Pierce Fenner & Smith; Morgan Stanley & Co., Inc.; National Financial Services Corp.; Oppenheimer & Co.; Pershing, LLC; Primevest Financial Services, Inc.; Prudential Investment Management Services; Raymond James Associates, Inc.; Raymond James Financial Services; RBC Capital Markets Corp.; UBS Financial Services, Inc.; and Wells Fargo Investments.

Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive. Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.

Sales Charge Calculation — Class A, Class B and Class C

Class A Shares: Initial Sales Charge Alternative(1)(2)

Class A shares of the Fund are sold subject to the following sales charge:

Your Investment	As a % of the Offering Price(3)	As a % of net amount invested
Less than $50,000	5.75%	6.10%
$50,000 – $99,999	4.50%	4.71%
$100,000 – $249,999	3.50%	3.63%
$250,000 – $499,999	2.50%	2.56%
$500,000 – $999,999	2.00%	2.04%
$1,000,000 and over	See below

(1)	Shareholders that purchased funds that were a part of the Lexington family of funds at the time of purchase are not subject to sales charges for the life of their account.
(2)	Shareholders that purchased funds that were a part of the Aetna family of funds prior to February 2, 1998 at the time of purchase are not subject to sales charges for the life of their account.
(3)	The term “offering price” includes the front-end sales charge.

Investment of $1 Million of More. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more.  However, except as described below, the shares will be subject to a CDSC if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

Your Investment	CDSC	Period During Which CDSC Applies
$1,000,000 - $2,499,999	1.00%	2 years
$2,500,000 - $4,999,999	0.50%	1 year
$5,000,000 and over	0.25%	1 year

Class B Shares: Deferred Sales Charge

Class B shares are offered at their NAV per share without any initial sales charge.  However, you may be charged a CDSC on shares that you sell within a certain period of time after you bought them.  The amount of the CDSC is based on the lesser of the NAV of the shares at the time of purchase or redemption. The CDSCs are as follows:

Year of Redemption After Purchase	CDSC
First	5.00%
Second	4.00%
Third	3.00%
Fourth	3.00%
Fifth	2.00%
Sixth	1.00%
After Sixth Year	None

Class B shares will automatically convert into Class A shares eight years after purchase. Class B shares of the Fund issued in connection with the Reorganization will convert to Class A shares eight years after the purchase of the original shares of International Growth Opportunities Fund.  Class B shares acquired initially through funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will convert after seven years from the date of original purchase.  For additional information on the CDSC and the conversion of Class B, see the Fund’s SAI.

Class C Shares: Deferred Sales Charge

Class C shares are offered at their NAV per share without any initial sales charge.  However, you may be charged a CDSC on shares that you sell within a certain period of time after you bought them.  The amount of the CDSC is based on the lesser of the NAV of the shares at the time of purchase or redemption. The CDSCs are as follows:

Years After Purchase	CDSC on Shares Being Sold
1st Year	1.00%
After 1st Year	None

To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund will first redeem shares in your account that are not subject to a CDSC, and then will sell shares that have the lowest CDSC.

There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions.

Sales Charge Reductions and Waivers — Class A, Class B and Class C

Reduced or Waived Front-End Sales Charges.  You may reduce the initial sales charge on a purchase of Class A shares of the Fund by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:

•  Letter of Intent — lets you purchase shares over a 13-month period and pay the same sales charge as if the shares had all been purchased at once.

•  Rights of Accumulation — lets you add the value of shares of any open-end ING Fund (excluding ING Money Market Fund and ING Classic Money Market Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge.

•  Combination Privilege — shares held by investors in the ING Funds that impose a CDSC may be combined with Class A shares for a reduced sales charge.

In addition, certain investors may be eligible for special purchases of Class A shares at NAV.  This may be done by:

•  Reinstatement Privilege — if you sell Class A shares of the Fund (or shares of other ING Funds managed by ING Investments, LLC) and reinvest any of the proceeds in Class A shares of another ING Fund within 90 days; or

•  Purchases by Certain Accounts — Class A shares may be purchased at NAV by certain fee-based programs offered through selected registered investment advisers, broker dealers and other financial intermediaries.

See the Account Application or the Fund’s SAI for details, or contact your investment professional or a Shareholder Services Representative for more information.

CDSC Waivers.  If you notify the Fund’s transfer agent (“Transfer Agent”) at the time of redemption, the CDSC for each class will be waived in the following cases:

•  Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability.  The waiver is available only for shares held at the time of death or initial determination of permanent disability.

•  For Class B and Class C shares, redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder’s account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

•  Mandatory distributions from an employer sponsored tax-deferred retirement plan or an Individual Retirement Account. However, if you purchased shares that were part of the Nicholas-Applegate Mutual Funds, you may be eligible for a CDSC waiver prior to the mandatory distribution age.

•  Reinvestment of dividends and capital gains distributions.

If you think you may be eligible for a CDSC waiver, contact your investment professional or a Shareholder Services Representative.

Reinstatement Privilege.  If you sell Class A, Class B or Class C shares of the Fund, you may be eligible for a full or prorated credit of the CDSC paid on the sale when you make an investment up to the amount redeemed in the same share class within 90 days of the eligible sale.  Reinstated Class B and Class C shares will retain their original cost and purchase dates for purposes of the CDSC.  This privilege can be used only once per calendar year.  If you want to use the Reinstatement Privilege, contact your investment professional or a Shareholder Services Representative, or see the Fund’s SAI for more information.

Purchase of Shares

The minimum initial investment amounts for Class A, Class B and Class C of the Fund are as follows: (i) non-retirement accounts: $1,000; (ii) retirement accounts: $250; (iii) Pre-Authorized Investment Plan: $1,000 to open; you must invest at least $100 a month; and (iv) certain omnibus accounts (accounts of investors who purchase fund shares through certain financial intermediaries where the share holdings are held in the name of the financial intermediary): $250.

The minimum initial investment for Class I shares of the Fund is $250,000. Class I shares are available only to (i) qualified retirement plans such as 401(a), 401(k) or other defined contribution plans and defined benefit plans; (ii) insurance companies and foundations investing for their own account; (iii) wrap programs offered by broker-dealers and financial institutions; (iv) accounts of or managed by trust departments; (v) retirement plans affiliated with ING Groep N.V.; (vi) ING Groep N.V. affiliates for purposes of corporate cash management; and (vii) by other ING Funds in the ING Family of Funds.

The minimum initial investment for Class Q shares of the Fund is $100,000. Class Q shares are offered at NAV without a sales charge to: (i) qualified retirement plans such as 401(a), 401(k) or other defined contribution plans and defined benefit plans; (ii) insurance companies and foundations investing for their own account; (iii) wrap programs offered by broker-dealers and financial institutions; (iv) accounts of or managed by trust departments; (v) retirement plans affiliated with ING Groep N.V.; (vi) ING Groep N.V. affiliates for purposes of corporate cash management; and (vii) by other ING Funds in the ING Family of Funds.

There are no investment minimums for any subsequent purchases.  Shareholders can make investment using the methods outlined in the table below.

Method	Initial Investment	Additional Investment
By Contacting Your Investment Professional	An investment professional with an authorized firm can help you establish and maintain your account.	Visit or consult an investment professional.

By Mail

Visit or consult an investment professional. Make your check payable to the ING Funds and mail it, along with a completed Account Application. Please indicate your investment professional on the New Account Application.

Fill out the Account Additions form included on the bottom of your account statement along with your check payable to the ING Funds and mail them to the address on the account statement. Remember to write your account number on the check.

By Wire

Call the ING Operations Department at (800) 922-0180 and select Option 4 to obtain an account number and indicate your investment professional on the account.

Instruct your bank to wire funds to the Fund in the care of:

State Street Bank and Trust Company

ABA # 011000028

Boston, MA

credit to:                        (the Fund)

Wire the funds in the same manner described under “Initial Investment.”

A/C #75000216; for further credit to Shareholder A/C #                          (A/C # you received over the telephone)

Shareholder Name: (Your Name Here)

After wiring funds you must complete the Account Application and send it to:

ING Funds

P.O. Box 219368

Kansas City, MO

64121-9368

More information regarding sales charges and applicable breakpoints may be found on the Fund’s website by going to www.ingfunds.com, clicking on the “Forms & Literature” link, and then using the “Shareholder Guides” link found under the “Prospectus & Reports” section and selecting the appropriate fund link.  Please review the disclosure about all of the available classes carefully. Before investing, you should discuss which share class may be right for you with your investment professional and review the prospectus for that share class.

The Fund and the Distributor reserve the right to reject any purchase order.  Please note that cash, travelers checks, third-party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted.  The Fund and the Distributor reserve the right to waive minimum investment amounts.  Waiver of the minimum investment amount can increase operating expenses of the Fund.  The Fund and the Distributor reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000 ($250 for IRAs) for Class A, Class B or Class C, $250,000 for Class I or $100,000 for Class Q.

Customer Identification

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: the Fund, the Distributor, or a third-party selling you the Fund must obtain the following information for each person that opens an account:

•  Name;

•  Date of birth (for individuals);

•  Physical residential address (although post office boxes are still permitted for mailing); and

•  Social security number, taxpayer identification number, or other identifying number.

You may also be asked to show your driver’s license, passport or other identifying documents in order to verify your identity.  In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database.  Additional information may be required to open accounts for corporations and other non-natural persons.

FEDERAL LAW PROHIBITS THE FUND, THE DISTRIBUTOR AND OTHER FINANCIAL INSTITUTIONS FROM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE. THEY ALSO MAY BE REQUIRED TO CLOSE YOUR ACCOUNT IF THEY ARE UNABLE TO VERIFY YOUR IDENTITY WITHIN A REASONABLE TIME.

Frequent Trading — Market Timing

The Fund believes that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in its best interest or that of its shareholders. Due to the disruptive nature of this activity, it can adversely affect the ability of the Adviser or Sub-Adviser to invest assets in an orderly, efficient manner. Frequent trading can raise Fund expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs. This in turn can have an adverse affect on Fund performance.

Funds that invest in foreign securities, of which the Fund is one, may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Fund’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in funds which do not invest in foreign securities. For example, if trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Fund has adopted fair valuation policies and procedures intended to reduce its exposure to price arbitrage, stale pricing and other potential pricing discrepancies. Currently Interactive Data Pricing and Reference Data, Inc. provides such services to the Fund. However, to the extent that the Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Fund’s shares which negatively affects long-term shareholders.

The Fund’s Board of Trustees (“Board”) has adopted policies and procedures designed to deter frequent, short-term trading in shares of the Fund. In general, shareholders may make exchanges among their accounts with ING Funds once every (30) days. However, the Fund prohibits frequent trading. The Fund has defined frequent trading as follows:

•                  Any shareholder or financial adviser initiated exchanges among all their accounts with the Fund within thirty (30) calendar days of a previous exchange. All exchanges occurring on the same day for all accounts (individual, IRA, 401(k), etc.) beneficially owned by the same shareholder will be treated as a single transaction for purposes of this policy;

•                  Trading deemed harmful or excessive by the Fund (including but not limited to patterns of purchases and redemptions), in their sole discretion; and

•                  Trades initiated by financial advisers, among multiple shareholder accounts, that in the aggregate are deemed harmful or excessive.

The following transactions are excluded when determining whether trading activity is excessive:

•                  Purchases and sales of Fund shares in the amount of $5,000 or less;

•                  Transfers associated with systematic purchases or redemptions;

•                  Purchases and sales of funds that affirmatively permit short-term trading;

•                  Rebalancing to facilitate fund-of-fund arrangements or the Funds’ systematic exchange privileges;

•                  Purchases or sales initiated by ING Funds; and

•                  Transactions subject to the trading policy of an intermediary that the Fund deems materially similar to the ING Funds’ policy.

Please note that while money market funds permit short-term trading, an exchange between a money market fund and another fund that does not permit short-term trading will count as an exchange for purposes of this policy.

If a violation of the policy is identified, the following action will be taken:

•                  Upon the first violation of this policy in a calendar year, purchase and exchange privileges shall be suspended for ninety (90) days. For example, if an exchange is initiated on February 1st, and a second exchange is initiated on February 15th, trading privileges shall be suspended for ninety (90) days from February 1st. Upon a second violation in a calendar year, purchase and exchange privileges shall be suspended for one hundred eighty (180) days.

No purchases or exchanges will be permitted in the account and all related accounts bearing the same tax ID or equivalent identifier.

On the next business day following the end of the ninety (90) or one hundred eighty (180) day suspension any trading restrictions placed on the account(s) shall be removed.

The Fund reserves the right to modify this policy at any time without prior notice.

Although the restrictions described above are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in the Fund will occur. Moreover, in enforcing such restrictions, the Fund is often required to make decisions that are inherently subjective. The Fund strives to make these decisions to the best of its abilities in a manner that it believes is in the best interest of shareholders.

Shareholders may invest in the Fund through omnibus account arrangements with financial intermediaries. Omnibus accounts permit intermediaries to aggregate their clients’ transactions and in these circumstances, the identity of the shareholder is often unknown. Such intermediaries include broker-dealers, banks, investment advisers, record keepers, retirement plans, and fee-based accounts such as wrap fee programs. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Fund’s administrator now has agreements in place with intermediaries which require such intermediaries to provide detailed account information, including trading history, upon request of the Fund. There is no assurance that the Fund’s administrator will request such information with sufficient frequency to detect or deter excessive trading or that review of such information will be sufficient to detect or deter excessive trading in omnibus accounts effectively.

In some cases, the Fund will rely on the intermediaries’ excessive trading policies and such policies shall define the trading activity in which the shareholder may engage. This shall be the case where the Fund is used in certain retirement plans offered by affiliates. With trading information received as a result of the agreements, the Fund may make a determination that certain trading activity is harmful to the Fund and its shareholders even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Fund may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary.

Retirement Plans

The Fund has available prototype qualified retirement plans for both corporations and for self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations.  State Street Bank and Trust Company (“SSB”) acts as the custodian under these plans. For further information, contact a Shareholder Services Representative at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.

How to Redeem Shares

Shares of the Fund will be redeemed at the NAV (less any applicable CDSC and/or federal income tax withholding) next determined after receipt of a redemption request in good form on any day the New York Stock Exchange is open for business.  Under unusual circumstances, the Fund may suspend the right of redemption as allowed by federal securities laws.

Redemption of Shares

You may redeem shares by using the methods outlined in the table below.

Method	Procedures

By Contacting Your Investment Professional

You may redeem shares by contacting your investment professional. Investment professionals may charge for their services in connection with your redemption request, but neither the Fund nor the Distributor imposes any such charge.

By Mail

Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:

ING Funds

P.O. Box 219368

Kansas City, MO 64121-9368

If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.

By Telephone—Expedited Redemption

You may redeem shares by telephone on all accounts other than retirement accounts, unless you check the box on the Account Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call the Shareholder Services Representative at (800) 992-0180.

Receiving Proceeds By Check:

You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with ING Funds for at least 30 days.

Receiving Proceeds By Wire:

You may have redemption proceeds (subject to a minimum of $5,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the business day following receipt of your

Method	Procedures

instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone.

Systematic Withdrawal Plan

You may elect to make periodic withdrawals from your account on a regular basis.  Your Class A, Class B or Class C account must have a current value of at least $10,000 and minimum withdrawal amount is $100.  Your account must have a current value of at least $250,000 for Class I shares or $100,000 for Class Q shares. The minimum withdrawal amount for Class I or Class Q is $1,000.  You may choose from monthly, quarterly, semi-annual or annual payments.  For additional information, contact a Shareholder Services Representative, or refer to the Account Application or the SAI of the Fund.

Payments

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order.  The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the Security and Exchange Commission (the “SEC”).  When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined NAV, but the Fund will not release the proceeds until your purchase payment clears.  This may take up to 15 days or more.  To reduce such delay, purchases should be made by bank wire or federal funds.

The Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price.  In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.  An investor may incur brokerage costs in converting such securities to cash.

Net Asset Value

The NAV per share of each class of the Fund is determined each business day as of the close of regular trading (“Market Close”) on the NYSE (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE).  The Fund is open for business every day the NYSE is open.  The NYSE is closed on all weekends and on national holidays and Good Friday.  The Fund’s shares will not be priced on those days.  The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable.  Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.  Securities prices may be obtained from automated pricing services.  Shares of investment companies held by the Fund will generally be valued at the latest NAV reported by that investment company.  The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open.  Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Fund’s NAV is not calculated.  As a result, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

When market quotations are not available or are deemed unreliable, the Fund will use a fair value for the security that is determined in accordance with procedures adopted by the Fund’s Board.  The types of securities for which such fair value pricing might be required include, but are not limited to:

•                  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•                  Securities of an issuer that has entered into a restructuring;

•                  Securities whose trading has been halted or suspended;

•                  Fixed-income securities that have gone into default and for which there is no current market value quotation; and

•                  Securities that are restricted as to transfer or resale.

The Fund or the Adviser may rely on the recommendations of a fair value pricing service approved by the Board in valuing foreign securities.  Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.  The Adviser makes such determinations in good faith in accordance with procedures adopted by the Board.  Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.  There can be no assurance that the Fund could obtain fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

Price of Shares

When you buy shares, you pay the NAV plus any applicable sales charge.  When you sell shares, you receive the NAV minus any applicable CDSC.  Exchange orders are effected at NAV.

Execution of Requests

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor.  A purchase order will be deemed to be in proper form when all of the required steps set forth above under “How to Purchase Shares” have been completed.  If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received.

If you purchase by wire, you must submit an application form in a timely fashion.  If an order or payment by wire is received after Market Close, the shares will not be credited until the next business day.  For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before Market Close and promptly transmit the order to the Transfer Agent or the Distributor.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account.  You may rely on these confirmations in lieu of certificates as evidence of your ownership.  Certificates representing shares of the Fund will not be issued unless you request them in writing.

Telephone Orders

The Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine.  The Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine.  These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions.  If the Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

Exchanges

You may exchange shares of the Fund for shares of the same class of any other ING Fund, except for ING Corporate Leaders Trust Fund, without paying any additional sales charge, except that Class A shares of the ING Money Market Fund and ING Classic Money Market Fund, for which no sales charge was paid, you must pay the applicable sales load on an exchange into Class A shares of another Fund. Shares subject to a CDSC will continue to age from the date that the original shares were purchased. If you exchange shares of an ING Fund that at the time you acquired the shares was a

Nicholas-Applegate Mutual Fund, the shares you receive on the exchange will be subject to the current CDSC structure and conversion rights of the Fund being acquired, although the shares will continue to age for CDSC and conversion purposes from the date the original shares were acquired.

The total value of shares being exchanged must at least equal the minimum investment requirement of the ING Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes.

If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for ING Senior Income Fund’s shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, ING Senior Income Fund will normally make monthly repurchase offers for not less than 5% of its outstanding common shares. If more than 5% of ING Senior Income Fund’s common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege into ING Senior Income Fund should carefully review the prospectus of that Fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180 or by going to www.ingfunds.com.

In addition to the Fund available in this Proxy Statement/Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund before exchanging their shares. For a list of the other funds offered by the Distributor, please see the inside back cover of this Proxy Statement/Prospectus. Investors may obtain a copy of a prospectus of any ING Fund by calling (800) 992-0180 or by going to www.ingfunds.com.

You will automatically have the ability to request an exchange by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege.  The Fund may change or cancel its exchange policies at any time, upon 60 days’ prior written notice to shareholders.

CDSC on Exchange into ING Senior Income Fund

You are not required to pay an applicable CDSC upon an exchange from the Fund into ING Senior Income Fund. However, if you exchange into ING Senior Income Fund and subsequently offer your common shares for repurchase by that fund, International Capital Appreciation Fund’s CDSC will apply. After an exchange into ING Senior Income Fund, the time period for application of the CDSC will be calculated based on the first date you acquired your shares in International Capital Appreciation Fund.

Systematic Exchange Privilege — Class A, Class B, Class C and Non-Retirement Class Q

With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING fund, except for ING Corporate Leaders Trust Fund.  This exchange privilege may be modified at any time or terminated upon 60 days’ prior written notice to shareholders.

Small Accounts

Due to the relatively high cost of handling small investments, the Fund reserves the right upon 30 days’ prior written notice to redeem, at NAV (less any applicable deferred sales charge), the shares of any shareholder whose account (except for IRAs) has a total value that is less than the Fund minimum.  Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to the minimum before the redemption is processed.  Your account will not be closed if its drop in value is due to Fund performance.

Account Access

Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1.  Should you wish to speak with a Shareholder Services Representative, you may call the toll-free number listed above and select Option 2.

Privacy Policy

The Fund has adopted a policy concerning investor privacy.  To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, or obtain a policy over the internet at www.ingfunds.com.

Householding

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts.  If you are a shareholder and wish to receive individual copies of these documents, please call us at (800) 992-0180 or speak to your investment professional.  We will begin sending you individual copies thirty days after receiving your request.

Portfolio Holdings Disclosure Policy

A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in its SAI. The Fund posts its portfolio holdings schedule on its website on a calendar-quarter basis. The portfolio holdings schedule is available on the ING Funds’ website 30 calendar days following the end of the previous calendar quarter. The portfolio holdings schedule is as of the last day of the preceding calendar quarter (e.g., each Fund will post the quarter ending June 30 holdings on July 31). The Fund’s portfolio holdings schedule will, at a minimum, remain available on the Fund’s website until it files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.  The Fund’s website is located at www.ingfunds.com.

Management of the Fund

Investment Adviser

ING Investments, LLC (as previously defined, the “Adviser”), an Arizona limited liability company, serves as the investment adviser to the Fund.  ING Investments has overall responsibility for the management of the Fund.  ING Investments provides or oversees all investment advisory and portfolio management services for the Fund.

ING Investments is registered with the SEC as an investment adviser.  ING Investments is an indirect, wholly-owned subsidiary of ING Groep.  ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries.  With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.  ING Investments became an investment management firm in April 1995.

As of December 31, 2008, ING Investments managed approximately $35.7 billion in assets.  The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of the Fund. The aggregate annual management fees paid by the Fund for the most recent fiscal year was approximately 0.85% of the Fund’s average daily net assets.  For more information regarding the Board’s approval of the investment advisory and investment sub-advisory relationships, please refer to the Fund’s semi-annual shareholder report dated April 30, 2009.

Sub-Adviser

ING Investments has engaged a sub-adviser to provide the day-to-day management of the Fund. ING Investments acts as a “manager-of-managers” for the Fund. ING Investments delegates to the sub-adviser of the Fund the responsibility for investment management, subject to ING Investments’ oversight. ING Investments is responsible for monitoring the investment program and performance of the sub-adviser of the Fund.

From time to time, ING Investments may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Fund’s Board.  It is not expected that ING Investments would normally recommend replacement of an affiliated sub-adviser as part of its oversight responsibilities. The Fund and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the Fund’s Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-advisers as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Fund’s shareholders.  The Fund will notify shareholders of any change in the identity of its sub-adviser or the addition of a sub-adviser to the Fund.  In this event, the name of the Fund and its investment strategies may also change.

Under the terms of a sub-advisory agreement, an agreement can be terminated by either ING Investments or the Fund’s Board.  In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Fund.

Hansberger Global Investors, Inc. (“Hansberger” or “Sub-Adviser”) serves as the sub-adviser to the Fund. Hansberger, a subsidiary of Natixis Global Asset Management, L.P., with its principal offices located at 401 East Las Olas Blvd., Suite 1700, Fort Lauderdale, FL 33301, conducts worldwide portfolio management services to customers in the United States and abroad. As of December 30, 2008, HGI had approximately $5 billion in assets under management. . Hansberger is responsible for managing the assets of the Fund in accordance with the Fund’s investment objective and policies, subject to oversight by ING Investments and the Fund’s Board.

The following individuals jointly share responsibility for the day-to-day management of the Fund and have co-managed the Fund since December 2005. However, as the team leader, Mr. Tibbles has veto power over all buy and sell decisions. All team members are responsible for research coverage which is assigned by global industry sectors, recommending stocks and recommending subsequent buy and sell decisions:

Thomas R.H. Tibbles, CIO-Growth Team, CFA, joined Hansberger in 1999 and serves as Managing Director of Canada. Prior to joining Hansberger, he was head of the Global Equity Team at Indago Capital Management in Toronto, which was an affiliate of Canada Life. Mr. Tibbles began his career in the investment industry in 1986 and he is a CFA Charterholder.

Barry A. Lockhart, CFA, joined Hansberger in 1999 and serves as Deputy Managing Director of Canada. Prior to joining Hansberger, he was a portfolio manager of foreign equity securities for Indago Capital Management. Mr. Lockhart began his career in the investment industry in 1989 and he is a CFA Charterholder.

Trevor Graham, CFA, joined Hansberger in 2004 and serves as Senior Vice President, Research. Prior to joining Hansberger, Mr. Graham maintained several different positions, including portfolio management and fundamental analyst for Phillips, Hager & North Investment Management Ltd., where he was mployed from 1996 to 2004. He is a CFA Charterholder.

Patrick Tan, Senior Vice President, Research, joined Hansberger in 1999. Prior to joining Hansberger, Mr. Tan was an Analyst at Indago Capital Management in Toronto, an affiliate of Canada Life from July 1997 to March 1999. He has more than six years of investment related experience.

Additional Information Regarding Portfolio Managers.  The Fund’s SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Dividends, Distributions and Taxes

The Fund generally distributes most or all of its net earnings in the form of dividends and capital gain distributions. Distributions are normally expected to consist primarily of capital gains.  The Fund pays dividends and capital gains, if any, annually.

Unless you instruct the Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on shares of the Fund invested in another ING Fund that offers the same class of shares.

The following information is meant as a general summary for U.S. shareholders. Please see the Fund’s SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund will distribute all, or substantially all, of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gain. Except as described below, it generally does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate. Dividends attributable to interest are not eligible for the reductions in rates described below.

Current tax law (which is currently scheduled to apply through 2010) generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. Although these rate reductions do not apply to corporate taxpayers, such taxpayers may be entitled to a corporate dividends received deduction with respect to their share of eligible domestic corporate dividends received by the Fund. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

•                  Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

•                  Note that distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

•                  A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

•                  Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

•                  The maximum 15% tax rate for individual taxpayers on long-term capital gains and qualifying dividends is currently scheduled to apply through 2010. In the absence of further Congressional action, for the calendar years after 2010, the maximum rate on long-term capital gains for individual taxpayers would increase to 20% and income from dividends would be taxed at the rates applicable to ordinary income.

•                  Distributions of certain long-term gains from depreciable real estate are taxed at a minimum rate of 25%.

Dividends declared by the Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you buy shares of the Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.”

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you have held those shares. If you exchange shares, you may be treated as if you sold them. If your tax basis in your shares exceeds the amount of proceeds you receive from a sale, exchange or redemption of shares, you will recognize a taxable loss on the sale of shares of the Fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale, redemption or exchange of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the current rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to treat a proportionate amount of certain foreign taxes paid by it as a distribution to each shareholder which would permit each shareholder (1) to credit this amount or (2) to deduct this amount for purposes of computing its U.S. federal income tax liability. The Fund will notify you if it makes this election.

Please see the Fund’s SAI for further information regarding tax matters.

FINANCIAL HIGHLIGHTS

The information in the table below has been derived from ING International Capital Appreciation Fund’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

ING INTERNATIONAL CAPITAL APPRECIATION FUND	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A				Class B
	Year Ended October 31,			December 21, 2005(1) to October 31,	Year Ended October 31,		January 9, 2006(1) to October 31,
	2008	2007		2006	2008	2007	2006
Per Share Operating Performance:
Net asset value, beginning of period	$14.86	11.39		10.00	14.67	11.33	10.42
Income (loss) from investment operations:
Net investment income (loss)	$0.12	0.01	*	0.04	(0.01)*	(0.09)	(0.04	)*
Net realized and unrealized gain (loss) on investments	$(7.64)	3.76		1.35	(7.47)	3.71	0.95
Total from investment operations	$(7.52)	3.77		1.39	(7.48)	3.62	0.91
Less distributions from:
Net investment income	$0.14	0.05		—	0.11	0.03	—
Net realized gains on investments	$0.50	0.25		—	0.50	0.25	—
Total distributions	$0.64	0.30		—	0.61	0.28	—
Net asset value, end of period	$6.70	14.86		11.39	6.58	14.67	11.33
Total Return(2)%	(52.69)	33.89		13.90	(53.01)	32.67	8.73
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,612	4,592		3,677	278	943	66
Ratios to average net assets:
Gross expenses prior to expense waiver/recoupment and brokerage commission recapture(3)%	1.41	1.48		1.84	2.16	2.23	2.59
Net expenses after expense waiver/recoupment and prior to brokerage commission recapture(3)(4)%	1.46	1.50		1.50	2.21	2.25	2.25
Net expenses after expense waiver/recoupment and brokerage commission recapture(3)(4)%	1.46	1.50		1.50	2.21	2.25	2.25
Net investment income (loss) after expense waiver/recoupment and brokerage commission recapture(3)(4)%	0.73	0.08		0.32	(0.11)	(0.88)	(0.43)
Portfolio turnover rate %	83	71		91	83	71	91

	Class C				Class I
				January 24,				December 21,
	Year Ended			2006(1) to	Year Ended			2005(1) to
	October 31,			October 31,	October 31,			October 31,
	2008		2007	2006	2008	2007		2006
Per Share Operating Performance:
Net asset value, beginning of period	$14.71		11.35	10.28	14.90	11.43		10.00
Income (loss) from investment operations:
Net investment income (loss)	$0.00	*,**	(0.12)	(0.03)	0.17	0.06	*	0.02
Net realized and unrealized gain (loss) on investments	$(7.50)		3.73	1.10	(7.67)	3.75		1.41
Total from investment operations	$(7.50)		3.61	1.07	(7.50)	3.81		1.43
Less distributions from:
Net investment income	$0.11		0.00 **	—	0.17	0.09		—
Net realized gains on investments	$0.50		0.25	—	0.50	0.25		—
Total distributions	$0.61		0.25	—	0.67	0.34		—
Net asset value, end of period	$6.60		14.71	11.35	6.73	14.90		11.43
Total Return(2)%	(52.99)		32.45	10.41	(52.48)	34.14		14.30
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$354		971	65	47,918	140,901		47,200
Ratios to average net assets:
Gross expenses prior to expense waiver/recoupment and brokerage commission recapture(3)%	2.16		2.23	2.59	1.08	1.13		1.56
Net expenses after expense waiver/recoupment and prior to brokerage commission recapture (3)(4)%	2.21		2.25	2.25	1.13	1.15		1.22
Net expenses after expense waiver/recoupment and brokerage commission recapture(3)(4)%	2.21		2.25	2.25	1.13	1.15		1.22
Net investment income (loss) after expense waiver/recoupment and brokerage commission recapture(3)(4)%	0.01		(0.97)	(0.50)	1.09	0.47		0.39
Portfolio turnover rate %	83		71	91	83	71		91

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.
**	Amount is less than $0.005.

(This page intentionally left blank)

APPENDIX D

Principal Executive Officers of Hansberger Global Investors, Inc.

401 East Las Olas Blvd., Suite 1700

Fort Lauderdale, FL 33301

Name and Title

Ronald W. Holt – President and Chief Executive Officer

Thomas R.H. Tibbles – Chief investment Officer

Lauretta A. Reeves – Co-Chief Investment Officer

David S. Lemanski – Chief Administrative Officer

Susan H. Moore-Wester – Chief Compliance Officer

Byron F. Bowman – Secretary

Beverley Hendry – Chief Operating Officer

Principal Executive Officers of ING Investments, LLC

7337 E. Doubletree Ranch Road

Scottsdale, Arizona 85258

Name and Title

Shaun P. Mathews – President and Chief Executive Officer

Michael J. Roland – Executive Vice President

Stanley D. Vyner – Executive Vice President and Chief Investment Risk Officer

Kimberly A. Anderson – Senior Vice President and Assistant Secretary

Lydia L. Homer – Senior Vice President, Chief Financial Officer and Treasurer

Todd Modic – Senior Vice President

Ernest J. C’Debaca – Senior Vice President and Chief Compliance Officer

Huey P. Falgout, Jr. - Secretary

Principal Executive Officers of ING Mutual Funds

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Name and Title

Shaun Mathews – President and Chief Executive Officer

Joseph M. O’Donnell – Executive Vice President and Chief Compliance Officer

Michael J. Roland – Executive Vice President

Todd Modic – Senior Vice President, Chief Financial Officer and Assistant Secretary

Stanley D. Vyner – Executive Vice President

Kimberly A. Anderson – Senior Vice President

Robert Terris – Senior Vice President

Ernest J. C’Debaca – Senior Vice President

Huey P. Falgout, Jr. – Secretary
Robyn L. Ichilov – Vice President and Treasurer

D-1

APPENDIX E

ADVISORY FEE RATE OF A FUND WITH A SIMILAR INVESTMENT OBJECTIVE
SUB-ADVISED BY HANSBERGER

The following table sets forth the name of other investment companies, with investment objectives similar to International Growth Opportunities Fund, for which Hansberger acts as an investment sub-adviser, the annual rate of compensation and the net assets of the investment companies.

Fund	Net Assets	Annual compensation (as a percentage of average daily net assets) (%)

ING International Capital Appreciation Fund	$44 million	0.45% on the first $500 million of the Fund’s average daily net assets; 0.40% on the next $500 million of the Fund’s average daily net assets; and 0.35% thereafter

E-1

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APPENDIX F

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

The following tables provide information about the persons or entities who, to the knowledge of each Fund, owned beneficially or of record 5% or more of any class of that Fund’s outstanding shares as of May 1, 2009:

ING International Growth Opportunities Fund

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
Prudential Investment Management Services LLC FBO Mutual Fund Clients Attn Pruchoice Unit 194 Wood Ave S Iselin, NJ 08830-2710	16.4% Class A; Beneficial	7.5%	3.9%

Citigroup Global Markets, Inc. Attn Peter Booth 7th Floor 333 W 34th St New York, NY 10001-2402	8.5% Class B; 9.4% Class C; Beneficial	1.9%	1.0%

MLPF&S for the Sole Benefit of the Customers Attn Fund Administration 4800 Deer Lake Dr East 3rd Floor Jacksonville, FL 32246-6484	5.1% Class B; 42.4% Class C; Beneficial	5.9%	3.3%

ING National Trust 1 Orange St Hartford, CT 06106	87.6% Class Q; Beneficial	18.6%	9.7%

ING Life Insurance & Annuity Co Attn Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	10.3% Class Q; Beneficial	2.2%	1.1%

Reliance Trust Company Cust FBO ING Americas Deferred Comp Savings Plan PO Box 48529 Ste 200 Atlanta, GA 30362-1529	96.6% Class I; Beneficial	11.9%	6.2%

ING International Capital Appreciation Fund

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
MLPF&S for the Sole Benefit of the Customers Attn Fund Administration 4800 Deer Lake Dr East 3rd Floor Jacksonville, FL 32246-6484	28.7% Class A; 9.6% Class B; 19.8% Class C; Beneficial	0.5%	3.3%

First Clearing LLC Mimi B Timmons IRA FCC as Custodian 4426 Garfield St NW Washington, DC 20007-1142	11.1% Class A; Beneficial	0.1%	0.1%

Wells Fargo Investments LLC FBO Customer Accts Attn Mutual Fund Operations 625 Marquette Ave FL 13 Minneapolis, MN 55402-2323	8.7% Class A; Beneficial	0.1%	0.1%

RBC Capital Markets Corp FBO Jack Wigington Irene Wigington Tenant Common PO Box 727 Rifle, CO 81650-0727	7.0% Class A; Beneficial	0.1%	0.0%

Ridge Clearing and Outsourcing 2 Journal Sq. Plaza Jersey City, NJ 07306-4001	11.1% Class B; Beneficial	0.0%	0.0%

American Enterprise Investment Svcs PO Box 9446 Minneapolis, MN 55474-0001	9.0% Class B; Beneficial	0.0%	0.0%

First Clearing LLC Sanjeev Narula 16 Coachlamp Ln Darien, CT 06820-5219	7.0% Class B; Beneficial	0.0%	0.0%

First Clearing LLC V Renee Frederick R/O IRA FCC as Custodian 854 S Shores Rd Jacksonville, FL 32207-8751	6.3% Class B; Beneficial	0.0%	0.0%

PFPC Trust Co Cust FBO IRA R/O Kathleen D Rhrecker 207 Grand Blvd Massapequa Pk, NY 11762-2141	6.0% Class B; Beneficial	0.0%	0.0%

First Clearing LLC John H Isemann R/O IRA FCC as Custodian 11 Dogwood Dr Long Valley, NJ 07853-3308	5.6% Class B; Beneficial	0.0%	0.0%

Pershing LLC PO Box 2052 Jersey City, NJ 07303-2052	18.6% Class C; Beneficial	0.1%	0.1%

First Clearing LLC Sybil Florant IRA FCC as Custodian 963 Orgeon Ave Palo Alto, CA 94303-3501	11.5% Class C; Beneficial	0.1%	0.0%

RBC Capital Markets Corp FBO William M Bower 2372 Dennison Ln Boulder, CO 80305-5713	8.2% Class C; Beneficial	0.1%	0.0%

ING Diversified International Attn Carneen Stokes 7337 E Doubletree Ranch Rd Scottsdale, AZ 85258-2034	100.0% Class I; Beneficial	97.8%	46.7%

*              On a pro forma basis, assuming that the value of the shareholder’s interest in the Fund on the date of consummation of the Reorganization is the same as on May 1, 2009.

[INSERT ING LOGO & ADDRESS]

3 EASY WAYS TO VOTE YOUR PROXY

Vote by Phone: Call toll free 1-888-221-0697 and follow the recorded instructions.

Vote on the Internet: Log on to Proxyweb.com and follow the on-screen instructions.

Vote by Mail: Check the appropriate boxes on the reverse side of the Proxy Ballot, sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or internet, you do not need to return your Proxy Ballot.

ING MUTUAL FUNDS

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JULY 21, 2009

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

ING International Growth Opportunities Fund

The undersigned hereby instructs Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them (“Proxies”), with full power of substitution, to vote all shares of the above-referenced Fund (the “Fund”), which the undersigned is entitled to vote at the Special Meeting of shareholders of the Fund to be held at the offices of the Fund at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 on July 21, 2009 at 10:00a.m., Local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposals.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This Proxy Ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares you own.  If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSALS:

1.                           To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) by and between ING International Growth Opportunities Fund and ING International Capital Appreciation Fund, providing for the reorganization of ING International Growth Opportunities Fund with and into ING International Capital Appreciation Fund.

For ☐	Against ☐	Abstain ☐

2.                           Subject to shareholder approval of the Reorganization Agreement, to approve an investment sub-advisory agreement between ING Investments, LLC, ING International Growth Opportunities Fund’s investment adviser, and Hansberger Global Investors, Inc. (“Hansberger”), pursuant to which Hansberger would serve as the sub-adviser to ING International Growth Opportunities Fund during a transition period until the reorganization is consummated.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART B

ING MUTUAL FUNDS

Statement of Additional Information

June 10, 2009

Acquisition of the Assets and Liabilities of: ING International Growth Opportunities Fund (A Series of ING Mutual Funds) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034	By and in Exchange for Shares of: ING International Capital Appreciation Fund (A Series of ING Mutual Funds) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034

This Statement of Additional Information (“SAI”) of ING Mutual Funds (the “Trust”) is available to the shareholders of ING International Growth Opportunities Fund, a series of the Trust, in connection with a proposed transaction whereby all of the assets and known liabilities of ING International Growth Opportunities Fund will be transferred to ING International Capital Appreciation Fund, a separate series of the Trust, in exchange for shares of ING International Capital Appreciation Fund.

This SAI consists of: (i) this cover page; (ii) the accompanying Pro Forma Financial Statements; (iii) the Portfolio Managers’ Report for ING International Capital Appreciation Fund; and (iv) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.                         The SAI for ING International Growth Opportunities Fund and ING International Capital Appreciation Fund, dated February 27, 2009, as filed on February 26, 2009 (File No. 033-56094).

2.                         The Financial Statements of ING International Growth Opportunities Fund and ING International Capital Appreciation Fund included in the Annual Report dated October 31, 2008, as filed on January 7, 2009 and the Semi-Annual Report dated April 30, 2008, as filed on July 9, 2008 (File No. 811-07428).

This SAI is not a prospectus.  A Prospectus/Proxy Statement dated June 10, 2009, relating to the Reorganization of ING International Growth Opportunities Fund may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-992-0180.  This SAI should be read in conjunction with the Prospectus/Proxy.

PRO FORMA FINANCIAL STATEMENTS

In connection with a proposed transaction whereby all of the assets and known liabilities of ING International Growth Opportunities Fund will be transferred to ING International Capital Appreciation Fund, in exchange for shares of ING International Capital Appreciation Fund, shown below are financial statements for each Fund and Pro Forma Financial Statements for the combined Fund, assuming the Reorganization is consummated, as of October 31, 2008.  The first table presents Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the combined Fund.  The second table presents Statements of Operations for each Fund and estimated pro forma figures for the combined Fund.  The third table presents Portfolio of Investments for each Fund and estimated pro forma figures for the combined Fund.  The tables are followed by Notes to the Pro Forma Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES as of October 31, 2008 (Unaudited)

					Pro Forma
					Combined-ING
					International
	ING International	ING International			Capital
	Growth Opportunities	Capital Appreciation	Pro Forma		Appreciation
	Fund	Fund	Adjustments		Fund
ASSETS:
Investments in securities at value+*	$62,084,898	$49,964,322			$112,049,220
Short-term investments**	6,150,930	—	(6,150,930	)(A)	—
Foreign currencies at value***	295,949	(106,098)			189,851
Receivables:
Investment securities sold	983,219	964,530			1,947,749
Fund shares sold	84,482	12,484			96,966
Dividends and interest	334,624	226,393			561,017
Prepaid expenses	29,542	34,364			63,906
Total assets	69,963,644	51,095,995	(6,150,930)		114,908,709

LIABILITIES:
Payable for investment securities purchased	1,184	526,458			527,642
Payable for fund shares redeemed	138,696	64,127			202,823
Payable upon receipt of securities loaned	6,221,322	—	(6,221,322	)(A)	—
Payable to affiliates	84,436	45,793			130,229
Payable for custodian due to bank overdraft	235,954	(99,005)			136,949
Payable for directors fees	18,703	420			19,123
Other accrued expenses and liabilities	75,668	56,486	198,762	(A)	330,916
Payable for borrowings against line of credit	—	340,000			340,000
Total liabilities	6,775,963	934,279	(6,022,560)		1,686,882
NET ASSETS	$63,187,681	$50,161,716	$(128,370)		$113,221,827

NET ASSETS CONSIST OF:
Paid-in capital	$120,059,478	$93,443,806			$213,503,284
Undistributed net investment income	186,726	1,056,223	(128,370	)(A)	1,114,579
Accumulated net realized loss on investments and foreign currency related transactions	(5,056,803)	(9,838,467)			(14,895,270)
Net unrealized depreciation of investments and foreign currency related transactions	(52,001,720)	(34,499,846)			(86,501,566)
NET ASSETS	$63,187,681	$50,161,716	$(128,370)		$113,221,827

+Including securities loaned at value	$5,666,508	$—	(5,666,508	)(A)	$—
*Cost of investments in securities	$114,001,970	$84,454,490			$198,456,460
** Cost of short-term investments	$6,221,322	$—	(6,221,322	)(A)	$—
*** Cost of foreign currencies	$308,982	$(106,098)			$202,884

Class A:
Net Assets	$25,104,359	$1,612,429	$(63,496	)(A)	$26,653,292
Shares authorized	unlimited	unlimited			100,000,000
Par value	$—	$—			$0.001
Shares outstanding	4,264,349	240,482	(529,687	)(D)	3,975,144
Net asset value and redemption price per share	$5.89	$6.70			$6.70
Maximum offering price per share (5.75%) (B)	$6.25	$7.11			$7.11

Class B:
Net Assets	$4,475,757	$277,792	$(11,320	)(A)	$4,742,229
Shares authorized	unlimited	unlimited			200,000,000
Par value	$—	$—			$0.001
Shares outstanding	805,491	42,199	(127,005	)(D)	720,685
Net asset value and redemption price per share (C)	$5.56	$6.58			$6.58
Maximum offering price per share	$5.56	$6.58			$6.58

Class C:
Net Assets	$6,657,204	$353,676	$(16,838	)(A)	$6,994,042
Shares authorized	unlimited	unlimited			100,000,000
Par value	$—	$—			$0.001
Shares outstanding	1,195,934	53,609	(189,818	)(E)	1,059,725
Net asset value and redemption price per share (C)	$5.57	$6.60			$6.60
Maximum offering price per share	$5.57	$6.60			$6.60

Class I:
Net Assets	$16,963,877	$47,917,819	$(42,907	)(A)	$64,838,789
Shares authorized	unlimited	unlimited			100,000,000
Par value	$—	$—			$0.001
Shares outstanding	2,886,381	7,121,169	(372,121	)(D)	9,635,429
Net asset value and redemption price per share	$5.88	$6.73			$6.73
Maximum offering price per share	$5.88	$6.73			$6.73

Class Q:
Net Assets	$9,986,484	$7	$(25,259	)(A)	$9,961,225
Shares authorized	unlimited	unlimited			unlimited
Par value	$—	$—			$—
Shares outstanding	1,713,035	1	(227,391	)(D)	1,485,645
Net asset value and redemption price per share	$5.83	$6.70			$6.70
Maximum offering price per share	$5.83	$6.70			$6.70

(A)	Reflects one-time transaction costs of $128,370 or $0.01 per share.

(B)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
(C)	Redemption price per share may be reduced for any applicable contingent deferred sales charges.
(D)	Reflects new shares issued, net of retired shares of ING International Growth Opportunities Fund. Calculation: Net Assets ÷ NAV per share)

See Accompanying Notes to Financial Statements

1

STATEMENTS OF OPERATIONS for the year ended October 31, 2008 (Unaudited)

					Pro Forma
					Combined-ING
					International
	ING International	ING International			Capital
	Growth Opportunities	Capital Appreciation	Pro Forma		Appreciation
	Fund	Fund	Adjustments		Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$2,552,617	$2,586,595			$5,139,212
Interest	6,938	145,328			152,266
Securities lending income, net	46,577	—			46,577
Total investment income	2,606,132	2,731,923	—		5,338,055

EXPENSES:
Investment management fees	1,191,453	1,044,605	(178,708	)(A)	2,057,350
Distribution and service fees:
Class A	129,567	10,696			140,263
Class B	118,384	7,179			125,563
Class C	152,469	9,350			161,819
Class Q	59,725	—			59,725
Transfer agent fees:
Class A	64,882	3,623			68,505
Class B	14,907	614			15,521
Class C	19,092	790			19,882
Class I	2,023	3,596			5,619
Class Q	2,885	—			2,885
Administrative service fees	119,144	122,893			242,037
Shareholder reporting expense	115,460	12,807			128,267
Registration fees	63,914	59,224			123,138
Professional fees	30,016	14,238			44,254
Custody and accounting expense	83,594	58,190			141,784
Directors fees	3,827	2,230			6,057
Miscellaneous expense	13,800	4,966			18,766
Interest expense	5,772	3,370			9,142
Total expenses	2,190,914	1,358,371	(178,708)		3,370,577
Less:
Net waived and reimbursed/recouped fees	(31,854)	66,285	(121,020	)(A)	(86,589)
Brokerage commission recapture	—	(3,066)	—		(3,066)
Net expenses	2,159,060	1,421,590	(299,728)		3,280,922
Net investment income (loss)	447,072	1,310,333	299,728		2,057,133

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss on:
Investments (net of Indian capital gains tax withheld)**	(5,096,807)	(8,119,504)			(13,216,311)
Foreign currency related transactions	(112,209)	(240,497)			(352,706)
Net realized loss on investments and foreign currency related transactions	(5,209,016)	(8,360,001)			(13,569,017)
Net change in unrealized appreciation or depreciation:
Investments (net of Indian capital gains tax withheld)**	(77,305,228)	(62,260,229)			(139,565,457)
Foreign currency related transactions	(38,041)	(8,896)			(46,937)
Net change in unrealized appreciation or depreciation on investments and Foreign currency related transactions	(77,343,269)	(62,269,125)			(139,612,394)
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	(82,552,285)	(70,629,126)			(153,181,411)
Decrease in net assets resulting from operations	$(82,105,213)	$(69,318,793)	$299,728		$(151,124,278)

* Foreign taxes withheld	$225,550	$267,060	$—		$492,610
** Foreign tax on sale of Indian investments	$40,004	$—	$—		$40,004
(1) Dividends from affiliates	$89,024	$—	$—		$89,024

(A)	Reflects adjustment in expenses due to effects of new contractual rates.

See Accompanying Notes to Financial Statements

Portfolios of Investments as of October 31, 2008 (UNAUDITED):

			Pro Forma (Unaudited)							Pro Forma (Unaudited)
ING International Growth Opportunities Fund	ING International Capital Appreciation Fund	Adjustments	ING International Capital Appreciation Fund				ING International Growth Opportunities Fund	ING International Capital Appreciation Fund	Adjustments	ING International Capital Appreciation Fund
Shares							Value
COMMON STOCK: 99.0%
					Australia: 3.9%
—	42,188	52,422	94,610		BHP Billiton Ltd.		$—	$810,483	$1,007,094	$1,817,577
—	12,598	15,654	28,252		Rio Tinto Ltd.		—	651,730	809,830	1,461,560
—	17,922	22,270	40,192		Woodside Petroleum Ltd.		—	506,388	629,230	1,135,618
							—	1,968,601	2,446,154	4,414,755
					Austria: 1.1%
—	20,530	25,510	46,040		Erste Bank der Oesterreichischen Sparkassen AG		—	547,330	680,104	1,227,434
							—	547,330	680,104	1,227,434
					Belgium: 0.0%
56,675	—	(56,675)	—	L	InBev NV		2,285,882	—	(2,285,882)	—
							2,285,882	—	(2,285,882)	—
					Brazil: 4.4%
—	51,731	64,280	116,011		Banco Itau Holding Financeira SA ADR		—	572,145	710,939	1,283,084
—	58,217	72,340	130,557		Cia Vale do Rio Doce ADR		—	763,807	949,095	1,712,902
166,600	—	(166,600)	—	@	Cosan SA Industria e Comercio		821,273	—	(821,273)	—
40,300	32,343	(111)	72,532		Petroleo Brasileiro SA ADR		1,083,667	869,703	(2,987)	1,950,383
							1,904,940	2,205,655	835,774	4,946,369
					Canada: 7.5%
89,500	—	(89,500)	—		Barrick Gold Corp.		2,033,440	—	(2,033,440)	—
—	57,538	71,496	129,034		Cameco Corp.		—	933,266	1,159,662	2,092,928
32,400	—	(32,400)	—		EnCana Corp.		1,645,940	—	(1,645,940)	—
—	50,199	62,377	112,576		Manulife Financial Corp.		—	1,008,498	1,253,144	2,261,642
29,600	—	(29,600)	—	@, L	Research In Motion Ltd.		1,492,728	—	(1,492,728)	—
—	41,735	51,859	93,594		Rogers Communications, Inc.		—	1,211,570	1,505,478	2,717,048
—	26,606	33,060	59,666		Suncor Energy, Inc.		—	636,416	790,801	1,427,217
							5,172,108	3,789,750	(463,023)	8,498,835
					China: 5.2%
97,649	—	(97,649)	—	L	Aluminum Corp. of China Ltd. ADR		915,948	—	(915,948)	—
—	757,000	940,636	1,697,636		China Communications Construction Co., Ltd.		—	536,202	666,276	1,202,478
—	340,000	422,479	762,479		China Merchants Bank Co., Ltd.		—	520,896	647,257	1,168,153
—	54,452	67,661	122,113	@	Focus Media Holding Ltd. ADR		—	1,008,996	1,253,763	2,262,759
—	1,536,000	1,908,611	3,444,611	@	Foxconn International Holdings Ltd.		—	565,183	702,288	1,267,471
							915,948	2,631,277	2,353,636	5,900,861
					Denmark: 1.6%
—	19,118	23,756	42,874	@	Vestas Wind Systems A/S		—	783,074	973,036	1,756,110
							—	783,074	973,036	1,756,110
					Finland: 0.0%
150,350	—	(150,350)	—		Nokia OYJ		2,303,092	—	(2,303,092)	—
68,902	—	(68,902)	—		Outotec OYJ		920,852	—	(920,852)	—
							3,223,944	—	(3,223,944)	—
					France: 6.6%
—	13,919	17,296	31,215		Electricite de France		—	836,303	1,039,177	1,875,480
49,976	—	(49,976)	—	@	Eutelsat Communications		1,072,649	—	(1,072,649)	—
—	13,630	16,936	30,566		Groupe Danone		—	758,931	943,036	1,701,967
—	14,951	18,578	33,529		Iliad SA		—	1,182,431	1,469,271	2,651,702
—	8,063	10,019	18,082		LVMH Moet Hennessy Louis Vuitton SA		—	536,544	666,701	1,203,245
							1,072,649	3,314,209	3,045,536	7,432,394
					Germany: 7.0%
—	13,729	17,059	30,788		Adidas AG		—	470,140	584,189	1,054,329
46,442	—	(46,442)	—		Bayer AG		2,597,659	—	(2,597,659)	—
—	11,739	14,587	26,326		Deutsche Boerse AG		—	922,649	1,146,469	2,069,118
—	24,361	30,271	54,632		E.ON AG		—	932,316	1,158,482	2,090,798
90,965	—	(90,965)	—		GEA Group AG		1,310,887	—	(1,310,887)	—
—	17,957	22,313	40,270		SAP AG ADR		—	634,421	788,322	1,422,743
—	5,119	6,361	11,480		Wacker Chemie AG		—	557,006	692,127	1,249,133
							3,908,546	3,516,532	461,043	7,886,121
					Greece: 0.0%
52,860	—	(52,860)	—		National Bank of Greece SA		1,161,244	—	(1,161,244)	—
							1,161,244	—	(1,161,244)	—
					Hong Kong: 4.3%
—	1,786,000	2,219,257	4,005,257		Agile Property Holdings Ltd.		—	593,453	737,416	1,330,869
—	181,400	225,405	406,805		Esprit Holdings Ltd.		—	1,030,733	1,280,773	2,311,506
1,096,000	262,000	(770,443)	587,557		Li & Fung Ltd	.	2,199,689	525,838	(1,546,291)	1,179,236
1,731,000	—	(1,731,000)	—		New World Development Ltd.		1,440,943	—	(1,440,943)	—
							3,640,632	2,150,024	(969,045)	4,821,611

					India: 2.6%
—	9,153	11,373	20,526		HDFC Bank Ltd. ADR	—	600,437	746,094	1,346,531
—	23,739	29,498	53,237		Infosys Technologies Ltd. ADR	—	696,027	864,872	1,560,899
						—	1,296,464	1,610,966	2,907,430
					Israel: 1.8%
—	21,255	26,411	47,666		Teva Pharmaceutical Industries Ltd. ADR	—	911,414	1,132,509	2,043,923
						—	911,414	1,132,509	2,043,923
					Italy: 1.5%
121,242	—	(121,242)	—		Prysmian S.p.A.	1,470,795	—	(1,470,795)	—
—	39,418	48,980	88,398		Saipem S.p.A.	—	740,902	920,633	1,661,535
						1,470,795	740,902	(550,162)	1,661,535
					Japan: 11.7%
—	27,100	33,674	60,774		Denso Corp.	—	528,195	656,327	1,184,522
—	12,800	15,905	28,705		Fanuc Ltd.	—	852,847	1,059,735	1,912,582
582	—	(582)	—		Japan Tobacco, Inc.	2,064,747	—	(2,064,747)	—
382,200	—	(382,200)	—		Mitsubishi UFJ Financial Group, Inc.	2,401,811	—	(2,401,811)	—
237,700	—	(237,700)	—		Namco Bandai Holdings, Inc.	2,444,364	—	(2,444,364)	—
—	63,000	78,283	141,283		NGK Insulators Ltd.	—	654,360	813,098	1,467,458
—	3,200	3,976	7,176		Nintendo Co., Ltd.	—	1,028,187	1,277,609	2,305,796
—	8,230	10,226	18,456		ORIX Corp.	—	845,576	1,050,700	1,896,276
—	18,100	22,491	40,591		Shin-Etsu Chemical Co., Ltd.	—	962,114	1,195,508	2,157,622
—	14,300	17,769	32,069		Toyota Motor Corp.	—	558,428	693,894	1,252,322
—	9,350	11,618	20,968		Yamada Denki Co., Ltd.	—	508,922	632,379	1,141,301
						6,910,922	5,938,629	468,328	13,317,879
					Luxembourg: 1.3%
—	16,241	20,181	36,422	@	Millicom International Cellular SA	—	649,640	807,233	1,456,873
						—	649,640	807,233	1,456,873
					Mexico: 1.2%
—	21,882	27,190	49,072		Wal-Mart de Mexico SA de CV ADR	—	582,061	723,260	1,305,321
						—	582,061	723,260	1,305,321
					Netherlands: 1.1%
—	30,977	38,492	69,469		Koninklijke Philips Electronics NV- NY Shares	—	573,075	712,094	1,285,169
						—	573,075	712,094	1,285,169
					Norway: 1.1%
—	59,810	74,319	134,129	@	Renewable Energy Corp. A/S	—	564,298	701,188	1,265,486
						—	564,298	701,188	1,265,486
					Russia: 1.7%
60,064	42,446	(7,321)	95,189	@, L	OAO Gazprom ADR	1,196,059	845,231	(145,788)	1,895,502
15,308	—	(15,308)	—	@	Unified Energy System ADR	1,561,416	—	(1,561,416)	—
						2,757,475	845,231	(1,707,204)	1,895,502
					Singapore: 1.1%
—	186,000	231,121	417,121		Keppel Corp., Ltd.	—	579,891	720,564	1,300,455
						—	579,891	720,564	1,300,455
					South Africa: 1.4%
—	64,389	80,009	144,398		MTN Group Ltd.	—	723,031	898,427	1,621,458
						—	723,031	898,427	1,621,458
					South Korea: 1.4%
44,498	—	(44,498)	—		Hyundai Development Co.	1,204,140	—	(1,204,140)	—
—	3,382	4,202	7,584	#	Samsung Electronics GDR	—	700,790	870,791	1,571,581
						1,204,140	700,790	(333,349)	1,571,581
					Spain: 5.1%
—	66,792	82,995	149,787		Banco Bilbao Vizcaya Argentaria SA	—	775,210	963,264	1,738,474
—	78,135	97,089	175,224		Banco Santander Central Hispano SA	—	845,043	1,050,037	1,895,080
—	52,236	64,908	117,144		Telefonica SA	—	967,147	1,201,762	2,168,909
						—	2,587,400	3,215,063	5,802,463
					Switzerland: 10.3%
—	44,369	55,132	99,501	@	ABB Ltd.	—	582,170	723,395	1,305,565
33,898	24,935	(2,914)	55,919		Credit Suisse Group	1,267,577	932,416	(108,971)	2,091,022
66,469	—	(66,469)	—	@, L	Logitech International	983,077	—	(983,077)	—
—	21,336	26,512	47,848		Nestle SA	—	829,693	1,030,964	1,860,657
—	31,679	39,364	71,043		Nobel Biocare Holding AG	—	544,204	676,220	1,220,424
—	20,330	25,262	45,592		Novartis AG	—	1,031,910	1,282,235	2,314,145
—	8,462	10,515	18,977		Roche Holding AG	—	1,294,067	1,607,988	2,902,055
96,040	—	(96,040)	—		Xstrata PLC	1,642,697	—	(1,642,697)	—
5,814	—	(5,814)	—		Zurich Financial Services AG	1,179,531	—	(1,179,531)	—
						5,072,882	5,214,460	1,406,526	11,693,868
					Taiwan: 0.0%
607,522	—	(607,522)	—		HON HAI Precision Industry Co., Ltd.	1,466,373	—	(1,466,373)	—
1,178,600	—	(1,178,600)	—		Synnex Technology International Corp.	1,529,861	—	(1,529,861)	—
707,000	—	(707,000)	—		Taiwan Fertilizer Co., Ltd.	872,429	—	(872,429)	—
						3,868,663	—	(3,868,663)	—
					United Kingdom: 14.1%
106,626	—	(106,626)	—		Anglo American PLC	2,675,378	—	(2,675,378)	—
1,631,060	416,961	(1,112,949)	935,072		ARM Holdings PLC	2,543,027	650,095	(1,735,229)	1,457,893

—	71,815	89,236	161,051	@	Autonomy Corp. PLC		—	1,138,673	1,414,898	2,553,571
—	40,448	50,260	90,708		BG Group PLC		—	594,745	739,021	1,333,766
—	81,617	101,416	183,033		British Sky Broadcasting PLC		—	496,669	617,153	1,113,822
392,029	—	(392,029)	—		Compass Group PLC		1,822,967	—	(1,822,967)	—
344,204	—	(344,204)	—		Game Group PLC		722,023	—	(722,023)	—
—	119,172	148,081	267,253		ICAP PLC		—	593,824	737,877	1,331,701
86,743	—	(86,743)	—		Imperial Tobacco Group PLC		2,324,842	—	(2,324,842)	—
225,469	—	(225,469)	—		Inmarsat PLC		1,537,246	—	(1,537,246)	—
265,543	—	(265,543)	—		International Power PLC		949,980	—	(949,980)	—
—	146,154	181,609	327,763		Prudential PLC		—	734,180	912,281	1,646,461
50,176	—	(50,176)	—		Reckitt Benckiser PLC		2,122,433	—	(2,122,433)	—
—	88,602	110,095	198,697		Smith & Nephew PLC		—	811,269	1,008,070	1,819,339
—	38,990	48,448	87,438		Standard Chartered PLC		—	644,388	800,707	1,445,095
459,527	139,865	(285,733)	313,659		Tesco PLC		2,517,797	766,335	(1,565,561)	1,718,571
—	52,019	64,638	116,657		Vedanta Resources PLC		—	720,406	895,162	1,615,568
							17,215,693	7,150,584	(8,330,490)	16,035,787

					Total Common Stock		61,786,463	49,964,322	298,435	112,049,220
					(Cost $)		112,232,194	84,454,490	1,769,776	198,456,460

PREFERRED STOCK: 0.0%
					Russia: 0.0%
609,051	—	(609,051)	—		TNK-BP Holding		298,435	—	(298,435)	—

					Total Preferred Stock		298,435	—	(298,435)	—
					(Cost $)		1,769,776	—	(1,769,776)	—

					Total Long-Term Investments		62,084,898	49,964,322	—	112,049,220
					(Cost $)		114,001,970	84,454,490	—	198,456,460

	Principal Amount

SHORT-TERM INVESTMENTS: 0.0%
					Securities Lending Collateralcc: 0.0%
$6,221,322	$—	$(6,221,322)	$—		Bank of New York Mellon Corp. Institutional Cash Reserves		$6,150,930	$—	(6,150,930)	—

					Total Short-Term Investments		6,150,930	—	(6,150,930)	—
					(Cost $)		6,221,322	—	(6,221,322)	—

					Total Investments in Securities	99.0%	$68,235,828	$49,964,322	$(6,150,930)	$112,049,220
					(Cost $) *		120,223,292	84,454,490	(6,221,322)	198,456,460

					Other Assets and Liabilities - Net	1.1	(5,048,147)	197,394	6,150,930	1,300,177
					Net Assets prior to proforma adjustment	100.1%	$63,187,681	$50,161,716	$—	$113,349,397

					Proforma adjustment	(0.1)	—	—	(128,730)	(128,730)
					Net Assets after to proforma adjustment	100.0%	$63,187,681	$50,161,716	$(128,730)	$113,221,027

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at December 31, 2008.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is	$120,358,239	$88,035,858	$62,084,898	$150,120,756
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$—	$157,733	$—	157,733
	Gross Unrealized Depreciation	(52,122,411)	(38,229,269)	52,122,411	(38,229,269)
	Net Unrealized Depreciation	$(52,122,411)	$(38,071,536)	$52,122,411	$(38,071,536)

Industry	Percentage of Net Assets
Advertising	2.0%
Agriculture	—
Apparel	3.0
Auto Manufacturers	1.1
Auto Parts & Equipment	1.0
Banks	10.7
Beverages	—
Chemicals	3.0
Computers	—
Distribution/Wholesale	1.0
Diversified Financial Services	4.7
Electric	3.5
Electrical Components & Equipment	1.6
Electronics	2.4
Energy - Alternate Sources	1.1
Engineering & Construction	2.2
Food	4.7
Food Service	—
Healthcare - Products	2.7
Holding Companies - Diversified	2.2
Home Builders	—
Household Products/Wares	—
Insurance	3.5
Internet	2.3
Machinery - Construction & Mining	—
Machinery - Diversified	1.7
Media	1.0
Mining	7.7
Oil & Gas	6.8
Oil & Gas Services	1.5
Pharmaceuticals	6.4
Real Estate	1.2
Retail	2.2
Semiconductors	2.7
Software	4.9
Telecommunications	8.1
Toys/Games/Hobbies	2.0
Short-Term Investments	—
Other Assets and Liabilities - Net	1.1
Net Assets	100.0%

NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

Note 1 — Basis of Combination:

The Board of Trustees (“Board”) of ING International Growth Opportunities Fund (“International Growth Opportunities”) and ING International Capital Appreciation Fund (“International Capital Appreciation”) (each a “Fund” and collectively, the “Funds”), approved an Agreement and Plan of Reorganization dated March 27, 2009 (the “Plan”) whereby, subject to approval by the shareholders of International Growth Opportunities, International Capital Appreciation will acquire all of the assets of International Growth Opportunities, subject to the liabilities of International Growth Opportunities, in exchange for shares of International Capital Appreciation equal in value to the net assets of International Growth Opportunities (the “Merger”).

The Merger will be accounted for as a tax-free merger of investment companies with International Capital Appreciation remaining as both the tax and accounting survivor.  The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization(s) occurred at October 31, 2008.  The unaudited pro forma Portfolio of Investments and Statement of Assets and Liabilities reflect the financial position of International Growth Opportunities and International Capital Appreciation at October 31, 2008.  The unaudited pro forma Statement of Operations reflects the results of operations of International Growth Opportunities and International Capital Appreciation for the twelve-months ended October 31, 2008.  These statements have been derived from the Funds’ respective books and records utilized in calculating daily net asset value at the date indicated above for International Growth Opportunities and International Capital Appreciation under U.S. generally accepted accounting principles for investment companies. The unaudited pro forma Portfolio of Investments reflects the unaudited pro forma combined portfolio holdings of International Growth Opportunities and International Capital Appreciation as of October 31, 2008. This  unaudited pro forma Portfolio of Investments reflects management’s anticipation that most portfolio transitioning, including the sale of most holdings of International Growth Opportunities and the purchases of assets that International Capital Appreciation may hold or wish to hold, will take place shortly prior to the closing date of the Merger. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of International Capital Appreciation for pre-combination periods will not be restated.

     The unaudited pro forma Portfolio of Investments, and Statement of Assets and Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of each Fund, which are incorporated by reference in the Statement of Additional Information.

Note 2 — Security Valuation:

Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing price.  Fund securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by a Fund’s custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on a Fund’s valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.  Securities for which market quotations are not readily available are valued at their fair values as determined in good faith and in accordance with policies set by the Board of each Fund.  Among elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Fund calculates its net asset value. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Note 3 — Capital Shares:

The unaudited pro forma net asset value per share assumes additional shares of common International Capital Appreciation issued in connection with the proposed acquisition of International Growth Opportunities by International Capital Appreciation as of October 31, 2008.  The number of additional shares issued was calculated by dividing the net assets of each class of International Growth Opportunities by the respective class net asset value per share of International Capital Appreciation.

Note 4 — Merger Costs:

The expenses relating to the proposed Reorganization of International Growth Opportunities will be borne by ING Investments, LLC (or an affiliate).  The expenses of the Reorganization shall include, but are not limited to, the costs associated with the preparation of any necessary filings with the SEC, printing and distributing the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.

Note 5 — Use of Estimates in Preparation of Pro Forma Financial Statements:

Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies.  Actual results could differ from these estimates.

Note 6 — Federal Income Taxes:

It is the policy of the Funds to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders.  Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.  A portion of the amount of these capital loss carryforwards may be limited in the future.

PORTFOLIO MANAGERS’ REPORT FOR
ING INTERNATIONAL CAPITAL APPRECIATION FUND

Set forth below is an excerpt from ING International Capital Appreciation Fund’s Annual Report for the fiscal year ended October 31, 2008.

*              *              *

MARKET PERSPECTIVE: YEAR ENDED OCTOBER 31, 2008

For a while, as we reached the mid-way point of the fiscal year, it seemed as if the worst of the 10-month long global credit crisis had passed. But by October 31, 2008 the world’s credit markets were again staring into an ever deeper abyss of systemic failure. Global equities in the form of the Morgan Stanley Capital International (“MSCI”) World® Index(1) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) plunged 30.90% in the six months ended October 31, 2008, (down 38.70% for the entire fiscal year). (The MSCI World® Index plunged 41.85% for the entire fiscal year, measured in US dollars.) In currencies, the dollar appreciated by 19.6% against the euro and 20.30% against the pound in the second half of the fiscal year, as the outlook for the Eurozone and UK economies grew increasingly stark. However, the dollar fell 6.00% against the Japanese yen as carry-trades (essentially short yen positions) were unwound with risk aversion soaring to new levels. The dollar’s movement against the euro, pound and Japanese yen for the entire fiscal year was 10.40%, 25.20% and (14.30)%, respectively. The price of oil peaked at about $147 in mid July 2008, but the combination of a strengthening dollar and fading demand drove it to less than half of that price on October 31, 2008.

As explained in our semi-annual report, the Federal Reserve Board (the “Fed”) reduced the federal funds rate by a cumulative 325 basis points (or 3.25%) and the discount rate by 400 basis points (or 4.00%) from August 2007 through April 2008. In the wake of Bear Stearns’ forced sale to JP Morgan in March, the discount window was opened to other primary dealers. April’s near 6.00% rise in global equities seemed like a giant sigh of relief.

But it soon became obvious that little had changed. The housing market continued its inexorable slide, with the Standard & Poor’s (“S&P”)/Case-Shiller National U.S. Home Price Index(2) of house prices in 20 major cities reported in October as down a record 16.60%. In September, one in every 475 housing units in the country received a foreclosure notice. Banks continued to restrict credit and 30-year fixed mortgage rates reached a six-year high. By October, payrolls had fallen for nine consecutive months and the unemployment rate rose to 6.10%, a five-year high. Third quarter gross domestic product (“GDP”) registered its first decline since 2001.

Yet it was more crises in the financial sector that brought matters to a head.

In September 2008, the U.S. Department of the Treasury (“Treasury”) took control of the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), putting them into “conservatorship”. Merrill Lynch and Wachovia were forced into the arms of stronger institutions, with official encouragement. Global insurer AIG received a massive government loan of $85 billion. But Lehman Brothers was left to file for Chapter 11 protection.

It was soon realized that allowing Lehman Brothers to fall threatened to turn a credit crisis into a credit market collapse. Short term Lehman Brothers commercial paper was widely held in money market funds, which now showed signs of turning their backs on commercial credit all together.

So, after more than one year of the credit crisis, nothing that had been tried had worked. The U.S. Government was now in the position of choosing winners and losers among financial institutions. Credit markets faced systemic collapse. A systemic remedy was called for.

On Friday, September 19, 2008, Treasury Secretary Paulson proposed a Troubled Asset Relief Plan (“TARP”) under which a $700 billion fund would be set up to buy illiquid mortgage securities from financial institutions. The following month he announced that $250 billion of the TARP fund would be used to recapitalize nine banks (evidently whether they liked it or not) and that the Federal Deposit Insurance Corporation (“FDIC”) would guarantee inter-bank debt.

3

Since then the London Interbank Offered Rate (“LIBOR”) has fallen every day and for now it appears that economies and markets will be able to confront the inevitable recession with at least a functioning credit system. But it was close.

Market movements for the period were defined by the trauma of its final two months.

In US fixed income markets, the Lehman Brothers® U.S. Aggregate Bond (“LBAB”) Index(3) of investment grade bonds fell 3.60% in the six month period ended October 31, 2008 (+0.30% for the entire fiscal year). But high yield bonds, represented by the Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index(4), acted more like equities, returning (24.90)% for the six month period ended October 31, 2008 (-25.40% for the entire fiscal year).

U.S. equities, represented by the Standard & Poor’s Composite Stock Price 500® (“S&P 500®”) Index(5) including dividends, returned (29.30)% for the six month period ended October 31, 2008 (down 36.10% for the entire fiscal year). Profits for S&P 500® companies suffered their fourth straight quarter of decline, led down by the financials sector. Amid record volatility, the low point was reached on October 27, 2008, after which the index recovered 14.00% to month-end.

In international markets, the MSCI Japan® Index(6) dropped 36.90% in the six months through October 31, 2008 (-46.70% for the entire fiscal year). The export dependent economy suffered from slowing global demand and a rising yen, while high food and (until later) energy prices, plus political deadlock, sapped domestic confidence. Japan’s longest postwar expansion came to an end with a quarterly decline in GDP of 0.70%. The MSCI Europe ex UK® Index(7) slumped 31.9% for the six months through October 31, 2008 (-41.80% for the entire fiscal year), beset by sharply falling economic activity and inflation at a 16-year high causing the European Central Bank (“ECB”) to raise interest rates as late as July. But by October 2008, with GDP officially in decline, the ECB was reducing them again. In the UK, the MSCI UK® Index(8) fell 25.50% for the six months through October 31, 2008 (-32.70% for the entire fiscal year). Quarterly GDP declined by 0.50%, the most in sixteen years. The slide in house prices was accelerating. As everywhere else, lenders were tightening their rules and banks were in trouble. As our fiscal year ended, the government was buying large stakes in banks for its own account.

(1) The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The S&P/Case-Shiller National U.S. Home Price Index tracks the value of single-family housing within the United States. The index is a composite of single-family home price indices for the nine U.S. Census divisions and is calculated quarterly.

(3) The LBAB Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(4) The Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of non-investment grade fixed-income securities.

(5) The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(6) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(7) The MSCI Europe ex UK® Index is a free float adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(8) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results.  The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be

4

worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

5

ING INTERNATIONAL CAPITAL APPRECIATION FUND

PORTFOLIO MANAGERS’ REPORT

Country Allocation
as of October 31, 2008
(as a percent of net assets)

Portfolio holdings are subject to change daily.

ING International Capital Appreciation Fund (the “Fund”) seeks capital appreciation. The Fund is managed by a team of investment professionals led by Thomas R.H. Tibbles, CFA, Barry A. Lockhart, CFA, Trevor Graham, CFA, and Patrick Tan of Hansberger Global Investors, Inc. (“HGI”) — the Sub-Adviser.

Performance: For the year ended October 31, 2008, the Fund’s Class A shares, excluding sales charges, provided a total return of (52.69)% compared to the Morgan Stanley Capital International All Country World (ex-US) IndexSM(1)(“MSCI ACWI (ex-US)”), which returned (48.53)% for the same period.

Portfolio Specifics: The Fund underperformed the index during the year ending October 31, 2008 as the high quality bias in the large cap growth space did not reward investors. The majority of the Fund’s underperformance was driven by security selection due to the fundamental bottom-up strategy used by the manager.

According to attribution, the energy, industrials and financials sectors were the largest detractors over the past year, due primarily to negative stock selection. Within financials, National Bank of Greece SA and Prudential PLC were the largest detractors as the credit crisis spread beyond the US and concerns about financial liquidity weighed on investors minds. Renewable Energy Corp. A/S and Vestas Wind Systems A/S were among the largest detractors within the industrials sector as the global crisis of confidence and subsequent credit tightening potentially threatened the availability of capital expenditure financing. Wellstream Holdings PLC, an energy products company, also detracted from performance during the past year as the price of oil plunged in the third quarter of 2008.

From a sector perspective, the largest positive contributions to return came from the information technology, materials and telecommunication services sectors although every sector posted negative returns on an absolute basis. Strong relative performance in the information technology and telecommunication services sector was driven primarily by stock selection.

Attribution indicates that from a regional perspective, Japan, Pacific ex-Japan and Europe were the largest detractors from performance, primarily due to stock selection. Foxconn International Holdings Ltd. was down significantly as the prospects for global cellular handset sales diminished substantially given the current weak consumer environment.

The emerging markets region, although negative on an absolute basis, was the only region to post a positive contribution to performance because of positive security selection as well as a positive currency effect.

Current Strategy and Outlook: The financial crisis that gripped the U.S. in 2007 spread across the globe over the past year and has become an issue of liquidity and a global crisis of confidence. Although several coordinated measures have been taken by central banks worldwide, economic visibility remains low. We believe there are parts of the world, such as some emerging markets that will continue to grow although at much slower rates. It appears likely that there will be a recession in the developed world, although we believe the impact of such an event will not be felt as severely in emerging markets as it has been in previous occasions.

6

We continue to actively pursue a disciplined, consistent approach that seeks to select stocks from quality companies with strong secular growth profiles and compelling competitive advantages. We believe the Fund is well positioned to benefit over the coming year as capital returns to the market and investors turn their attention to high quality, large-cap stocks.

(1) The MSCI ACWI (ex-US) is a free float-adjusted market capitalization index that is designed to measure equity market performance in global developed and emerging markets, excluding the U.S. It includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund may differ from that presented for other ING Funds. Performance for the different classes of shares will vary based on differences in fees associated with each class.

Top Ten Holdings
as of October 31, 2008
(as a percent of net assets)

Roche Holding AG	2.6%
Rogers Communications, Inc.	2.4%
Iliad SA	2.4%
Autonomy Corp. PLC	2.3%
Novartis AG	2.1%
Esprit Holdings Ltd.	2.1%
Nintendo Co., Ltd.	2.0%
Focus Media Holding Ltd. ADR	2.0%
Manulife Financial Corp.	2.0%
Telefonica SA	1.9%

Portfolio holdings are subject to change daily.

7

ING INTERNATIONAL CAPITAL APPRECIATION FUND

PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended October 31, 2008

		Since Inception		Since Inception		Since Inception
		of Classes A and I		of Class B		of Class C
	1 Year	December 21, 2005		January 9, 2006		January 24, 2006

Including Sales Charge:
Class A(1)	(55.42)%	(12.60)%		—		—
Class B(2)	(55.26)%	—		(13.80)%		—
Class C(3)	(53.44)%	—		—		(12.65)%
Class I	(52.48)%	(10.47)%		—		—
Excluding Sales Charge:
Class A	(52.69)%	(10.77)%		—		—
Class B	(53.01)%	—		(12.92)%		—
Class C	(52.99)%	—		—		12.65%
Class I	(52.48)%	(10.47)%		—		—
MSCI ACWI (ex-US)(4)	(48.53)%	(7.24	)%(5)	(7.24	)%(5)	(9.69	)%(6)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING International Capital Appreciation Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charge and incurs no operating expenses. An investor cannot invest directly in the index. The Fund’s performance is shown both with and without the imposition of sales charges.

The graph and performance table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

8

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) The MSCI ACWI (ex-US) is a free float-adjusted market capitalization index that is designed to measure equity market performance in global developed and emerging markets, excluding the U.S. It includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.

(5) Since inception performance for the index is shown from January 1, 2006.

(6) Since inception performance for the index is shown from February 1, 2006.

9

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article 5.2 of the Amended and Restated Declaration of Trust provides for the indemnification of Registrant’s Trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office (“disabling conduct”).

Section 7 of Registrant’s Administration Agreement provides for the indemnification of Registrant’s Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct.  Section 9 of Registrant’s Distribution Agreement provides for the indemnification of Registrant’s Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its disabling conduct.

Section 4 of the Shareholder Service Agreement provides for the indemnification of Registrant’s Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its disabling conduct.

Registrant has obtained from a major insurance carrier a Trustees’ and officers’ liability policy covering certain types of errors and omissions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“1933 Act”) may be permitted to Trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

(1)           (a)           Amended and Restated Declaration of Trust of ING Mutual Funds dated June 3, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 102 to the Registrant’s Registration Statement on Form N-1A filed on September 8, 2004 and incorporated herein by reference.

(b)           Amendment No. 1 dated September 2, 2004 to the Amended and Restated Declaration of Trust (ING Global Real Estate Fund Class I Shares) - Filed as an Exhibit to Post-Effective Amendment No. 102 to the Registrant’s Registration Statement on Form N-1A filed on September 8, 2004 and incorporated herein by reference.

(c)           Amendment No. 2 dated January 31, 2005 to the Amended and Restated Declaration of Trust (ING International Value Choice Fund) - Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

(d)           Amendment No. 3 dated February 1, 2005 to the Amended and Restated Declaration of Trust (name change - ING Global Value Choice Fund, formerly ING Worldwide Growth Fund) - Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

(e)           Amendment No. 4 dated March 1, 2005 to the Amended and Restated Declaration of Trust (name change - ING International SmallCap Fund,  formerly ING International SmallCap Growth Fund) - Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Registration  Statement on Form N-1A filed on September 30, 2005 and incorporated herein by reference.

(f)            Amendment No. 5 dated April 29, 2005 to the Amended and Restated Declaration of Trust (ING Global Value Choice Fund and ING International Value Choice Fund Class I Shares) - Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Registration Statement on Form N-1A filed on September 30, 2005 and incorporated herein by reference.

(g)           Amendment No. 6 dated September 1, 2005 to the Amended and Restated Declaration of Trust (ING Emerging Markets Fixed Income Fund and ING Greater China Fund) - Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Registration Statement on Form N-1A filed on September 30, 2005 and incorporated herein by reference.

(h)           Amendment No. 7 dated September 30, 2005 to the Amended and Restated Declaration of Trust (ING Global Equity Dividend Fund & ING Global Real Estate Fund Class O Shares) - Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Registration Statement on Form N-1A filed on September 30, 2005 and incorporated herein by reference.

(i)            Amendment No. 8 dated November 1, 2005 to the Amended and Restated Declaration of Trust (ING Diversified International Fund, ING Index Plus International Equity Fund and ING International Capital Appreciation Fund) - Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A filed on December 6, 2005 and incorporated herein by reference.

(j)            Amendment No. 9 dated November 10, 2005 to the Amended and Restated Declaration of Trust (ING International Real Estate Fund) - Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A filed on December 6, 2005 and incorporated herein by reference.

(k)           Amendment No. 10 dated March 16, 2006 to the Amended and Restated Declaration of Trust (ING Global Bond Fund) - Filed as an Exhibit to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement on Form N-1A filed on June 19, 2006 and incorporated herein by reference.

(l)            Amendment No. 11 dated May 25, 2006 to the Amended and Restated Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement on Form N-1A filed on June 19, 2006 and incorporated herein by reference.

(m)          Amendment No. 12 dated July 13, 2006 to the Amended and Restated Declaration of Trust (ING Diversified International Fund Class R Shares) - Filed as an Exhibit to Post-Effective Amendment No. 117 to the Registrant’s Registration Statement on Form N-1A filed on August 14, 2006 and incorporated herein by reference.

(n)           Amendment No. 13 dated October 9, 2006 to the Amended and Restated Declaration of Trust (name change - ING Global Natural Resources Fund, formerly ING Precious Metals Fund) - Filed as an Exhibit to Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A filed on December 7, 2006 and incorporated herein by reference.

(o)           Amendment No. 14 dated November 9, 2006 to the Amended and Restated Declaration of Trust (ING International Value Opportunities Fund) - Filed as an Exhibit to Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A filed on December 7, 2006 and incorporated herein by reference.

(p)           Amendment No. 15 dated November 9, 2006 to the Amended and Restated Declaration of Trust (authority to reclassify, reorganize, recapitalize or convert issued or unissued Interests of any class into Interests of one or more other classes) - Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A filed on February 23, 2007 and incorporated herein by reference.

(q)           Amendment No. 16 dated November 9, 2006 to the Amended and Restated Declaration of Trust (abolishing Class M Shares of ING Emerging Countries Fund) - Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A filed on February 23, 2007 and incorporated herein by reference.

(r)            Amendment No. 17 dated February 28, 2007 to the Amended and Restated Declaration of Trust (name change - ING International Growth Opportunities Fund, formerly ING International Fund) - Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A filed on February 23, 2007 and incorporated herein by reference.

(s)           Amendment No. 18 dated March 2, 2007 to the Amended and Restated  Declaration of Trust (ING International Equity Dividend Fund) - Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A filed on July 27, 2007 and incorporated herein by reference.

(t)            Amendment No. 19 dated July 12, 2007 to the Amended and Restated Declaration of Trust (ING Asia-Pacific Real Estate Fund and ING European Real Estate Fund; ING Global Equity Dividend Fund and ING Global Natural Resources Fund Class I Shares; and ING Index Plus International Equity Fund Class O Shares) - Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A filed on July 27, 2007 and incorporated herein by reference.

(u)           Amendment No. 20 dated September 12, 2007 to the Amended and Restated Declaration of Trust (Class W shares for ING Diversified International Fund, ING Emerging Countries Fund, ING Foreign Fund, ING Global Equity Dividend Fund, ING Global Natural Resources Fund, ING Global Real Estate Fund, ING International Equity Dividend Fund, ING International Real Estate Fund and ING International SmallCap Fund) - Filed as an Exhibit to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement on Form N-1A filed on November 9, 2007 and incorporated herein by reference.

(v)           Amendment No. 21 dated December 17, 2007 to the Amended and Restated Declaration of Trust (name change - ING International SmallCap Multi-Manager Fund, formerly ING International SmallCap Fund) - Filed as an Exhibit to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2008 and incorporated herein by reference.

(w)          Amendment No. 22 dated May 30, 2008 to the Amended and Restated Declaration of Trust (Class O shares for ING Diversified International Fund, ING Global Bond Fund, ING Greater China Fund and ING  International SmallCap Multi-Manager Fund) - Filed as an Exhibit to Post-Effective Amendment No. 132 to the Registrant’s Registration Statement on Form N-1A filed on June 4, 2008 and incorporated herein by reference.

(x)            Amendment No. 23 dated September 27, 2008 to the Amended and Restated Declaration of Trust — Filed as an Exhibit to Post-Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A filed on February 26, 2009 and incorporated herein by reference.

(y)           Amendment No. 24 dated March 27, 2009 to the Amended and Restated Declaration of Trust (ING International Capital Appreciation Fund — Class Q shares) — Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A on May 29, 2009 and incorporated herein by reference.

(z)            Amendment No. 25 dated May 14, 2009 to the Amended and Restated Declaration of Trust (ING Global Bond Fund, ING Global Value Choice Fund, ING International Value Choice Fund — Class W shares) — Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A on May 29, 2009 and incorporated herein by reference.

(2)           (a)           Amended Bylaws of Registrant (Nicholas-Applegate Mutual Funds) dated December 18, 1992 - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(b)           Form of Amendment to Section 2.5 of Bylaws of Registrant - Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed on June 4, 1996 and incorporated herein by reference.

(3)           Not applicable.

(4)           Agreement and Plan of Reorganization between ING International Capital Appreciation Fund and ING International Growth Opportunities Fund, each a separate series of ING Mutual Funds — Attached as Appendix A to the Proxy Statement/Prospectus.

(5)           Not applicable.

(6)           (a)           Amended and Restated Investment Management Agreement between ING Mutual Funds and ING Investments, LLC dated September 23, 2002 and amended and restated February 1, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

(i)            Amendment effective December 15, 2006 to Amended and Restated Investment Management Agreement between ING Mutual Funds and ING Investments, LLC dated February 1, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A filed on February 23, 2007 and incorporated herein by reference.

(ii)           Amended Schedule A effective October 2008 with respect to the Amended and Restated Investment Management Agreement dated February 1, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A filed on February 26, 2009 and incorporated herein by reference.

(iii)          Reduction letter dated May 28, 2008 with respect to the Amended and Restated Investment Management Agreement dated February 1, 2005 (ING Emerging Countries Fund) - Filed as an Exhibit to Post-Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A filed on February 26, 2009 and incorporated herein by reference.

(b)           Investment Management Agreement between the Trust and ING Investments, LLC dated September 23, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)            First Amendment to the Investment Management Agreement, effective as of September 2, 2004 (ING Foreign Fund, ING Global Equity Dividend Fund, ING International Fund, ING Precious Metals Fund and ING Russia Fund) - Filed as an Exhibit to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A filed on December 17, 2004 and incorporated herein by reference.

(ii)           Second Amendment dated December 15, 2006 to the Investment Management Agreement - Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A filed on February 23, 2007 and incorporated herein by reference.

(iii)          Letter agreement dated March 1, 2009 with respect to ING Foreign Fund - Filed as an Exhibit to Post-Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A filed on February 26, 2009 and incorporated herein by reference.

(iv)          Amended Schedule A dated October 2007 with respect to the Investment Management Agreement dated September 23, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2008 and incorporated herein by reference.

(c)           Sub-Advisory Agreement dated August 1, 2003 between ING Investments, LLC and ING Investment Management Co. (formerly Aeltus Investment Management, Inc.) - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)            First Amendment effective September 1, 2003 to the Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A filed on December 17, 2004 and incorporated herein by reference.

(ii)           Amended Schedule A dated September 2007 with respect to the Sub-Advisory Agreement dated August 1, 2003 between ING Investments, LLC and ING Investment Management Co. - Filed as an Exhibit to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A filed on October 12, 2007 and incorporated herein by reference.

(iii)          Aeltus Termination letter (ING Worldwide Growth Fund) - Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Registration Statement on Form N-1A filed on September 30, 2005 and incorporated herein by reference.

(iv)          Second Amendment effective December 15, 2006 to the Sub-Advisory Agreement dated August 1, 2003 between ING Investments, LLC and ING Investment Management Co. (formerly Aeltus Investment Management, Inc.) - Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A filed on February 23, 2007 and incorporated herein by reference.

(v)           Third Amendment effective September 15, 2007 to the Sub-Advisory Agreement dated August 1, 2003 between ING Investments, LLC and ING Investment Management Co. (formerly Aeltus Investment Management, Inc.) - Filed as an Exhibit to Post-Effective Amendment No. 132 to the Registrant’s Registration Statement on Form N-1A filed on June 4, 2008 and incorporated herein by reference.

(vi)          ING Investment Management Co. Termination Letter (merger of ING International Growth Opportunities Fund with and into ING International Capital Appreciation Fund) — Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A on May 29, 2009 and incorporated herein by reference.

(d)           Amended and Restated Sub-Advisory Agreement dated December 7, 2005 and amended and restated August 21, 2008 between ING Investments, LLC and ING Investment Management Advisors B.V. - Filed as an Exhibit to Post-Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A filed on February 26, 2009 and incorporated herein by reference.

(i)            Schedule A to the Amended and Restated Sub-Advisory Agreement dated December 7, 2005 and amended and restated August 21, 2008 between ING Investments, LLC and ING Investment Management Advisors B.V. - Filed as an Exhibit to Post-Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A filed on February 26, 2009 and incorporated herein by reference.

(e)           Sub-Advisory Agreement dated September 23, 2002 between ING Investments, LLC and Clarion CRA Securities L.P. - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)            First Amendment effective as of July 1, 2003 to the Sub-Advisory Agreement between ING Investments, LLC and Clarion - Filed as an Exhibit to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A filed on December 17, 2004 and incorporated herein by reference.

(ii)           Second Amendment effective as of September 1, 2003 to the Sub-Advisory Agreement between ING Investments, LLC and Clarion - Filed as an Exhibit to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A filed on December 17, 2004 and incorporated herein by reference.

(iii)          Clarion Name change notification - Filed as an Exhibit to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A filed on December 17, 2004 and incorporated herein by reference.

(iv)          Third Amendment effective as of December 15, 2006 to the Sub-Advisory Agreement between ING Investments, LLC, and ING Clarion Real Estate Securities L.P. - Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A filed on February 23, 2007 and incorporated herein by reference.

(v)           Amended Schedule A dated June 1, 2008 to the Sub-Advisory Agreement dated September 23, 2002 between ING Investments, LLC and ING Clarion Real Estate Securities L.P. - Filed as an Exhibit to Post-Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A filed on February 26, 2009 and incorporated herein by reference.

(f)            Sub-Advisory Agreement dated May 28, 2003 between ING Investments, LLC and Julius Baer Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)            First Amendment effective December 15, 2006 to the Sub-Advisory Agreement dated May 28, 2003 between ING Investments, LLC and Julius Baer Investment Management, LLC - Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A filed on February 23, 2007 and incorporated herein by reference.

(ii)           Second Amendment effective May 31, 2007 to the Sub-Advisory Agreement dated May 28, 2003 between ING Investments, LLC and Julius Baer Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A filed on October 12, 2007 and incorporated herein by reference.

(iii)          Amended Schedule A effective July 31, 2007 to the Sub-Advisory Agreement dated May 28, 2003, as amended, between ING Investments, LLC and Julius Baer Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2008 and incorporated herein by reference.

(g)           Sub-Advisory Agreement dated March 1, 2005 between ING Investments, LLC and Brandes Investment Partners, L.P - Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A filed on December 6, 2005 and incorporated herein by reference.

(i)            Schedule A dated March 1, 2005 with respect to the Sub-Advisory Agreement between ING Investments, LLC and Brandes Investment Partners, L.P. - Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A filed on December 6, 2005 and incorporated herein by reference.

(ii)           First Amendment effective as of December 15, 2006 to the Sub-Advisory Agreement dated March 1, 2003 between ING Investments, LLC and Brandes Investment Partners, L.P. - Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A filed on February 23, 2007 and incorporated herein by reference.

(iii)          Termination of Agreement dated June 10, 2008 of Sub-Advisory Agreement dated March 1, 2005 between ING Investments, LLC and Brandes Investment Partners, L.P. regarding ING Emerging Countries Fund - Filed as an Exhibit to Post-Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A filed on February 26, 2009 and incorporated herein by reference.

(h)           Sub-Advisory Agreement dated March 1, 2005 between ING Investments, LLC and Acadian Asset Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 107 to the Registrant’s Registration Statement on Form N-1A filed on February 25, 2005 and incorporated herein by reference.

(i)            First Amendment effective December 15, 2006 to the Sub-Advisory Agreement dated March 1, 2005 between ING Investments, LLC, and Acadian Asset Management, Inc. - Filed as an Exhibit

to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A filed on February 23, 2007 and incorporated herein by reference.

(i)            Sub-Advisory Agreement dated March 1, 2007 between ING Investments, LLC and Hansberger Global Investors, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A filed on May 14, 2007 and incorporated herein by reference.

(i)            Schedule A dated March 1, 2007 to the Sub-Advisory Agreement dated March 1, 2007 between ING Investments, LLC and Hansberger Global Investors, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A filed on May 14, 2007 and incorporated herein by reference.

(j)            Sub-Advisory Agreement dated December 7, 2005 between ING Investments, LLC and ING Investment Management Asia/Pacific (Hong Kong) Limited - Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A filed on December 6, 2005 and incorporated herein by reference.

(i)            Schedule A dated December 7, 2005 to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Asia/Pacific (Hong Kong) Limited - Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A filed on December 6, 2005 and incorporated herein by reference.

(ii)           First Amendment effective December 15, 2006 to the Sub-Advisory Agreement dated December 7, 2005 between ING Investments, LLC  and ING Investment Management Asia/Pacific (Hong Kong) Limited - Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A filed on February 23, 2007 and incorporated herein by reference.

(k)           Sub-Advisory Agreement dated November 16, 2007 between ING Investments, LLC and ING Tradewinds Global Investors, LLC with regard to ING International Value Choice Fund - Filed as an Exhibit to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2008 and incorporated herein by reference.

(i)            Schedule A effective November 16, 2007 to the Sub-Advisory Agreement between ING Investments, LLC and Tradewinds Global Investors, LLC - Filed as an Exhibit to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2008 and incorporated herein by reference.

(l)            Sub-Advisory Agreement dated November 16, 2007 between ING Investments, LLC and Tradewinds Global Investors, LLC with regard to ING Global Value Choice Fund - Filed as an Exhibit to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2008 and incorporated herein by reference.

(i)            Schedule A effective as of November 16, 2007 to the Sub-Advisory Agreement between ING Investments, LLC and Tradewinds Global Investors, LLC - Filed as an Exhibit to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2008 and incorporated herein by reference.

(m)          Sub-Advisory Agreement dated November 1, 2006 between ING Investments, LLC and Batterymarch Financial Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A filed on December 7, 2006 and incorporated herein by reference.

(n)           Sub-Advisory Agreement dated December 17, 2007 between ING Investments, LLC and Schroder Investment Management North America Inc. - Filed as an Exhibit to Post-Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A filed on February 26, 2009 and incorporated herein by reference.

(i)            Schedule A effective as of December 17, 2007 to the Sub-Advisory Agreement between ING Investments, LLC and Schroder Investment Management North America, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A filed on February 26, 2009 and incorporated herein by reference.

(o)           Amended and Restated Expense Limitation Agreement between ING Investments, LLC, ING Mutual Funds and ING Clarion Real Estate Securities, L.P. effective September 23, 2002 as restated on August 1, 2003 and further amended and restated on February 1, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A filed on December 6, 2005 and incorporated herein by reference.

(i)            Amended Schedule A effective December 17, 2007 to the Restated Expense Limitation Agreement effective September 23, 2002 as restated on August 1, 2003 and further amended and restated on February 1, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2008 and incorporated herein by reference.

(p)           Amended and Restated Expense Limitation Agreement effective May 29, 2003 as hereby amended and restated on February 1, 2005 between ING Mutual Funds and ING Investments, LLC with respect to ING Global Equity Dividend Fund - Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A filed on December 6, 2005 and incorporated herein by reference.

(i)            Amended Schedule A effective December 17, 2007 with respect to the Restated Expense Limitation Agreement effective May 29, 2003 as hereby amended and restated on February 1, 2005 between ING Mutual Funds and ING Investments, LLC with respect to ING Global Equity Dividend Fund - Filed as an Exhibit to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2008 and incorporated herein by reference.

(q)           Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Mutual Funds effective September 23, 2002 as restated on August 1, 2003 and further amended and restated on February 1, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A filed on December 6, 2005 and incorporated herein by reference.

(i)            Side Agreement dated March 1, 2008 to the Expense Limitation Agreement between ING Mutual Funds and ING Investments, LLC (ING Foreign Fund) effective September 23, 2002 as restated on August 1, 2003 and further amended and restated on February 1, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 132 to the Registrant’s Registration Statement on Form N-1A filed on June 4, 2008 and incorporated herein by reference.

(ii)           Side Agreement dated March 1, 2008 to the Expense Limitation Agreement between ING Mutual Funds and ING Investments, LLC (ING International Growth Opportunities Fund formerly, ING International Fund) effective September 23, 2002 as restated on August 1, 2003 and further amended and restated on February 1, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 132 to the Registrant’s Registration Statement on Form N-1A filed on June 4, 2008 and incorporated herein by reference.

(iii)          Side Agreement dated January 1, 2008 to the Expense Limitation Agreement between ING Mutual Funds and ING Investments, LLC (ING Emerging Countries) effective September 23, 2002 as restated on August 1, 2003 and further amended and restated on February 1, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 132 to the Registrant’s Registration Statement on Form N-1A filed on June 4, 2008 and incorporated herein by reference.

(iv)          Amended Schedule A dated June 1, 2009, to the Amended and Restated Expense Limitation Agreement between ING Mutual Funds and ING Investments, LLC — Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A on May 29, 2009 and incorporated herein by reference.

(r)            Expense Limitation Agreement effective January 2, 2008 between ING Funds Distributor, LLC, ING Investments, LLC and ING Mutual Funds with regard to ING Global Value Choice Fund — Filed as an Exhibit to Post-Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A filed on February 26, 2009 and incorporated herein by reference.

(i)            Amended Schedule A, dated June 1, 2009, to the Expense Limitation Agreement between ING Funds Distributor, LLC, ING Investments, LLC and ING Mutual Funds — Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A on May 29, 2009 and incorporated herein by reference.

(s)           Side Agreement between ING Mutual Funds and ING Investments, LLC dated May 30, 2008 with respect to Class O shares of ING Greater China Fund — Filed as an Exhibit to Post-Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A filed on February 26, 2009 and incorporated herein by reference.

(t)            Side Agreement between ING Mutual Funds and ING Investments, LLC dated March 1, 2009 with respect to Class A, Class B, Class C, and Class I shares of ING Greater China Fund — Filed as an Exhibit to Post-Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A filed on February 26, 2009 and incorporated herein by reference.

(7)           (a)           Underwriting Agreement dated September 23, 2002 between ING Mutual Funds and ING Funds Distributor, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)            Amended Schedule A dated October 2008 with respect to the Underwriting Agreement dated September 23, 2002 between ING Mutual Funds and ING Funds Distributor, LLC - Filed as an Exhibit to Post-Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A filed on February 26, 2009 and incorporated herein by reference.

(8)           Not applicable.

(9)           (a)           Custody Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)            Amended Exhibit A, dated May 1, 2009 to the Custody Agreement with The Bank of New York Mellon — Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A on May 29, 2009 and incorporated herein by reference.

(b)           Foreign Custody Manager Agreement dated January 6, 2003 with the Bank of New York - Filed as an Exhibit to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement on Form N-1A filed on August 29, 2003 and incorporated herein by reference.

(i)            Amended Exhibit A, dated May 1, 2009 to the Foreign Custody Manager Agreement dated January 6, 2003 with The Bank of New York Mellon — Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A on May 29, 2009 and incorporated herein by reference.

(ii)           Amended Schedule 2 dated June 4, 2008 to the Foreign Custody Manager Agreement with The Bank of New York Mellon — Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A on May 29, 2009 and incorporated herein by reference.

(c)           Securities Lending Agreement and Guaranty dated August 7, 2003 with The Bank of New York - Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)            Amended Exhibit A dated May 1, 2009 to the Securities Lending Agreement and Guaranty dated August 7, 2003 with The Bank of New York Mellon  — Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A on May 29, 2009 and incorporated herein by reference.

(10)         (a)           Amended and Restated Service and Distribution Plan for ING Mutual Funds (formerly known as Pilgrim Mutual Funds) Class B Shares - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)            Amended and Restated Schedule A effective October 24, 2008 to the Amended and Restated Service and Distribution Plan for ING Mutual Funds Class B Shares - Filed as an Exhibit to Post-Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A filed on February 26, 2009 and incorporated herein by reference.

(b)           Amended and Restated Service and Distribution Plan for ING Mutual Funds (formerly known as Pilgrim Mutual Funds) Class A Shares - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)            Amended and Restated Schedule A effective October 24, 2008 to the Amended and Restated Service and Distribution Plan for ING Mutual Funds Class A Shares - Filed as an Exhibit to Post-Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A filed on February 26, 2009 and incorporated herein by reference.

(ii)           Waiver letter dated January 1, 2009 (ING Emerging Countries Fund) Filed as an Exhibit to Post-Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A filed on February 26, 2009 and incorporated herein by reference.

(c)           Amended and Restated Service and Distribution Plan for ING Mutual Funds (formerly known as Pilgrim Mutual Funds) Class C Shares - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)            Amended and Restated Schedule A effective October 24, 2008 to the Amended and Restated Service and Distribution Plan for ING Mutual Funds Class C Shares - Filed as an Exhibit to Post-Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A filed on February 26, 2009 and incorporated herein by reference.

(d)           Shareholder Service and Distribution Plan for ING Mutual Funds Class R Shares - Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A filed on February 23, 2007 and incorporated herein by reference.

(e)           Third Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, effective January 2, 2007 - Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A filed on February 23, 2007 and incorporated herein by reference.

(i)            Amended Schedule A effective May 14, 2009, to the Third Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 — Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A on May 29, 2009 and incorporated herein by reference.

(ii)           Amended Schedule B effective May 14, 2009, to the Third Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 — Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A on May 29, 2009 and incorporated herein by reference.

(11)         Opinion and Consent of Counsel — Previously filed as an exhibit to the Registrant’s Form N-14 Registration Statement as filed on April 24, 2009, File No. 333-158789, and incorporated herein by reference.

(12)         Opinion and Consent of Counsel Supporting Tax Matters and Consequences — To be filed by subsequent post-effective amendment.

(13)         (a)           Amended and Restated Administration Agreement dated September 23, 2002 and amended and restated on November 30, 2008 between ING Mutual Funds and ING Funds Services, LLC — Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A on May 29, 2009 and incorporated herein by reference.

(b)           Agency Agreement dated November 30, 2000 - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)            Amended and Restated Exhibit A dated September 15, 2008 to the Agency Agreement dated November 30, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A filed on February 26, 2009 and incorporated herein by reference.

(c)           Transfer Agency Agreement dated February 25, 2009 by and between PNC Global Investment Servicing (U.S.) Inc. and ING Mutual Funds — Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A on May 29, 2009 and incorporated herein by reference.

(d)           Fund Accounting Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)            Amended Exhibit A, dated May 1, 2009, to the Fund Accounting Agreement dated January 6, 2003 with The Bank of New York — Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A on May 29, 2009 and incorporated herein by reference.

(e)           Shareholder Servicing Plan for ING Mutual Funds Class O Shares dated July 21, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A filed on December 6, 2005 and incorporated herein by reference.

(i)            Amended Schedule A effective May 2008 to the Shareholder Services Plan for Class O Shares - Filed as an Exhibit to Post-Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A filed on February 26, 2009 and incorporated herein by reference.

(f)            Shareholder Service Plan for ING Mutual Funds Class Q Shares - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A filed on February 13, 2004 and incorporated herein by reference.

(i)            Amended and Restated Schedule A dated October 2008 to the Shareholder Service Plan for ING Mutual Funds Class Q Shares - Filed as an Exhibit to Post-Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A filed on February 26, 2009 and incorporated herein by reference.

(g)           Shareholder Service Plan Fee Waiver for ING Mutual Funds Class A Shares (ING Emerging Countries Fund) dated January 1, 2008 - Filed as an Exhibit to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2008 and incorporated herein by reference.

(h)           Shareholder Services Agreement dated June 4, 2008 between ING Funds Distributor, LLC and ShareBuilder Securities Corporation (Class O Shares) - Filed as an Exhibit to Post-Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A filed on February 26, 2009 and incorporated herein by reference.

(14)         Consent of independent registered public accounting firm — Previously filed as an exhibit to the Registrant’s Form N-14 Registration Statement as filed on April 24, 2009, File No. 333-158789, and incorporated herein by reference.

(15)         Not applicable.

(16)         Powers of attorney — Filed as an attachment to Post-Effective Amendment 129 to the Registrant’s Registration Statement filed on Form N-1A on December 14, 2007 and incorporated herein by reference.

(17)         Not applicable.

ITEM 17. UNDERTAKINGS

(1)           The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)           The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485 (b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 4th day of June, 2009.

ING MUTUAL FUNDS

By:	/s/ Huey P. Falgout
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	President, Chief Executive	June 4, 2009
Shaun P. Mathews*	Officer and Interested Trustee

	Senior Vice President and	June 4, 2009
Todd Modic*	Chief/Principal Financial Officer

	Trustee	June 4, 2009
Colleen D. Baldwin*

	Trustee	June 4, 2009
John V. Boyer*

	Trustee	June 4, 2009
Patricia W. Chadwick*

	Interested Trustee	June 4, 2009
Robert W. Crispin*

	Trustee	June 4, 2009
Peter S. Drotch*

	Trustee	June 4, 2009
J. Michael Earley*

	Trustee	June 4, 2009
Patrick W. Kenny*

	Trustee	June 4, 2009
Sheryl K. Pressler*

	Trustee	June 4, 2009
Roger B. Vincent*

*By:	/s/ Huey P. Falgout
Huey P. Falgout, Jr.
Attorney-in-Fact**

**           Powers of attorney for Shaun P. Mathews, Todd Modic and each Trustee dated November 29, 2007 — Filed as an attachment to Post-Effective Amendment 129 to the Registrant’s Registration Statement filed on Form N-1A on December 14, 2007 and incorporated herein by reference.